UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

Kimberly A. Plante, Secretary
Ohio National Fund, Inc.
P.O. Box 237
Cincinnati, OH 45201
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Equity Portfolio

		Fair
COMMON STOCKS - 98.9%	Shares	Value
CONSUMER DISCRETIONARY - 26.9%
Automobiles - 0.8%
General Motors Corp.	114,700	$4,209,490
Household Durables - 1.9%
Beazer Homes USA, Inc.	40,700	335,775
Centex Corp.	167,400	4,447,818
Pulte Homes, Inc.	299,000	4,069,390
Ryland Group, Inc.	73,900	1,583,677
		10,436,660
Internet & Catalog Retail - 14.0%
Amazon.com Inc. (a)	515,900	48,056,085
Expedia, Inc. (a)	490,200	15,627,576
IAC/InterActiveCorp (a)	437,900	12,992,493
		76,676,154
Leisure Equipment & Products - 2.9%
Eastman Kodak Co.	590,600	15,804,456
Media - 4.2%
The DIRECTV Group Inc. (a)	441,800	10,726,904
Time Warner, Inc.	654,000	12,007,440
		22,734,344
Multiline Retail - 3.1%
Sears Holdings Corp. (a)	133,900	17,032,080
Specialty Retail - 0.0%
Best Buy Co., Inc. (a)	4,900	225,498
TOTAL CONSUMER DISCRETIONARY		147,118,682

ENERGY - 0.2%
Oil, Gas, & Consumable Fuels - 0.2%
Exxon Mobil Corp.	14,100	1,305,096
TOTAL ENERGY		1,305,096

FINANCIALS - 14.5%
Capital Markets - 1.6%
The Bear Stearns Companies Inc.	45,500	5,587,855
The Goldman Sachs Group, Inc.	14,000	3,034,360
		8,622,215
Consumer Finance - 1.5%
Capital One Financial Corp.	121,600	8,077,888
Diversified Financial Services - 6.9%
Citigroup, Inc.	291,600	13,608,972
JPMorgan Chase & Co.	504,800	23,129,936
NYSE Euronext, Inc.	14,200	1,124,214
		37,863,122
Insurance - 2.5%
American International Group, Inc.	196,500	13,293,225
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	579,900	11,023,899
TOTAL FINANCIALS		78,880,349

HEALTH CARE - 13.4%
Biotechnology - 0.5%
Amgen, Inc. (a)	47,500	2,687,075
Health Care Equipment & Supplies - 1.5%
Covidien Ltd. (a)	203,700	8,453,550
Health Care Providers & Services - 10.0%
Aetna, Inc.	420,600	22,825,962
Health Net, Inc. (a)	156,400	8,453,420
UnitedHealth Group, Inc.	476,800	23,091,424
		54,370,806
Pharmaceuticals - 1.4%
Pfizer, Inc.	321,100	7,844,473
TOTAL HEALTH CARE		73,355,904

INDUSTRIALS - 4.3%
Industrial Conglomerates - 4.3%
General Electric Co.	352,800	14,605,920
Tyco International Ltd.	196,900	8,730,546
TOTAL INDUSTRIALS		23,336,466

INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	319,500	10,578,645
Motorola, Inc.	242,500	4,493,525
		15,072,170
Computers & Peripherals - 5.4%
Hewlett-Packard Co.	237,900	11,845,041
International Business Machines Corp.	83,500	9,836,300
Seagate Technology	314,300	8,039,794
		29,721,135
Internet Software & Services - 11.9%
eBay, Inc. (a)	480,100	18,733,502
Google, Inc. Class A (a)	49,300	27,966,411
Yahoo!, Inc. (a)	686,300	18,420,292
		65,120,205
Semiconductor & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	221,200	8,093,708
Software - 3.2%
CA, Inc.	283,700	7,296,764
Electronic Arts, Inc. (a)	179,700	10,061,403
		17,358,167
TOTAL INFORMATION TECHNOLOGY		135,365,385

MATERIALS - 0.5%
Metals & Mining - 0.5%
Nucor Corp.	45,400	2,699,938
TOTAL MATERIALS		2,699,938

TELECOMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 4.6%
Qwest Communications International, Inc. (a)	2,718,400	24,900,544
Wireless Telecommunication Services - 4.8%
Sprint Nextel Corp.	1,388,700	26,385,300
TOTAL TELECOMMUNICATION SERVICES		51,285,844

UTILITIES - 4.9%
Independent Power Producers & Energy Traders - 4.9%
The AES Corp. (a)	1,340,500	26,863,620
TOTAL UTILITIES		26,863,620
TOTAL COMMON STOCKS (Cost $376,489,189)		$540,211,284

	Face	Fair
REPURCHASE AGREEMENTS - 1.2%	Amount	Value
Bank of America 5.000% 10/01/2007	$6,283,669	$6,283,669
Repurchase price $6,288,287
Collateralized by:
Federal National Mortgage Association
4.500%, 06/01/2036
Fair Value: $6,408,645
TOTAL REPURCHASE AGREEMENTS (Cost $6,283,669)		$6,283,669

Total Investments - 100.1% (Cost $382,772,858) (b)		$546,494,953
Liabilities in Excess of Other Assets - (0.1)%		(456,978)
Net Assets - 100.0%		$546,037,975

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Money Market Portfolio

	Face	Amortized
SHORT-TERM NOTES - 99.5%	Amount	Cost
CONSUMER DISCRETIONARY - 3.9%
Media - 3.9%
The E.W. Scripps Co.
4.800%, 10/01/2007 (a)	$13,000,000	$13,000,000
TOTAL CONSUMER DISCRETIONARY		13,000,000

CONSUMER STAPLES - 13.1%
Beverages - 4.2%
The Coca-Cola Co.
4.730%, 10/04/2007 (a)	8,000,000	7,996,847
5.220%, 10/16/2007 (a)	6,000,000	5,986,950
		13,983,797
Food & Staples Retailing - 3.8%
Wal-Mart Stores, Inc.
4.950%, 10/23/2007 (a)	6,700,000	6,679,732
4.710%, 10/23/2007 (a)	2,000,000	1,994,243
4.880%, 10/30/2007 (a)	4,000,000	3,984,275
		12,658,250
Food Products - 3.5%
Nestle Capital Corp.
5.260%, 10/10/2007 (a)	2,719,000	2,715,425
4.490%, 10/22/2007 (a)	8,900,000	8,876,689
		11,592,114
Household Products - 1.6%
The Procter & Gamble Co.
4.700%, 12/11/2007 (a)	5,450,000	5,399,481
TOTAL CONSUMER STAPLES		43,633,643

ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Chevron Funding Corp.
5.200%, 10/05/2007	12,000,000	11,993,067
TOTAL ENERGY		11,993,067

FINANCIALS - 51.9%
Capital Markets - 7.8%
Merrill Lynch & Co., Inc.
5.250%, 10/09/2007	14,000,000	13,983,667
UBS Finance Delaware LLC
5.190%, 10/05/2007	12,000,000	11,993,467
		25,977,134
Consumer Finance - 14.9%
American Express Credit Corp.
5.300%, 10/01/2007	6,000,000	6,000,000
4.780%, 10/22/2007	4,000,000	3,988,847
4.780%, 10/30/2007	4,000,000	3,984,598
American Honda Finance Corp.
5.250%, 10/16/2007	2,000,000	1,995,625
5.250%, 11/02/2007	10,000,000	9,953,333
John Deere Capital Corp.
5.180%, 11/08/2007 (a)	10,000,000	9,945,322
Toyota Motor Credit Corp.
4.750%, 10/11/2007	3,000,000	2,996,042
4.730%, 10/15/2070	9,000,000	8,983,445
4.750%, 10/24/2007	2,000,000	1,993,930
		49,841,142
Diversified Financial Services - 16.1%
Citigroup Funding Inc.
5.200%, 10/02/2007	4,000,000	3,999,422
4.750%, 10/17/2007	10,000,000	9,978,889
General Electric Capital Corp.
4.720%, 10/15/2007	4,000,000	3,992,658
4.760%, 10/29/2007	10,000,000	9,962,978
HSBC Finance Corp.
5.000%, 10/02/2007	2,000,000	1,999,722
4.600%, 10/29/2007	12,000,000	11,957,066
Societe Generale
4.770%, 10/03/2007	12,000,000	11,996,820
		53,887,555
Insurance - 13.1%
AIG Funding Inc.
0.000% Coupon, 4.882% Effective Yield, 10/01/2007	191,000	191,000
4.770%, 10/04/2007	7,000,000	6,997,217
5.230%, 10/10/2007	7,000,000	6,990,848
MetLife Funding
4.750%, 10/01/2007	3,000,000	3,000,000
5.270%, 10/04/2007	4,000,000	3,998,243
5.000%, 10/17/2007	3,690,000	3,681,800
4.750%, 11/01/2007	5,000,000	4,979,549
Prudential Funding LLC
4.700%, 10/11/2007	2,000,000	1,999,739
4.700%, 10/02/2007	2,000,000	1,997,389
4.700%, 10/12/2007	10,000,000	9,985,639
		43,821,424
TOTAL FINANCIALS		173,527,255

HEALTH CARE - 11.4%
Pharmaceuticals - 11.4%
Abbott Laboratories
4.970%, 10/16/2007 (a)	6,000,000	5,987,575
4.980%, 10/23/2007 (a)	6,000,000	5,981,740
Johnson & Johnson
4.750%, 10/16/2007 (a)	12,000,000	11,976,250
4.720%, 11/02/2007 (a)	2,000,000	1,991,609
Merck & Co., Inc.
4.750%, 10/18/2007	12,000,000	11,973,083
TOTAL HEALTH CARE		37,910,257

INDUSTRIALS - 4.8%
Commercial Supplies & Services - 4.8%
Cintas Corp. No. 2
5.100%, 10/01/2007 (a)	2,000,000	2,000,000
4.730%, 10/04/2007 (a)	14,000,000	13,994,482
TOTAL INDUSTRIALS		15,994,482

INFORMATION TECHNOLOGY - 3.6%
Computers & Peripherals - 3.6%
International Business Machines Corp.
5.130%, 10/01/2007 (a)	9,050,000	9,050,000
4.750%, 10/02/2007 (a)	3,000,000	2,999,604
TOTAL INFORMATION TECHNOLOGY		12,049,604

MATERIALS - 7.2%
Chemicals - 7.2%
E.I. du Pont de Nemours & Co.
4.730%, 10/19/2007 (a)	9,000,000	8,978,715
4.730%, 10/25/2007 (a)	3,000,000	2,990,540
Praxair, Inc.
4.980%, 10/01/2007	12,000,000	12,000,000
TOTAL MATERIALS		23,969,255
TOTAL SHORT-TERM NOTES (Cost $332,077,563)		$332,077,563

Total Investments - 99.5% (Cost $332,077,563) (b)		$332,077,563
Other Assets in Excess of Liabilities - 0.5%		1,550,009
Net Assets - 100.0%		$333,627,572

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2007, the value of these securities totaled $132,529,480 or 39.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of the Portfolio.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Bond Portfolio

	Face	Fair
CORPORATE BONDS - 96.7%	Amount	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.7%
Johnson Controls, Inc.
5.250%, 01/15/2011	$1,250,000	$1,251,508
Automobiles - 1.0%
DaimlerChrysler N.A. Holding Corp.
4.050%, 06/04/2008	1,750,000	1,731,110
Hotels, Restaurants & Leisure - 1.6%
Harrah's Operating Co. Inc.
5.500%, 07/01/2010	1,000,000	960,602
Mirage Resorts, Inc.
6.750%, 02/01/2008	700,000	703,500
Wyndham Worldwide Corp.
6.000%, 12/01/2016	1,250,000	1,212,671
		2,876,773
Household Durables - 3.2%
Centex Corp.
5.125%, 10/01/2013	1,000,000	878,369
Lennar Corp.
5.950%, 03/01/2013	1,000,000	929,742
Mohawk Industries, Inc.
5.750%, 01/15/2011	1,000,000	1,009,807
Newell Rubbermaid, Inc.
4.625%, 12/15/2009	1,000,000	995,626
Pulte Homes, Inc.
8.125%, 03/01/2011	1,000,000	966,003
7.875%, 08/01/2011	1,000,000	958,225
		5,737,772
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
3.625%, 05/15/2008	750,000	731,250
Media - 5.0%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	1,000,000	837,891
Comcast Corp.
5.875%, 02/15/2018	1,750,000	1,724,669
Cox Communications, Inc.
6.750%, 03/15/2011	1,500,000	1,566,955
Rogers Cable, Inc.
5.500%, 03/15/2014	1,500,000	1,448,361
Time Warner Cable, Inc.
5.850%, 05/01/2017 (a)	1,000,000	973,961
Time Warner, Inc.
6.875%, 05/01/2012	1,000,000	1,050,308
Viacom, Inc.
5.750%, 04/30/2011	1,500,000	1,515,723
		9,117,868
Multiline Retail - 0.9%
Federated Retail Holdings, Inc.
5.900%, 12/01/2016	1,750,000	1,677,603
Specialty Retail - 0.9%
The Home Depot, Inc.
5.250%, 12/16/2013	1,750,000	1,682,093
TOTAL CONSUMER DISCRETIONARY		24,805,977

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 1.8%
CVS Caremark Corp.
5.750%, 06/01/2017	1,750,000	1,711,208
Kroger Co.
6.400%, 08/15/2017	1,500,000	1,532,296
		3,243,504
Food Products - 1.6%
Bunge N.A. Finance LP
5.900%, 04/01/2017	1,500,000	1,436,940
Tyson Foods, Inc.
6.850%, 04/01/2016	1,500,000	1,553,276
		2,990,216
Household Products - 0.9%
Kimberly Clark Corp.
6.125%, 08/01/2017	1,500,000	1,547,886
TOTAL CONSUMER STAPLES		7,781,606

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,500,000	1,488,160
Atlantic Richfield Co.
8.550%, 03/01/2012	200,000	228,520
Energy Transfer Partners LP
5.650%, 08/01/2012	1,000,000	991,808
Enterprise Products Operating L.P.
4.625%, 10/15/2009	1,500,000	1,488,145
Marathon Oil Corp.
6.125%, 03/15/2012	750,000	769,888
Ocean Energy, Inc.
7.250%, 10/01/2011	1,000,000	1,067,336
Pemex Project Funding Master Trust
5.750%, 12/15/2015	1,750,000	1,759,825
Valero Energy Corp.
6.875%, 04/15/2012	750,000	791,075
XTO Energy, Inc.
4.900%, 02/01/2014	1,000,000	950,294
TOTAL ENERGY		9,535,051

FINANCIALS - 43.1%
Capital Markets - 9.4%
Allied Capital Corp.
6.625%, 07/15/2011	1,500,000	1,534,602
Amvescap PLC
4.500%, 12/15/2009	1,500,000	1,492,836
Credit Suisse (USA), Inc.
5.250%, 03/02/2011	1,500,000	1,505,500
Janus Capital Group, Inc.
6.700%, 06/15/2017	1,500,000	1,515,540
Jefferies Group Inc.
5.875%, 06/08/2014	1,500,000	1,460,393
Lehman Brothers Holdings, Inc.
6.500%, 07/19/2017	1,750,000	1,776,707
Merrill Lynch & Co., Inc.
4.790%, 08/04/2010	1,750,000	1,722,466
Morgan Stanley
4.750%, 04/01/2014	1,750,000	1,646,062
Nuveen Investments, Inc.
5.000%, 09/15/2010	1,000,000	945,374
The Bear Stearns Companies, Inc.
3.250%, 03/25/2009	1,750,000	1,689,355
The Goldman Sachs Group LP
4.500%, 06/15/2010	1,750,000	1,725,915
		17,014,750
Commercial Banks - 8.8%
BB&T Corp.
5.200%, 12/23/2015	1,500,000	1,436,574
BOI Capital Funding No. 2
5.571%, Perpetual (a) (c)	1,000,000	896,079
Comerica Bank
5.750%, 11/21/2016	1,500,000	1,480,113
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (a) (c)	1,500,000	1,395,897
Fifth Third Bancorp
4.500%, 06/01/2018	1,750,000	1,544,816
Firstar Bank NA
7.125%, 12/01/2009	1,500,000	1,561,204
Keycorp
4.700%, 05/21/2009	1,750,000	1,756,982
PNC Funding Corp.
5.250%, 11/15/2015	1,500,000	1,438,193
SunTrust Bank
5.000%, 09/01/2015	1,500,000	1,433,616
Wachovia Capital Trust III
5.800%, perpetual (c)	1,500,000	1,491,086
Wells Fargo Bank, NA
6.450%, 02/01/2011	1,500,000	1,557,821
		15,992,381
Consumer Finance - 6.1%
American Express Credit Corp.
5.000%, 12/02/2010	1,500,000	1,495,008
American General Finance Corp.
4.875%, 05/15/2010	1,000,000	994,224
Capital One Bank
5.125%, 02/15/2014	1,000,000	960,920
Discover Financial Services
6.450%, 06/12/2017 (a)	1,500,000	1,457,787
FIA Credit Services NA
4.625%, 08/03/2009	1,750,000	1,741,134
GMAC LLC
7.250%, 03/02/2011	1,500,000	1,455,198
HSBC Finance Corp.
6.375%, 11/27/2012	1,500,000	1,553,629
SLM Corp.
5.375%, 05/15/2014	1,500,000	1,310,792
		10,968,692
Diversified Financial Services - 3.9%
Capmark Financial Group Inc.
6.300%, 05/10/2017 (a)	1,000,000	871,797
Citigroup, Inc.
4.625%, 08/03/2010	1,500,000	1,488,942
General Electric Capital Corp.
4.875%, 10/21/2010	1,750,000	1,749,578
ILFC E-Capital Trust I
5.900%, 12/21/2065 (a)(b)	1,500,000	1,490,632
JPMorgan Chase & Co.
5.150%, 10/01/2015	1,500,000	1,440,638
		7,041,587
Insurance - 4.7%
Assurant, Inc.
5.625%, 02/15/2014	1,500,000	1,467,168
Axis Capital Holdings Ltd.
5.750%, 12/01/2014	1,000,000	991,020
Liberty Mutual Group
5.750%, 03/15/2014 (a)	1,000,000	979,386
Lincoln National Corp.
6.500%, 03/15/2008	1,250,000	1,258,690
Loews Corp.
5.250%, 03/15/2016	750,000	722,482
Marsh & McLennan Cos. Inc.
3.625%, 02/15/2008	1,000,000	992,244
Prudential Financial Inc.
6.100%, 06/15/2017	1,500,000	1,514,291
StanCorp Financial Group, Inc.
6.875%, 10/01/2012	500,000	536,932
		8,462,213
Real Estate Investment Trusts - 7.3%
AvalonBay Communities, Inc.
6.625%, 01/15/2008	1,000,000	1,002,301
Camden Property Trust
4.375%, 01/15/2010	1,000,000	980,008
Developers Diversified Realty Corp.
5.375%, 10/15/2012	1,250,000	1,218,926
Equity One Inc.
6.250%, 01/15/2017	1,250,000	1,213,180
Health Care Property Investors, Inc.
4.875%, 09/15/2010	1,500,000	1,475,316
iStar Financial, Inc.
5.700%, 03/01/2014	1,000,000	919,766
Mack-Cali Realty L.P.
4.600%, 06/15/2013	1,000,000	935,953
Post Apartment Homes L.P.
5.125%, 10/12/2011	750,000	734,438
Potlatch Corp.
13.000%, 12/01/2009	1,000,000	1,132,289
ProLogis
5.750%, 04/01/2016	1,500,000	1,448,640
Simon Property Group L.P.
4.875%, 08/15/2010	1,250,000	1,235,305
The Rouse Co.
7.200%, 09/15/2012	1,000,000	1,008,356
		13,304,478
Real Estate Management & Development - 0.8%
ERP Operating L.P.
4.750%, 06/15/2009	1,500,000	1,490,535
Thrifts & Mortgage Finance - 2.1%
Countrywide Financial Corp.
5.800%, 06/07/2012	1,500,000	1,407,333
Radian Group, Inc.
7.750%, 06/01/2011	1,000,000	944,471
Washington Mutual, Inc.
4.625%, 04/01/2014	1,500,000	1,368,072
		3,719,876
TOTAL FINANCIALS		77,994,512

HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.8%
Hospira, Inc.
4.950%, 06/15/2009	1,500,000	1,500,116
Health Care Providers & Services - 0.8%
WellPoint, Inc.
4.250%, 12/15/2009	1,500,000	1,478,337
TOTAL HEALTH CARE		2,978,453

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp.
5.400%, 11/30/2009	500,000	504,802
Building Products - 0.8%
Owens Corning Inc.
6.500%, 12/01/2016	1,500,000	1,451,192
Industrial Conglomerates - 0.8%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (a)	1,500,000	1,545,129
Machinery - 1.4%
Caterpillar Inc.
5.700%, 08/15/2016	1,500,000	1,499,367
Timken Co.
5.750%, 02/15/2010	1,000,000	1,015,182
		2,514,549
Road & Rail - 1.9%
CSX Corp.
5.600%, 05/01/2017	1,500,000	1,440,336
Ryder System, Inc.
4.625%, 04/01/2010	1,000,000	989,890
Union Pacific Corp.
3.625%, 06/01/2010	1,000,000	966,993
		3,397,219
TOTAL INDUSTRIALS		9,412,891

INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.5%
NCR Corp.
7.125%, 06/15/2009	1,000,000	1,034,436
IT Services - 0.7%
Fiserv, Inc.
4.000%, 04/15/2008	1,250,000	1,241,659
TOTAL INFORMATION TECHNOLOGY		2,276,095

MATERIALS - 2.9%
Chemicals - 1.8%
ICI Wilmington, Inc.
4.375%, 12/01/2008	1,000,000	995,363
Monsanto Co.
7.375%, 08/15/2012	2,000,000	2,150,534
		3,145,897
Metals & Mining - 0.6%
Teck Cominco Ltd.
7.000%, 09/15/2012	1,000,000	1,073,491
Paper & Forest Products - 0.5%
International Paper Co.
5.300%, 04/01/2015	1,000,000	966,918
TOTAL MATERIALS		5,186,306

TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 4.9%
AT&T Corp.
7.300%, 11/15/2011	500,000	537,619
BellSouth Corp.
4.200%, 09/15/2009	1,000,000	985,196
Embarq Corp.
6.738%, 06/01/2013	1,500,000	1,561,423
France Telecom SA
7.750%, 03/01/2011	1,000,000	1,075,728
Telecom Italia Capital SA
5.250%, 10/01/2015	1,500,000	1,426,271
Telefonos de Mexico SAB de CV
4.750%, 01/27/2010	1,500,000	1,490,364
Verizon Communications Inc.
5.350%, 02/15/2011	1,750,000	1,766,385
		8,842,986
Wireless Telecommunication Services - 1.8%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	1,000,000	999,679
AT&T Wireless Services, Inc.
7.875%, 03/01/2011	750,000	812,116
Sprint Nextel Corp.
6.000%, 12/01/2016	1,500,000	1,443,277
		3,255,072
TOTAL TELECOMMUNICATION SERVICES		12,098,058

UTILITIES - 12.7%
Electric Utilities - 7.3%
Appalachian Power Co.
5.550%, 04/01/2011	1,500,000	1,498,018
Commonwealth Edison Co.
5.950%, 08/15/2016	1,500,000	1,497,422
Entergy Mississippi, Inc.
5.920%, 02/01/2016	1,000,000	979,016
IPALCO Enterprises, Inc.
8.625%, 11/14/2011	1,000,000	1,062,500
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,500,000	1,493,930
Metropolitan Edison Co.
4.875%, 04/01/2014	750,000	710,798
Pepco Holdings, Inc.
4.000%, 05/15/2010	750,000	730,655
PSEG Power LLC
5.000%, 04/01/2014	750,000	713,859
Scottish Power plc
4.910%, 03/15/2010	1,000,000	991,956
Tenaska Georgia Partners L.P.
9.500%, 02/01/2030	497,498	584,548
Union Electric Co.
6.400%, 06/15/2017	1,500,000	1,548,593
Virginia Electric & Power Co.
5.400%, 01/15/2016	1,500,000	1,451,838
		13,263,133
Gas Utilities - 1.8%
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	982,105
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	500,000	499,843
Duke Capital Corp.
5.500%, 03/01/2014	750,000	731,974
Southwest Gas Corp.
7.625%, 05/15/2012	1,000,000	1,077,218
		3,291,140
Independent Power Producers & Energy Traders - 1.5%
Texas Utilities Electric Co.
7.480%, 01/01/2017	661,000	676,186
TransAlta Corp.
6.750%, 07/15/2012	2,000,000	2,086,276
		2,762,462
Multi-Utilities - 2.1%
Avista Corp.
9.750%, 06/01/2008	500,000	516,677
Baltimore Gas & Electric Co.
6.200%, 04/08/2008	1,000,000	1,004,536
Consumers Energy Co.
6.000%, 02/15/2014	1,000,000	1,018,204
Sempra Energy
4.750%, 05/15/2009	1,250,000	1,240,650
		3,780,067
TOTAL UTILITIES		23,096,802
TOTAL CORPORATE BONDS (Cost $176,556,091)		$175,165,751

	Face	Fair
ASSET BACKED SECURITIES - 0.3%	Amount	Value
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.3%
FedEx Corp.
Series 1998-1, 7.020%, 01/15/2016	$515,978	$551,544
TOTAL ASSET BACKED SECURITIES (Cost $530,134)		$551,544

	Face	Fair
FOREIGN GOVERNMENT BONDS - 0.7%	Amount	Value
United Mexican States
5.875%, 01/15/2014	$1,250,000	$1,290,000
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,254,865)		$1,290,000

	Face	Fair
SHORT-TERM NOTES - 0.8%	Amount	Value
AIG Funding Inc.
0.000% Coupon, 4.988% Effective Yield, 10/01/2007	$1,479,000	$1,479,000
TOTAL SHORT-TERM NOTES (Cost $1,479,000)		$1,479,000

Total Investments - 98.5% (Cost $179,820,090) (d)		$178,486,295
Other Assets in Excess of Liabilities - 1.5%		2,645,063
Net Assets - 100.0%		$181,131,358

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2007, the value of these securities totaled $9,610,668 or 5.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) This security is a fixed-to-floating rate bond. The coupon rate is fixed at 5.900% through 12/21/2010. Thereafter, the rate is a variable rate based on the highest rate among the three month U.S. LIBOR and the 10-year and 30-year Constant Maturity Treasury rates.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2007.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Omni Portfolio

		Fair
COMMON STOCKS - 71.7%	Shares	Value
CONSUMER DISCRETIONARY - 4.1%
Hotels, Restaurants & Leisure - 0.5%
International Game Technology	8,000	$344,800
Media - 1.4%
The Walt Disney Co.	25,400	873,506
Multiline Retail - 1.2%
J.C. Penney Co. Inc.	12,700	804,799
Specialty Retail - 0.1%
The Talbots, Inc.	3,700	66,600
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	10,400	610,064
TOTAL CONSUMER DISCRETIONARY		2,699,769

CONSUMER STAPLES - 9.7%
Beverages - 2.3%
Fomento Economico Mexicano SA de CV - ADR	9,000	336,600
PepsiCo, Inc.	6,900	505,494
The Coca-Cola Co.	11,600	666,652
		1,508,746
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	24,200	959,046
Food Products - 2.9%
General Mills, Inc.	7,400	429,274
Kraft Foods, Inc. Class A	22,100	762,671
Unilever NV - ADR	22,000	678,700
		1,870,645
Household Products - 3.0%
Colgate-Palmolive Co.	12,700	905,764
The Procter & Gamble Co.	15,300	1,076,202
		1,981,966
TOTAL CONSUMER STAPLES		6,320,403

ENERGY - 6.4%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	6,800	392,088
Grant Prideco, Inc. (a)	12,300	670,596
		1,062,684
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	2,800	262,024
Exxon Mobil Corp.	18,800	1,740,128
Hess Corp.	2,000	133,060
Occidental Petroleum Corp.	15,000	961,200
		3,096,412
TOTAL ENERGY		4,159,096

FINANCIALS - 13.6%
Capital Markets - 4.1%
Merrill Lynch & Co., Inc.	12,700	905,256
Morgan Stanley	13,800	869,400
The Goldman Sachs Group, Inc.	4,100	888,634
		2,663,290
Commercial Banks - 1.4%
Wachovia Corp.	18,100	907,715
Consumer Finance - 1.2%
Capital One Financial Corp.	11,900	790,517
Diversified Financial Services - 3.8%
Bank of America Corp.	13,900	698,753
Citigroup, Inc.	19,600	914,732
JPMorgan Chase & Co.	19,700	902,654
		2,516,139
Insurance - 2.4%
American International Group, Inc.	14,200	960,630
The Hartford Financial Services Group, Inc.	6,600	610,830
		1,571,460
Thrifts & Mortgage Finance - 0.7%
Freddie Mac	7,900	466,179
TOTAL FINANCIALS		8,915,300

HEALTH CARE - 11.3%
Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc. (a)	20,300	505,470
Human Genome Sciences, Inc. (a)	64,300	661,647
Vertex Pharmaceuticals, Inc. (a)	24,600	944,886
		2,112,003
Health Care Equipment & Supplies - 1.3%
Cooper Cos. Inc.	15,800	828,236
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	13,000	629,590
Life Sciences Tools & Services - 2.1%
Applera Corp. - Applied Biosystems Group	15,300	529,992
Thermo Fisher Scientific, Inc. (a)	14,600	842,712
		1,372,704
Pharmaceuticals - 3.7%
Johnson & Johnson	13,900	913,230
Merck & Co., Inc.	18,200	940,758
Wyeth	13,300	592,515
		2,446,503
TOTAL HEALTH CARE		7,389,036

INDUSTRIALS - 1.5%
Aerospace & Defense - 1.5%
The Boeing Co.	9,100	955,409
TOTAL INDUSTRIALS		955,409

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	29,300	970,123
Corning, Inc.	28,800	709,920
QUALCOMM, Inc.	13,300	562,058
		2,242,101
Computers & Peripherals - 5.1%
Apple Inc. (a)	6,100	936,594
EMC Corp. (a)	25,900	538,720
Hewlett-Packard Co.	18,300	911,157
International Business Machines Corp.	7,900	930,620
		3,317,091
Electronic Equipment & Instruments - 0.8%
AU Optronics Corp. - ADR	32,331	547,040
Internet Software & Services - 2.9%
eBay, Inc. (a)	12,900	503,358
Google, Inc. Class A (a)	1,600	907,632
Yahoo!, Inc. (a)	18,000	483,120
		1,894,110
Semiconductor & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	43,900	908,730
Intel Corp.	36,600	946,476
Maxim Integrated Products, Inc.	30,100	883,435
Texas Instruments, Inc.	17,800	651,302
		3,389,943
Software - 1.4%
Microsoft Corp.	30,500	898,530
TOTAL INFORMATION TECHNOLOGY		12,288,815

MATERIALS - 3.5%
Chemicals - 3.5%
Agrium, Inc.	14,300	777,634
Cytec Industries, Inc.	6,500	444,535
Monsanto Co.	1,300	111,462
Rohm & Haas Co.	17,200	957,524
TOTAL MATERIALS		2,291,155

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T Inc.	20,600	871,586
Verizon Communications, Inc.	21,800	965,304
TOTAL TELECOMMUNICATION SERVICES		1,836,890
TOTAL COMMON STOCKS (Cost $43,463,657)		$46,855,873

	Face	Fair
CORPORATE BONDS - 25.3%	Amount	Value
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 0.4%
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013	$250,000	$259,557
Hotels, Restaurants & Leisure - 0.4%
Harrah's Operating Co. Inc.
5.500%, 07/01/2010	250,000	240,151
Household Durables - 0.3%
Centex Corp.
5.125%, 10/01/2013	250,000	219,592
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
3.625%, 05/15/2008	250,000	243,750
Media - 1.7%
Clear Channel Communications Inc.
4.250%, 05/15/2009	250,000	238,387
Comcast Corp.
5.875%, 02/15/2018	150,000	147,829
Cox Communications, Inc.
6.750%, 03/15/2011	250,000	261,159
Rogers Cable, Inc.
5.500%, 03/15/2014	250,000	241,394
The Walt Disney Co.
6.200%, 06/20/2014	250,000	261,576
		1,150,345
Multiline Retail - 0.2%
Federated Retail Holdings, Inc.
5.900%, 12/01/2016	150,000	143,794
TOTAL CONSUMER DISCRETIONARY		2,257,189

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.5%
CVS Caremark Corp.
5.750%, 06/01/2017	150,000	146,675
Kroger Co.
6.400%, 08/15/2017	150,000	153,229
		299,904
Food Products - 0.4%
Bunge N.A. Finance LP
5.900%, 04/01/2017	150,000	143,694
Kraft Foods, Inc.
6.500%, 08/11/2017	150,000	155,224
		298,918
Household Products - 0.2%
Kimberly Clark Corp.
6.125%, 08/01/2017	150,000	154,789
TOTAL CONSUMER STAPLES		753,611

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	150,000	148,816
Boardwalk Pipelines LLC
5.500%, 02/01/2017	250,000	241,925
Enterprise Products Operating LP
5.000%, 03/01/2015	150,000	141,006
Pemex Project Funding Master Trust
5.750%, 12/15/2015	150,000	150,842
Valero Energy Corp.
4.750%, 06/15/2013	250,000	238,769
XTO Energy, Inc.
4.900%, 02/01/2014	250,000	237,574
TOTAL ENERGY		1,158,932

FINANCIALS - 10.8%
Capital Markets - 2.5%
Jefferies Group Inc.
5.875%, 06/08/2014	150,000	146,039
Lehman Brothers Holdings, Inc.
5.750%, 05/17/2013	250,000	248,544
Mellon Funding Corp.
5.500%, 11/15/2018	250,000	239,941
Merrill Lynch & Co, Inc.
6.050%, 05/16/2016	150,000	150,037
Morgan Stanley
4.750%, 04/01/2014	250,000	235,152
Nuveen Investments, Inc.
5.500%, 09/15/2015	250,000	211,425
The Bear Stearns Companies Inc.
5.550%, 01/22/2017	150,000	141,847
The Goldman Sachs Group, Inc.
5.150%, 01/15/2014	250,000	242,878
		1,615,863
Commercial Banks - 1.8%
BB&T Corp.
5.200%, 12/23/2015	150,000	143,657
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (b) (c)	250,000	232,650
Key Bank NA
5.700%, 11/01/2017	150,000	147,242
PNC Funding Corp.
5.250%, 11/15/2015	150,000	143,819
RBS Capital Trust III
5.512%, Perpetual (c)	250,000	234,241
Wachovia Capital Trust III
5.800%, Perpetual (c)	250,000	248,514
		1,150,123
Consumer Finance - 1.4%
American General Finance Corp.
5.400%, 12/01/2015	150,000	143,882
Capital One Bank
5.125%, 02/15/2014	250,000	240,230
Discover Financial Services
6.450%, 06/12/2017 (b)	150,000	145,779
HSBC Finance Corp.
6.375%, 11/27/2012	250,000	258,938
SLM Corp.
5.375%, 05/15/2014	150,000	131,079
		919,908
Diversified Financial Services - 1.4%
Bank of America Corp.
5.750%, 08/15/2016	150,000	149,956
Capmark Financial Group Inc.
6.300%, 05/10/2017 (b)	150,000	130,770
Citigroup, Inc.
5.850%, 08/02/2016	150,000	151,990
General Electric Capital Corp.
5.000%, 01/08/2016	250,000	242,657
JPMorgan Chase & Co.
5.150%, 10/01/2015	250,000	240,106
		915,479
Insurance - 1.1%
Assurant, Inc.
5.625%, 02/15/2014	250,000	244,528
Liberty Mutual Group
5.750%, 03/15/2014 (b)	250,000	244,846
MetLife, Inc.
5.375%, 12/15/2012	250,000	252,472
		741,846
Real Estate Investment Trusts - 1.6%
Colonial Realty L.P.
6.050%, 09/01/2016	150,000	145,106
Duke Realty L.P.
4.625%, 05/15/2013	250,000	234,985
Health Care Property Investors, Inc.
6.000%, 01/30/2017	150,000	143,502
iStar Financial, Inc.
6.000%, 12/15/2010	250,000	243,214
Post Apartment Homes L.P.
5.125%, 10/12/2011	250,000	244,813
		1,011,620
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.
5.800%, 06/07/2012	150,000	140,733
Radian Group, Inc.
5.375%, 06/15/2015	250,000	194,659
Residential Capital Corp.
7.875% to 11/02/2007 then
8.375% 06/30/2015	150,000	121,289
Washington Mutual, Inc.
4.625%, 04/01/2014	250,000	228,012
		684,693
TOTAL FINANCIALS		7,039,532

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.2%
Hospira, Inc.
6.050%, 03/30/2017	150,000	147,823
Health Care Providers & Services - 0.3%
Wellpoint, Inc.
5.875%, 06/15/2017	150,000	149,217
Pharmaceuticals - 0.4%
Wyeth
6.950%, 03/15/2011	250,000	262,213
TOTAL HEALTH CARE		559,253

INDUSTRIALS - 1.2%
Building Products - 0.2%
Owens Corning Inc.
6.500%, 12/01/2016	150,000	145,119
Industrial Conglomerates - 0.4%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (b)	250,000	257,521
Road & Rail - 0.6%
CSX Corp.
5.600%, 05/01/2017	150,000	144,034
ERAC USA Finance Co.
6.200%, 11/01/2016 (b)	250,000	250,136
		394,170
TOTAL INDUSTRIALS		796,810

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
International Paper Co.
5.300%, 04/01/2015	250,000	241,729
TOTAL MATERIALS		241,729

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T Corp.
7.300%, 11/15/2011	250,000	268,809
Embarq Corp.
6.738%, 06/01/2013	250,000	260,237
Telecom Italia Capital SA
5.250%, 10/01/2015	250,000	237,712
Telefonos de Mexico S.A.B. de C.V.
5.500%, 01/27/2015	250,000	246,093
Verizon Florida, Inc.
6.125%, 01/15/2013	250,000	258,884
		1,271,735
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	250,000	249,920
TOTAL TELECOMMUNICATION SERVICES		1,521,655

UTILITIES - 3.4%
Electric Utilities - 2.6%
Commonwealth Edison Co.
5.950%, 08/15/2016	150,000	149,742
Kansas City Power & Light Co.
5.850%, 06/15/2017	150,000	149,393
Nevada Power Co.
5.950%, 03/15/2016	150,000	147,354
Pennsylvania Electric Co.
6.050%, 09/01/2017 (b)	150,000	149,725
Pepco Holdings, Inc.
4.000%, 05/15/2010	250,000	243,552
PSEG Power LLC
5.000%, 04/01/2014	250,000	237,953
Southern Power Co.
4.875%, 07/15/2015	250,000	234,109
Union Electric Co.
6.400%, 06/15/2017	150,000	154,859
Virginia Electric and Power Co.
4.750%, 03/01/2013	250,000	240,704
		1,707,391
Gas Utilities - 0.4%
Duke Capital Corp.
5.500%, 03/01/2014	250,000	243,992
Multi-Utilities - 0.4%
Consumers Energy Co.
6.000%, 02/15/2014	250,000	254,551
TOTAL UTILITIES		2,205,934
TOTAL CORPORATE BONDS (Cost $17,011,550)		$16,534,645

	Face	Fair
REPURCHASE AGREEMENTS - 2.2%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$1,440,000	$1,440,000
Repurchase price $1,440,432
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $1,461,410
TOTAL REPURCHASE AGREEMENTS (Cost $1,440,000)		$1,440,000

Total Investments - 99.2% (Cost $61,915,207) (d)		$64,830,518
Other Assets in Excess of Liabilities - 0.8%		537,441
Net Assets - 100.0%		$65,367,959

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2007, the value of these securities totaled $1,411,427 or 2.2% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2007.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - International Portfolio

		Fair
COMMON STOCKS - 96.1%	Shares	Value
Japan - 15.8%
Capcom Co., Ltd. (b) (7)	192,100	$4,416,488
Fanuc Ltd. (b) (6)	57,700	5,857,622
Ibiden Co. Ltd. (b) (7)	69,500	5,820,009
Keyence Corp. (b) (7)	27,600	6,108,184
Nidec Corp. (b) (7)	104,600	7,292,172
Nikon Corp. (b) (1)	199,000	6,800,997
Nitori Co. Ltd. (b) (1)	100,400	4,741,218
Shimano, Inc. (b) (1)	122,000	4,255,733
Taiyo Nippon Sanso Corp. (b) (8)	623,000	5,592,806
Tokuyama Corp. (b) (8)	468,000	7,061,082
Yamada Denki Co. Ltd. (a) (b) (1)	54,500	5,367,365
		63,313,676
United Kingdom - 14.9%
Anglo American plc (b) (8)	83,300	5,580,125
ARM Holdings plc (b) (7)	2,302,400	7,234,588
Diageo plc (b) (2)	277,400	6,082,370
HSBC Holdings plc (b) (4)	420,000	7,756,359
Reckitt Benckiser plc (b) (2)	107,900	6,325,669
Rio Tinto plc (b) (8)	76,000	6,541,080
Serco Group plc (b) (6)	1,025,000	8,671,639
Shire plc (b) (5)	245,000	6,005,226
WPP Group plc (b) (1)	392,000	5,289,131
		59,486,187
Switzerland - 8.5%
ABB Ltd. (b) (6)	247,295	6,487,192
Nestle SA (b) (2)	15,200	6,814,017
Roche Holding AG - Genusschein (b) (5)	48,800	8,836,318
Syngenta AG (b) (8)	27,100	5,863,104
Synthes Inc. (b) (5)	52,300	5,852,506
		33,853,137
Germany - 5.7%
Allianz SE (b) (4)	26,300	6,126,116
Gerresheimer AG (a) (b) (5)	80,700	4,344,049
SAP AG (a) (b) (7)	103,400	6,054,031
Siemens AG (b) (6)	46,000	6,297,986
		22,822,182
France - 5.9%
AXA SA (b) (4)	140,800	6,305,640
Nexans SA (b) (6)	31,000	5,090,444
Schneider Electric SA (b) (6)	50,000	6,313,406
Vivendi SA (b) (1)	141,000	5,958,109
		23,667,599
Spain - 5.2%
Banco Santander SA (b) (4)	397,000	7,731,897
Indra Sistemas SA (b) (7)	223,300	6,033,273
Telefonica SA (a) (b) (9)	255,000	7,124,249
		20,889,419
Brazil - 4.8%
All America Latina Logistica SA (b) (6)	394,300	5,562,792
Companhia Vale Do Rio Doce - ADR (8)	240,200	6,833,690
NET Servicos de Comunicao SA, Preference (a) (b) (1)	401,307	6,622,770
		19,019,252
Sweden - 4.0%
Hennes & Mauritz AB Class B (b) (1)	67,400	4,267,538
Rezidor Hotel Group AB (b) (1)	798,800	5,794,683
Sandvik AB (b) (6)	288,200	6,175,458
		16,237,679
Greece - 3.4%
EFG Eurobank Ergasias SA (b) (4)	194,026	6,805,234
Coca Cola Hellenic Bottling Co. SA (b) (2)	120,000	6,942,085
		13,747,319
Canada - 3.4%
Gildan Activewear, Inc. (a) (1)	174,600	6,877,494
Talisman Energy, Inc. (b) (3)	332,900	6,536,507
		13,414,001
Norway - 3.2%
Aker Kvaerner ASA (b) (3)	231,600	7,374,564
TGS Nopec Geophysical Co. ASA (a) (b) (3)	256,940	5,240,710
		12,615,274
South Korea - 3.0%
Hana Financial Group Inc. (b) (4)	100,800	4,741,784
Samsung Electronics Co. Ltd. (b) (7)	11,900	7,446,293
		12,188,077
Italy - 3.0%
Geox SpA (b) (1)	286,500	6,157,343
UniCredito Italiano SpA (b) (4)	684,000	5,855,597
		12,012,940
Taiwan - 2.5%
Delta Electronics, Inc. (b) (7)	1,100,000	4,244,052
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (7)	569,400	5,762,328
		10,006,380
Finland 2.3%
Nokia Oyj (b) (7)	245,700	9,322,735
Turkey - 1.7%
Akbank T.A.S. (b) (4)	903,000	6,855,928
Hong Kong - 1.7%
Li & Fung Ltd. (b) (1)	1,576,000	6,662,907
Luxembourg - 1.6%
Millicom International Cellular SA (a) (9)	75,000	6,292,500
Mexico - 1.5%
America Movil SAB de CV - ADR Class L (9)	94,800	6,067,200
Austria - 1.5%
Erste Bank Der Oesterreichischen Sparkassen AG (b) (4)	77,000	5,868,992
Belgium - 1.3%
InBev NV (b) (2)	57,800	5,234,078
India -1.2%
Satyam Computer Services Ltd. - ADR (7)	181,300	4,693,856

TOTAL COMMON STOCKS (Cost $337,268,604)		$384,271,318

		Fair
PREFERRED STOCKS - 1.5%	Shares	Value
Germany - 1.5%
Fresenius SE, Pfd. (a) (b) (5)	76,400	$5,918,275
TOTAL PREFERRED STOCKS (Cost $5,930,885)		$5,918,275

		Fair
REPURCHASE AGREEMENTS - 2.2%	Amount	Value
State Street Bank 2.100% 10/01/2007	$8,664,000	$8,664,000
Repurchase price $8,665,516
Collateralized by:
Federal Home Loan Bank 4.375% 09/17/2010
Fair Value $8,841,088

TOTAL REPURCHASE AGREEMENTS (Cost $8,664,000)		$8,664,000

Total Investments (Cost $351,863,489) (c) - 99.8%		$398,853,593
Other Assets in Excess of Liabilities - 0.2%		888,542
Net Assets - 100.0%		$399,742,135

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-Income producing security.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $353,662,525 or 88.5% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are subjected to fair value procedures are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	17.2%
(2) Consumer Staples	7.9%
(3) Energy	4.8%
(4) Financials	14.5%
(5) Health Care	7.7%
(6) Industrials	12.6%
(7) Information Technology	18.6%
(8) Materials	9.4%
(9) Telecommunication Services	4.9%
	97.6%

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Capital Appreciation Portfolio

		Fair
COMMON STOCKS - 99.3%	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Diversified Consumer Services - 3.1%
Career Education Corp. (a)	106,000	$2,966,940
H&R Block, Inc.	172,700	3,657,786
		6,624,726
Hotels, Restaurants & Leisure - 0.7%
Bally Technologies, Inc. (a)	43,800	1,551,834
Household Durables - 1.9%
Ryland Group, Inc.	64,500	1,382,235
Sony Corp. - ADR	52,900	2,542,374
		3,924,609
Internet & Catalog Retail - 1.1%
IAC/InterActiveCorp (a)	81,500	2,418,105
Media - 8.6%
Discovery Holding Co. Class A (a)	86,100	2,483,985
Liberty Global Inc - Series C (a)	74,896	2,895,479
Pearson PLC - ADR	214,300	3,313,078
Radio One, Inc. Class D (a)	211,500	788,895
Viacom, Inc. Class B (a)	54,944	2,141,168
Warner Music Group Corp.	185,400	1,872,540
Xinhua Finance Media Ltd. - ADR (a)	133,000	1,018,780
XM Satellite Radio Holdings, Inc. Class A (a)	264,400	3,746,548
		18,260,473
Specialty Retail - 3.7%
Best Buy Co., Inc.	56,800	2,613,936
The Gap Inc.	116,900	2,155,636
Urban Outfitters, Inc. (a)	137,700	3,001,860
		7,771,432
TOTAL CONSUMER DISCRETIONARY		40,551,179

CONSUMER STAPLES - 8.5%
Food & Staples Retailing - 4.3%
Performance Food Group Co. (a)	97,200	2,928,636
The Kroger Co.	118,200	3,371,064
Wal-Mart Stores, Inc.	66,200	2,889,630
		9,189,330
Food Products - 3.3%
Cadbury Schweppes PLC (c)	296,900	3,452,994
ConAgra Foods, Inc.	131,800	3,443,934
		6,896,928
Household Products - 0.9%
Kimberly-Clark Corp.	26,800	1,882,968
TOTAL CONSUMER STAPLES		17,969,226

ENERGY - 9.1%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	39,600	3,578,652
National Oilwell Varco, Inc. (a)	12,700	1,835,150
Schlumberger Ltd.	32,000	3,360,000
		8,773,802
Oil, Gas & Consumable Fuels - 5.0%
Massey Energy Co.	105,900	2,310,738
Newfield Exploration Co. (a)	48,500	2,335,760
Occidental Petroleum Corp.	57,700	3,697,416
Peabody Energy Corp.	44,700	2,139,789
		10,483,703
TOTAL ENERGY		19,257,505

FINANCIALS - 16.3%
Capital Markets - 6.1%
KKR Private Equity Investors LLP RDU (b)	75,200	1,465,261
Lazard Ltd. Class A	64,500	2,734,800
TD Ameritrade Holding Corp. (a)	132,400	2,412,328
The Bank Of New York Mellon Corp.	57,351	2,531,473
The Charles Schwab Corp.	175,300	3,786,480
		12,930,342
Commercial Banks - 1.7%
Royal Bank of Scotland Group plc (c)	340,372	3,672,554
Insurance - 6.2%
American International Group, Inc.	67,900	4,593,435
Axis Capital Holdings Ltd.	51,600	2,007,756
MBIA, Inc.	50,000	3,052,500
StanCorp Financial Group, Inc.	68,800	3,406,288
		13,059,979
Thrifts & Mortgage Finance - 2.3%
Countrywide Financial Corp.	141,900	2,697,519
Downey Financial Corp.	37,500	2,167,500
		4,865,019
TOTAL FINANCIALS		34,527,894

HEALTH CARE - 13.3%
Biotechnology - 1.2%
Amgen, Inc. (a)	45,500	2,573,935
Health Care Equipment & Supplies - 1.2%
St. Jude Medical, Inc. (a)	57,100	2,516,397
Health Care Providers & Services - 0.7%
Omnicare, Inc.	43,800	1,451,094
Pharmaceuticals - 10.2%
Abbott Laboratories	58,100	3,115,322
Endo Pharmaceuticals Holdings, Inc. (a)	65,000	2,015,650
Medicis Pharmaceutical Corp. Class A	120,900	3,688,659
Novartis AG - ADR	57,800	3,176,688
Pfizer, Inc.	84,500	2,064,335
Watson Pharmaceuticals, Inc. (a)	107,900	3,495,960
Wyeth	91,600	4,080,780
		21,637,394
TOTAL HEALTH CARE		28,178,820

INDUSTRIALS - 10.5%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	47,600	2,830,772
Airlines - 1.3%
JetBlue Airways Corp. (a)	303,200	2,795,504
Commercial Services & Supplies - 3.9%
Allied Waste Industries, Inc. (a)	402,300	5,129,325
Waste Management, Inc.	80,700	3,045,618
		8,174,943
Machinery - 4.0%
Actuant Corp. Class A	47,200	3,066,584
Dover Corp.	74,400	3,790,680
Nordson Corp.	31,900	1,601,699
		8,458,963
TOTAL INDUSTRIALS		22,260,182

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 3.8%
Corning, Inc.	90,100	2,220,965
Motorola, Inc.	126,800	2,349,604
QUALCOMM, Inc.	81,300	3,435,738
		8,006,307
Computers & Peripherals - 1.9%
Diebold, Inc.	88,500	4,019,670
IT Services - 1.0%
CACI International, Inc. - Class A (a)	40,100	2,048,709
Semiconductor & Semiconductor Equipment - 2.4%
Integrated Device Technology, Inc. (a)	188,700	2,921,076
Marvell Technology Group Ltd. (a)	136,000	2,226,320
		5,147,396
Software - 7.3%
BEA Systems, Inc. (a)	183,600	2,546,532
Check Point Software Technologies Ltd. (a)	113,400	2,855,412
Fair Isaac Corp.	88,100	3,181,291
Manhattan Associates, Inc. (a)	91,500	2,508,015
Microsoft Corp.	75,600	2,227,176
Symantec Corp. (a)	117,900	2,284,902
		15,603,328
TOTAL INFORMATION TECHNOLOGY		34,825,410

MATERIALS - 4.2%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	63,500	3,147,060
Nalco Holding Company	68,900	2,042,885
		5,189,945
Containers & Packaging - 1.0%
Smurfit-Stone Container Corp. (a)	189,700	2,215,696
Metals & Mining - 0.7%
Alcoa, Inc.	39,700	1,553,064
TOTAL MATERIALS		8,958,705

TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	129,000	2,451,000
TOTAL TELECOMMUNICATION SERVICES		2,451,000

UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. (a)	39,100	1,653,539
TOTAL UTILITIES		1,653,539
TOTAL COMMON STOCKS (Cost $191,502,757)		$210,633,460

Total Investments - 99.3% (Cost $191,502,757) (d)		$210,633,460
Other Assets in Excess of Liabilities - 0.7%		1,518,918
Net Assets - 100.0%		$212,152,378

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
RDU: Restricted Depository Unit
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2007, the value of this security totaled $1,465,261 or 0.7% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $7,125,548 or 3.4% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Millennium Portfolio

		Fair
COMMON STOCKS - 99.4%	Shares	Value
CONSUMER DISCRETIONARY - 22.8%
Diversified Consumer Services - 7.5%
Capella Education Company (a)	23,600	$1,319,476
Service Corp. International	99,500	1,283,550
Sotheby's	16,850	805,262
Steiner Leisure Ltd. (a)	13,300	577,220
Strayer Education, Inc.	7,000	1,180,410
		5,165,918
Hotels, Restaurants & Leisure - 13.1%
Bally Technologies, Inc. (a)	24,800	878,664
Ctrip.com International Ltd. - ADR	17,600	911,680
Gaylord Entertainment Co. (a)	38,300	2,038,326
Orient-Express Hotels Ltd. Class A	61,000	3,127,470
Vail Resorts, Inc. (a)	15,800	984,182
WMS Industries, Inc. (a)	30,150	997,965
		8,938,287
Specialty Retail - 2.2%
GameStop Corp. Class A (a)	27,100	1,527,085
TOTAL CONSUMER DISCRETIONARY		15,631,290

ENERGY - 6.0%
Energy Equipment & Services - 2.5%
Core Laboratories N.V. (a)	13,700	1,745,243
Oil, Gas & Consumable Fuels - 3.5%
Arena Resources, Inc. (a)	18,700	1,224,850
Carrizo Oil & Gas, Inc. (a)	25,800	1,157,388
		2,382,238
TOTAL ENERGY		4,127,481

FINANCIALS - 2.5%
Capital Markets - 1.4%
GFI Group, Inc. (a)	11,400	981,768
Insurance - 1.1%
ProAssurance Corp. (a)	13,300	716,471
TOTAL FINANCIALS		1,698,239

HEALTH CARE - 17.1%
Biotechnology - 2.4%
Myriad Genetics, Inc. (a)	15,000	782,250
United Therapeutics Corp. (a)	13,200	878,328
		1,660,578
Health Care Equipment & Supplies - 4.4%
ArthroCare Corp. (a)	31,450	1,757,740
Integra LifeSciences Holdings Corp. (a)	12,400	602,392
Wright Medical Group, Inc. (a)	24,300	651,726
		3,011,858
Health Care Providers & Services - 3.2%
Bio-Reference Labs, Inc. (a)	34,700	1,171,472
VCA Antech, Inc. (a)	24,800	1,035,400
		2,206,872
Health Care Technology - 4.2%
Allscripts Healthcare Solutions, Inc. (a)	31,300	846,039
Eclipsys Corp. (a)	36,900	860,508
Omnicell, Inc. (a)	40,600	1,158,724
		2,865,271
Life Sciences Tools & Services - 2.9%
ICON plc - ADR (a)	20,500	1,046,115
Techne Corp. (a)	15,000	946,200
		1,992,315
TOTAL HEALTH CARE		11,736,894

INDUSTRIALS - 23.3%
Aerospace & Defense - 10.3%
AAR Corp. (a)	22,800	691,752
BE Aerospace, Inc. (a)	25,200	1,046,556
CAE, Inc.	221,400	2,973,402
Heico Corp.	29,700	1,465,992
United Industrial Corp.	11,600	873,016
		7,050,718
Commercial Services & Supplies - 7.7%
Cornell Companies, Inc. (a)	55,200	1,299,960
FTI Consulting, Inc. (a)	36,200	1,821,222
Huron Consulting Group, Inc. (a)	13,100	951,322
The GEO Group Inc. (a)	40,500	1,199,205
		5,271,709
Construction & Engineering - 1.1%
Michael Baker Corp. (a)	15,500	759,655
Machinery - 1.0%
Force Protection, Inc. (a)	31,900	690,954
Marine - 1.8%
Kirby Corp. (a)	28,400	1,253,576
Road & Rail - 1.4%
Knight Transportation, Inc.	54,200	932,782
TOTAL INDUSTRIALS		15,959,394

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 2.2%
Foundry Networks, Inc. (a)	37,000	657,490
Riverbed Technology, Inc. (a)	19,900	803,761
		1,461,251
Electronic Equipment & Instruments - 3.7%
Flir Systems, Inc. (a)	18,700	1,035,793
Trimble Navigation Ltd. (a)	38,500	1,509,585
		2,545,378
Internet Software & Services - 7.0%
DealerTrack Holdings, Inc. (a)	24,200	1,013,496
Equinix, Inc. (a)	7,600	674,044
Mercadolibre, Inc. (a)	23,100	846,153
Omniture, Inc. (a)	32,500	985,400
Vocus, Inc. (a)	44,300	1,295,332
		4,814,425
Semiconductor & Semiconductor Equipment - 4.8%
Atheros Communications, Inc. (a)	29,300	878,121
Microsemi Corp. (a)	42,200	1,176,536
Varian Semiconductor Equipment Associates, Inc. (a)	23,150	1,238,988
		3,293,645
Software - 6.2%
Blackboard, Inc. (a)	15,200	696,768
Concur Technologies, Inc. (a)	30,200	951,904
Nuance Communications, Inc. (a)	46,300	894,053
Taleo Corp. (a)	28,000	711,480
Ultimate Software Group, Inc. (a)	27,900	973,710
		4,227,915
TOTAL INFORMATION TECHNOLOGY		16,342,614

MATERIALS - 1.0%
Metals & Mining - 1.0%
AMCOL International Corp.	20,600	681,654
TOTAL MATERIALS		681,654

TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
SBA Communications Corp. Class A (a)	53,400	1,883,952
TOTAL TELECOMMUNICATION SERVICES		1,883,952
TOTAL COMMON STOCKS (Cost $53,814,030)		$68,061,518

	Face	Fair
REPURCHASE AGREEMENTS - 0.9%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$610,000	$610,000
Repurchase price $610,183
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $619,070
TOTAL REPURCHASE AGREEMENTS (Cost $610,000)		$610,000

Total Investments - 100.3% (Cost $54,424,030)		$68,671,518
Liabilities in Excess of Other Assets - (0.3)%		(205,231)
Net Assets - 100.0%		$68,466,287

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - International Small Company Portfolio

		Fair
COMMON STOCKS - 98.7%	Shares	Value
Germany - 11.5%
Arques Industries AG (b) (4)	24,661	$1,150,498
Bauer AG (b) (6)	9,793	626,776
Demag Cranes AG (b) (6)	13,934	655,666
Freenet AG (b) (9)	21,100	596,403
K+S AG (b) (8)	9,441	1,720,246
MTU Aero Engines Holding AG (b) (6)	15,979	972,727
Q-Cells AG (a) (b) (6)	15,898	1,623,272
SGL Carbon AG (a) (b) (6)	26,231	1,516,005
Software AG - Bearer (b) (7)	11,595	1,086,670
Solarworld AG (b) (6)	21,000	1,214,667
Stada Arzneimittel AG (b) (5)	11,520	751,358
Wacker Construction Equipment AG (a)(b) (6)	21,534	605,837
		12,520,125
France - 10.5%
Business Objects SA - ADR (a) (7)	36,500	1,637,755
Carbone Lorraine (a) (b) (6)	14,728	1,142,171
Geodis SA (b) (6)	3,074	651,212
Haulotte Group (b) (6)	35,319	1,332,419
Imerys SA (b) (8)	3,424	312,000
Ipsen SA (b) (5)	18,970	1,094,910
Kaufman & Broad SA (b) (1)	9,744	598,792
Neopost SA (b) (7)	12,428	1,750,405
Nexans SA (a) (b) (6)	4,651	763,731
SeLoger.com (a) (b) (1)	10,225	584,672
Technip SA (b) (3)	5,600	499,893
UBISoft Entertainment SA (a) (b) (7)	7,904	540,584
Zodiac SA (b) (6)	7,300	524,455
		11,432,999
United Kingdom - 9.8%
Ashtead Group plc (b) (6)	188,555	402,101
Autonomy Corp. plc (a) (b) (7)	69,912	1,227,622
Blinkx plc (a) (b) (7)	69,912	41,839
Charter plc (a) (b) (6)	49,900	1,206,701
CSR plc (a) (b) (7)	65,589	864,641
easyJet plc (a) (b) (6)	65,823	706,190
Enterprise Inns plc (b) (1)	57,790	698,017
Fenner plc (b) (6)	99,547	515,963
Hunting plc (b) (3)	33,457	464,398
John Wood Group plc (b) (3)	157,187	1,272,063
Michael Page International plc (b) (6)	90,508	764,507
Punch Taverns plc (b) (1)	34,302	688,854
Southern Cross Healthcare Ltd. (b) (5)	93,339	974,867
William Hill plc (b) (1)	32,774	430,656
Wolfson Microelectronics plc (a) (b) (7)	92,500	462,452
		10,720,871
Spain - 8.1%
Abengoa SA (b) (6)	34,581	1,372,966
Gamesa Corp. Tecnologica SA (b) (6)	36,593	1,489,387
General de Alquiler de Maquinaria (a) (b) (6)	39,000	1,294,262
Grifols SA (b) (5)	48,687	1,116,815
Indra Sistemas SA (b) (7)	51,101	1,380,682
Obrascon Huarte Lain, SA (b) (6)	22,696	848,684
Sol Melia SA (b) (1)	29,652	559,265
Tubacex (b) (8)	79,700	782,026
		8,844,087
Canada - 7.9%
Agrium, Inc. (b) (8)	41,000	2,233,328
Gildan Activewear, Inc. (a) (1)	45,154	1,778,616
HudBay Minerals, Inc. (a) (b) (8)	30,700	794,777
Industrial Alliance Life Insurance And Financial Services, Inc. (b) (4)	16,782	658,018
Lundin Mining Corp. (a) (b) (8)	65,166	832,715
Migao Corp. (a) (b) (8)	120,100	1,008,229
SNC-Lavalin Group, Inc. (b) (6)	19,518	870,279
TSX Group, Inc. (b) (4)	9,800	472,930
		8,648,892
Singapore - 6.8%
Bukit Sembawang Estate Ltd. (b) (4)	70,000	541,807
Cosco Corp (Singapore) Ltd. (b) (6)	321,000	1,284,312
FJ Benjamin Holdings Ltd. (b) (1)	1,662,000	1,005,178
Keppel Corp. Ltd. (b) (6)	101,200	979,258
Labroy Marine Ltd. (b) (6)	715,000	1,174,456
Raffles Education Corp. Ltd. (b) (1)	505,000	779,147
SembCorp Marine Ltd. (b) (6)	520,800	1,611,193
		7,375,351
Switzerland - 6.1%
Actelion Ltd. (a) (b) (5)	23,365	1,292,947
Geberit AG (b) (6)	6,050	792,996
Kuehne & Nagel International AG (b) (6)	7,990	786,793
Lindt & Spruengli AG (b) (2)	158	550,412
Logitech International SA (a) (b) (7)	10,872	322,766
Panalpina Welttransport Holding AG (b) (6)	6,666	1,110,717
Partners Group (b) (4)	8,765	1,084,888
Sulzer AG (b) (6)	496	711,542
		6,653,061
Malaysia - 5.5%
E & O Property Development BHD (a) (b) (6)	865,900	827,111
Kuala Lumpur Kepong BHD (b) (2)	198,600	768,576
Mah Sing Group BHD (b) (4)	1,290,000	714,255
Malaysian Resources Corp. BHD (a) (b) (6)	1,271,000	933,403
SP Setia Group (b) (4)	292,200	753,756
YTL Corp. BHD (b) (10)	374,200	822,778
Zelan BHD (b) (6)	671,000	1,218,128
		6,038,007
Italy - 4.4%
Davide Campari - Milano SpA (b) (2)	54,450	558,846
Ducati Motor Holding SpA (a) (b) (1)	443,412	1,087,801
ERG SpA (b) (3)	36,219	792,910
Geox SpA (b) (1)	61,612	1,324,140
IMMSI SpA (b) (1)	171,908	443,216
Tod's SpA (b) (1)	7,053	592,250
		4,799,163
Japan - 4.3%
Air Water, Inc. (b) (8)	89,000	987,259
Atrium Co. Ltd. (b) (4)	14,400	394,409
Capcom Co. Ltd. (b) (7)	30,200	694,315
Mori Seiki Co. Ltd. (b) (6)	19,700	505,981
Shimano, Inc. (b) (1)	14,100	491,851
Square Enix Co. Ltd. (b) (7)	36,200	1,194,552
Tokuyama Corp. (b) (8)	24,000	362,107
		4,630,474
Netherlands - 3.4%
Arcadis NV (b) (6)	8,176	585,249
Boskalis Westminster NV (b) (6)	18,000	909,770
Fugro NV (b) (3)	16,384	1,328,941
SBM Offshore NV (b) (3)	15,204	597,580
USG People NV (b) (6)	10,264	292,387
		3,713,927
Bermuda - 3.2%
Aquarius Platinum Ltd. (b) (8)	25,000	878,876
Central European Media Enterprises Ltd., Class A (a) (1)	3,800	348,498
China Hongxing Sports Ltd. (b) (1)	1,260,000	959,048
SeaDrill Ltd. (a) (b) (3)	16,800	377,264
Synear Food Holdings Ltd. (a) (b) (2)	686,000	953,931
		3,517,617
Belgium - 3.2%
Bekaert SA (b) (6)	3,936	528,015
EVS Broadcast Equipment SA (b) (7)	12,895	1,283,624
Umicore (b) (8)	7,028	1,676,759
		3,488,398
Austria - 1.8%
Andritz AG (b) (6)	13,992	967,060
Boehler-Uddeholm AG (b) (8)	9,667	1,014,419
		1,981,479
Finland - 1.6%
Konecranes Oyj (b) (6)	15,950	642,495
Nokian Renkaat Oyj (b) (1)	28,300	1,110,118
		1,752,613
Thailand - 1.2%
Thoresen Thai Agencies PCL-NVDR (b) (6)	759,200	1,306,865
Cyprus - 1.2%
Bank of Cyprus Public Co. Ltd. (b) (4)	44,342	780,821
ProSafe SE (b) (3)	27,780	496,533
		1,277,354
Cayman Islands - 1.1%
KWG Property Holding Ltd. (a) (b) (4)	671,500	1,231,769
Sweden - 1.0%
Getinge AB - Class B (b) (5)	16,311	393,222
Rezidor Hotel Group AB (b) (1)	103,000	747,186
		1,140,408
Panama - 0.9%
Copa Holdings SA Class A (6)	24,200	969,210
Brazil - 0.8%
NET Servicos de Comunicao SA, Preference (a) (b) (1)	49,709	820,348
Australia - 0.7%
Paladin Resources Ltd. (a) (b) (3)	102,200	708,973
Ireland - 0.7%
Kingspan Group plc (b) (6)	32,201	708,016
Luxembourg - 0.6%
Orco Property Group (b) (4)	4,306	651,531
Norway - 0.6%
Fred Olsen Energy ASA (b) (3)	11,550	608,777
Denmark - 0.5%
Novozymes A/S Class B (b) (8)	4,475	563,107
Hong Kong - 0.5%
Great Eagle Holdings Ltd. (b) (4)	145,000	549,005
Greece - 0.4%
Intralot SA (b) (1)	9,805	404,147
Mexico - 0.3%
Consorcio ARA SAB de CV (b) (1)	270,400	364,904
China - 0.1%
E-House China Holdings Ltd.- ADR (a) (4)	5,400	123,660
Hidili Industry International Development Ltd. (a) (b) (8)	3,000	4,770
		128,430
TOTAL COMMON STOCKS (Cost $76,221,234)		$107,549,908

	Face	Fair
REPURCHASE AGREEMENTS - 1.2%	Amount	Value
State Street Bank 2.100% 10/01/2007	$1,355,000	$1,355,000
Repurchase price $1,355,237
Collateralized by:
Federal Home Loan Bank 4.375% 09/17/2010
Fair Value $1,383,605
TOTAL REPURCHASE AGREEMENTS (Cost $1,355,000)		$1,355,000

Total Investments (Cost $77,576,234) (c) - 99.9%		$108,904,908
Other Assets in Excess of Liabilities - 0.1%		79,765
Net Assets - 100.0%		$108,984,673

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
NVDR: Non Voting Depository Receipts
Footnotes:
(a) Non-Income producing security.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $102,692,169 or 94.2% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are subjected to fair value procedures are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	14.5%
(2) Consumer Staples	2.6%
(3) Energy	6.6%
(4) Financials	8.4%
(5) Health Care	5.2%
(6) Industrials	36.6%
(7) Information Technology	11.5%
(8) Materials	12.1%
(9) Telecommunication Services	0.5%
(10) Utilities	0.7%
	98.7%

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Aggressive Growth Portfolio

		Fair
COMMON STOCKS - 98.8%	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 0.9%
Galaxy Entertainment Group Ltd. (a)(b)	63,000	$69,586
Scientific Games Corp. Class A (a)	3,635	136,676
		206,262
Household Durables - 3.5%
Desarrolladora Homex SAB de CV - ADR (a)	3,045	168,998
Sony Corp. (b)	14,215	683,322
		852,320
Media - 1.8%
Lamar Advertising Co. Class A	4,885	239,218
News Corp. Class A	9,150	201,209
		440,427
Multiline Retail - 2.7%
Nordstrom, Inc.	13,785	646,379
TOTAL CONSUMER DISCRETIONARY		2,145,388

CONSUMER STAPLES - 4.3%
Beverages - 2.8%
Davide Campari-Milano SpA (b)	66,665	684,211
Household Products - 1.5%
Reckitt Benckiser PLC (b)	5,942	348,351
TOTAL CONSUMER STAPLES		1,032,562

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Hess Corp.	8,370	556,856
TOTAL ENERGY		556,856

FINANCIALS - 16.3%
Capital Markets - 5.3%
The Goldman Sachs Group, Inc.	4,415	956,907
UBS AG (b)	6,105	328,007
		1,284,914
Diversified Financial Services - 2.7%
CME Group, Inc.	725	425,829
MarketAxess Holdings, Inc. (a)	14,315	214,725
		640,554
Insurance - 4.9%
Assurant, Inc.	9,990	534,465
National Financial Partners Corp.	12,170	644,767
		1,179,232
Real Estate Investment Trusts - 3.4%
CapitalSource, Inc.	41,279	835,487
TOTAL FINANCIALS		3,940,187

HEALTH CARE - 18.1%
Biotechnology - 4.0%
Celgene Corp. (a)	13,370	953,415
Health Care Equipment & Supplies - 11.7%
Dade Behring Holdings, Inc.	27,055	2,065,649
Intuitive Surgical, Inc. (a)	3,329	765,670
		2,831,319
Pharmaceuticals - 2.4%
Roche Holding AG (b)	3,192	577,982
TOTAL HEALTH CARE		4,362,716

INDUSTRIALS - 10.4%
Air Freight & Logistics - 1.5%
FedEx Corp.	3,275	343,056
Commercial Services & Supplies - 2.7%
CoStar Group, Inc. (a)	5,360	286,492
Mobile Mini, Inc. (a)	15,050	363,608
Park 24 Co. Ltd. (b)	700	6,276
		656,376
Electrical Equipment - 6.2%
ABB Ltd. (b)	56,988	1,494,944
TOTAL INDUSTRIALS		2,494,376

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 6.0%
Corning, Inc.	19,440	479,196
QUALCOMM, Inc.	8,605	363,647
Research In Motion Ltd. (a)	6,205	611,503
		1,454,346
Computers & Peripherals - 4.6%
Apple Inc. (a)	7,275	1,117,004
Electronic Equipment & Instruments - 3.3%
Trimble Navigation Ltd. (a)	20,390	799,492
Internet Software & Services - 4.9%
Equinix, Inc. (a)	3,930	348,552
VistaPrint Limited (a)	7,430	277,659
Yahoo!, Inc. (a)	20,385	547,133
		1,173,344
Semiconductor & Semiconductor Equipment - 1.9%
Cypress Semiconductor Corp. (a)	15,240	445,160
Software - 1.8%
NAVTEQ Corp. (a)	5,665	441,700
TOTAL INFORMATION TECHNOLOGY		5,431,046

MATERIALS - 4.8%
Chemicals - 4.8%
Potash Corp. of Saskatchewan, Inc.	10,910	1,153,187
TOTAL MATERIALS		1,153,187

TELECOMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 3.5%
NeuStar, Inc. Class A (a)	12,215	418,852
Time Warner Telecom, Inc. (a)	18,805	413,146
		831,998
Wireless Telecommunication Services - 7.7%
America Movil S.A.B. de C.V. - ADR	11,410	730,240
Cellcom Israel Ltd.	7,200	175,104
Crown Castle International Corp. (a)	23,515	955,415
		1,860,759
TOTAL TELECOMMUNICATION SERVICES		2,692,757
TOTAL COMMON STOCKS (Cost $17,380,431)		$23,809,075

	Face	Fair
SHORT-TERM NOTES - 2.1%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 4.140% Effective Yield, 10/01/2007	$500,000	$500,000
TOTAL SHORT-TERM NOTES (Cost $500,000)		$500,000

	Face	Fair
REPURCHASE AGREEMENTS - 0.1%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$31,000	$31,000
Repurchase price $31,009
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $31,461
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		$31,000

Total Investments - 101.0% (Cost $17,911,431) (c)		$24,340,075
Liabilities in Excess of Other Assets - (1.0)%		(237,888)
Net Assets - 100.0%		$24,102,187

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts

Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $4,192,679 or 17.4% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Small Cap Growth Portfolio

		Fair
COMMON STOCKS - 98.3%	Shares	Value
CONSUMER DISCRETIONARY - 23.6%
Auto Components - 0.5%
Motorcar Parts of America Inc. (a)	9,755	$117,060
Diversified Consumer Services - 2.8%
Anhangeura Educacional Participacoes SA (a)(b)	10,895	198,226
Capella Education Company (a)	740	41,373
Kroton Educacional SA (a)(b)	9,864	216,599
Sotheby's	5,815	277,899
		734,097
Hotels, Restaurants & Leisure - 5.1%
Bally Technologies, Inc. (a)	6,430	227,815
Century Casinos, Inc. (a)	24,980	152,253
Great Canadian Gaming Corp. (a)(b)	14,000	172,423
Kingdom Hotel Investments - GDR (a)(e)	29,495	241,095
Orient-Express Hotels Ltd. Class A	8,805	451,432
PokerTek, Inc. (Private Placement) (a)(c)(e)	7,139	58,376
		1,303,394
Household Durables - 1.7%
Jarden Corp. (a)	14,510	448,939
Internet & Catalog Retail - 2.5%
Baby Universe Inc. (Private Placement) (a)(c)(d)(e)	14,856	121,782
GSI Commerce, Inc. (a)	11,655	310,023
ValueVision Media, Inc. (a)	28,865	213,890
		645,695
Leisure Equipment & Products - 1.9%
Smith & Wesson Holding Corp. (a)	9,545	182,214
Sturm, Ruger & Co, Inc. (a)	16,750	299,993
		482,207
Media - 5.9%
Dolan Media Co. (a)	9,980	242,514
Genius Products, Inc. (a)	96,075	259,403
Lions Gate Entertainment Corp. (a)	45,895	473,177
Marvel Entertainment, Inc. (a)	8,445	197,951
MDC Partners, Inc. (a)	8,420	91,441
National CineMedia, Inc.	10,715	240,016
		1,504,502
Specialty Retail - 2.3%
J. Crew Group, Inc. (a)	8,730	362,295
Zumiez, Inc. (a)	5,205	230,946
		593,241
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. (a)	5,757	241,967
TOTAL CONSUMER DISCRETIONARY		6,071,102

ENERGY - 3.5%
Energy Equipment & Services - 1.1%
Basic Energy Services, Inc. (a)	3,355	70,522
Flint Energy Services Ltd. (a)(b)	7,715	207,409
		277,931
Oil, Gas & Consumable Fuels - 2.4%
Carrizo Oil & Gas, Inc. (a)	4,255	190,879
World Fuel Services Corp.	10,615	433,198
		624,077
TOTAL ENERGY		902,008

FINANCIALS - 7.9%
Capital Markets - 3.2%
Duff & Phelps Corp. (a)	4,230	77,621
Evercore Partners, Inc.	5,610	147,487
FCStone Group, Inc. (a)	2,190	70,671
Hercules Technology Growth Capital, Inc.	8,631	114,533
HFF, Inc. (a)	9,085	107,839
optionsXpress Holdings, Inc.	6,050	158,147
Polytec Asset Holdings Ltd. (b)	460,000	157,109
		833,407
Consumer Finance - 0.6%
Nelnet, Inc.	8,290	151,210
Diversified Financial Services - 0.7%
MarketAxess Holdings, Inc. (a)	11,375	170,625
Insurance - 0.1%
Greenlight Capital Re Ltd. Class A (a)	1,515	30,724
Real Estate Management & Development - 3.3%
E-House China Holdings Ltd. - ADR (a)	7,875	180,337
Iguatemi Empresa de Shopping Centers SA (b)	3,150	47,173
LPS Brasil - Consultoria de Imoveis SA (a)(b)	29,745	428,406
MRV Engenharia e Participacoes SA (a)(b)	1,845	33,417
PDG Realty SA (b)	7,555	103,495
Rodobens Negocious Imobiliarious SA (b)	5,115	62,647
		855,475
TOTAL FINANCIALS		2,041,441

HEALTH CARE - 14.3%
Biotechnology - 0.8%
Metabolix, Inc. (a)	3,185	77,268
United Therapeutics Corp. (a)	2,040	135,742
		213,010
Health Care Equipment & Supplies - 1.3%
I-Flow Corp. (a)	15,425	286,751
TomoTherapy, Inc. (a)	2,510	58,307
		345,058
Health Care Providers & Services - 10.6%
Animal Health International Inc. (a)	5,125	57,041
athenahealth, Inc. (a)	2,305	78,163
Bio-Reference Labs, Inc. (a)	3,250	109,720
Dialysis Corporation of America (a)	665	6,477
Health Grades, Inc. (a)	27,205	160,510
HealthExtras, Inc. (a)	9,245	257,288
Healthways, Inc. (a)	5,790	312,486
HMS Holdings Corp. (a)	700	17,227
Hythiam, Inc. (Private Placement Issue) (a)(c)(e)	9,521	63,411
Hythiam, Inc. (a)	22,690	168,814
LHC Group, Inc. (a)	8,260	177,342
MWI Veterinary Supply, Inc. (a)	3,855	145,526
Pediatrix Medical Group, Inc. (a)	3,045	199,204
PSS World Medical, Inc. (a)	13,595	260,072
Psychiatric Solutions, Inc. (a)	3,940	154,763
Radiation Therapy Services, Inc. (a)	12,405	258,272
RadNet, Inc. (a)	8,590	75,249
Skilled Healthcare Group, Inc. (a)	7,705	121,354
The Providence Service Corp. (a)	3,450	101,292
		2,724,211
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	2,800	75,684
Omnicell, Inc. (a)	1,575	44,951
SXC Health Solutions Corp. (a)	9,870	158,117
		278,752
Life Sciences Tools & Services - 0.5%
Ventana Medical Systems Inc. (a)	1,440	123,710
TOTAL HEALTH CARE		3,684,741

INDUSTRIALS - 17.2%
Aerospace & Defense - 1.2%
Ceradyne, Inc. (a)	3,125	236,687
Stanley, Inc. (a)	2,530	69,702
		306,389
Air Freight & Logistics - 0.6%
Forward Air Corp.	4,950	147,411
Commercial Services & Supplies - 12.3%
American Reprographics Co. (a)	5,450	102,024
Barrett Business Services, Inc.	480	11,438
Cenveo, Inc. (a)	2,820	60,997
CoStar Group, Inc. (a)	10,686	571,167
HireRight, Inc. (a)	5,345	55,321
Huron Consulting Group, Inc. (a)	6,800	493,816
IHS, Inc. (a)	7,965	449,943
Innerworkings, Inc. (a)	24,650	424,719
Intermap Technologies Ltd. (a)(b)	34,823	217,064
Kenexa Corp. (a)	6,410	197,300
On Assignment, Inc. (a)	9,980	93,213
Resources Connection, Inc.	4,390	101,628
The GEO Group Inc. (a)	10,810	320,084
UTEK Corp.	5,240	77,290
		3,176,004
Electrical Equipment - 0.8%
JA Solar Holdings Co. Ltd. - ADR (a)	4,575	205,646
Road & Rail - 0.3%
Heartland Express, Inc.	6,595	94,177
Trading Companies & Distributors - 2.0%
Nuco2, Inc. (a)	11,955	307,722
TransDigm Group, Inc. (a)	4,595	210,037
		517,759
TOTAL INDUSTRIALS		4,447,386

INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 0.6%
Riverbed Technology, Inc. (a)	3,885	156,915
Computers & Peripherals - 0.4%
Data Domain, Inc. (a)	3,275	101,361
Electronic Equipment & Instruments - 2.3%
DTS, Inc. (a)	4,125	125,277
IPG Photonics Corp. (a)	10,100	198,566
L-1 Identity Solutions, Inc. (a)	13,765	259,470
		583,313
Internet Software & Services - 16.3%
Bankrate, Inc. (a)	5,905	272,339
Chordiant Software, Inc. (a)	5,974	82,800
comScore, Inc. (a)	1,305	35,235
DealerTrack Holdings, Inc. (a)	6,975	292,113
DivX, Inc. (a)	2,675	39,777
Equinix, Inc. (a)	7,275	645,220
Internap Network Services Corp. (a)	1,725	24,443
Limelight Networks, Inc. (a)	5,295	46,490
Liquidity Services, Inc. (a)	3,360	36,926
LivePerson, Inc. (a)	45,835	282,344
Mercadolibre, Inc. (a)	5,590	204,762
NaviSite, Inc. (a)	48,575	426,974
Omniture, Inc. (a)	17,720	537,270
SAVVIS, Inc. (a)	4,775	185,174
Switch & Data Facilities Co. (a)	5,870	95,622
TechTarget, Inc. (a)	6,285	106,217
Think Partnership, Inc. (a)	49,795	74,693
ValueClick, Inc. (a)	2,990	67,155
VistaPrint Limited (a)	17,150	640,896
Vocus, Inc. (a)	1,400	40,936
Workstream, Inc. (a)	68,780	75,658
		4,213,044
IT Services - 1.2%
Euronet Worldwide, Inc. (a)	6,655	198,119
Wright Express Corp. (a)	1,340	48,897
Yucheng Technologies Ltd. (a)	7,030	67,488
		314,504
Semiconductors & Semiconductor Equipment - 2.4%
Microsemi Corp. (a)	13,915	387,950
SiRF Technology Holdings, Inc. (a)	10,815	230,900
		618,850
Software - 7.0%
BladeLogic, Inc. (a)	1,135	29,102
Concur Technologies, Inc. (a)	2,810	88,571
DemandTec, Inc. (a)	3,185	43,475
Monotype Imaging Holdings Inc. (a)	12,835	161,464
Quest Software, Inc. (a)	9,985	171,343
Salary.com, Inc. (a)	3,475	40,692
Solera Holdings, Inc. (a)	15,395	276,956
Synchronoss Technologies, Inc. (a)	2,870	120,712
Ultimate Software Group, Inc. (a)	25,375	885,588
		1,817,903
TOTAL INFORMATION TECHNOLOGY		7,805,890

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
NeuStar, Inc. Class A (a)	9,425	323,183
UCN, Inc. (a)	21,410	85,640
TOTAL TELECOMMUNICATION SERVICES		408,823
TOTAL COMMON STOCKS (Cost $20,459,569)		$25,361,391

		Fair
WARRANTS - 0.0%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
PokerTek, Inc. (c)(e)
Expiration: April 2012, Exercise Price: $10.80	2,172	$0
TOTAL WARRANTS (Cost $10,536)		$0

	Face	Fair
SHORT-TERM NOTES - 1.5%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 4.140% Effective Yield, 10/01/2007	$400,000	$400,000
TOTAL SHORT-TERM NOTES (Cost $400,000)		$400,000

	Face	Fair
REPURCHASE AGREEMENTS - 0.2%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$48,000	$48,000
Repurchase price $48,014
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $48,714
TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		$48,000

Total Investments - 100.0% (Cost $20,918,105) (f)		$25,809,391
Liabilities in Excess of Other Assets - 0.0%		(1,802)
Net Assets - 100.0%		$25,807,589

Percentages are stated as a percent of net assets.
ADR: American Depository Receipts
GDR: Global Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $1,843,968 or 7.1% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) A market quotation for this investment was not readily available at September 30, 2007. As discussed in Note 2 of the
Notes to Schedule of Investments, the price for these issues were derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board.
These securities represent $243,569 or 0.9% of the Portfolio's net assets.
(d) All or a portion of this security was purchased on a when-issued basis. See Note 2 of the Notes to Schedule of Investments for further information.
(e) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2007, the value of these securities totaled $484,664 or 1.9% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(f) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Mid Cap Opportunity Portfolio

		Fair
COMMON STOCKS - 97.7%	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (a)	18,000	$1,082,700
Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc. (a)	45,000	1,594,350
Internet & Catalog Retail - 1.1%
NutriSystem Inc. (a)	27,000	1,266,030
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A	17,000	1,371,900
Guess ?, Inc.	32,000	1,568,960
Men's Wearhouse, Inc.	28,500	1,439,820
		4,380,680
TOTAL CONSUMER DISCRETIONARY		8,323,760

CONSUMER STAPLES - 3.7%
Beverages - 1.5%
Hansen Natural Corp. (a)	30,000	1,700,400
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	24,200	1,184,832
Food Products - 1.1%
Corn Products International, Inc.	27,000	1,238,490
TOTAL CONSUMER STAPLES		4,123,722

ENERGY - 5.5%
Energy Equipment & Services - 4.4%
Cameron International Corp. (a)	11,000	1,015,190
GlobalSantaFe Corp.	20,000	1,520,400
Superior Energy Services, Inc. (a)	30,000	1,063,200
Weatherford International Ltd. (a)	19,000	1,276,420
		4,875,210
Oil, Gas & Consumable Fuels - 1.1%
El Paso Corp.	70,000	1,187,900
TOTAL ENERGY		6,063,110

FINANCIALS - 5.4%
Capital Markets - 2.1%
Northern Trust Corp.	17,000	1,126,590
T. Rowe Price Group, Inc.	20,000	1,113,800
		2,240,390
Diversified Financial Services - 2.2%
CME Group, Inc.	1,900	1,115,965
The Nasdaq Stock Market, Inc. (a)	35,000	1,318,800
		2,434,765
Thrifts & Mortgage Finance - 1.1%
New York Community Bancorp, Inc.	65,000	1,238,250
TOTAL FINANCIALS		5,913,405

HEALTH CARE - 18.2%
Biotechnology - 4.1%
Amylin Pharmaceuticals, Inc. (a)	38,000	1,900,000
Celgene Corp. (a)	23,000	1,640,130
Cephalon, Inc. (a)	14,000	1,022,840
		4,562,970
Health Care Equipment & Supplies - 5.1%
Hologic, Inc. (a)	25,500	1,555,500
Intuitive Surgical, Inc. (a)	5,000	1,150,000
Kinetic Concepts, Inc. (a)	28,000	1,575,840
St. Jude Medical, Inc. (a)	30,000	1,322,100
		5,603,440
Health Care Providers & Services - 2.4%
Express Scripts, Inc. (a)	21,000	1,172,220
Psychiatric Solutions, Inc. (a)	36,000	1,414,080
		2,586,300
Health Care Technology - 0.9%
Cerner Corp. (a)	17,000	1,016,770
Life Sciences Tools & Services - 3.6%
Illumina, Inc. (a)	22,000	1,141,360
Pharmaceutical Product Development, Inc.	47,000	1,665,680
Thermo Fisher Scientific, Inc. (a)	20,000	1,154,400
		3,961,440
Pharmaceuticals - 2.1%
Allergan, Inc.	18,000	1,160,460
Forest Laboratories, Inc. (a)	30,000	1,118,700
		2,279,160
TOTAL HEALTH CARE		20,010,080

INDUSTRIALS - 16.3%
Aerospace & Defense - 5.1%
AerCap Holdings NV (a)	80,000	1,991,200
L-3 Communications Holdings, Inc.	11,000	1,123,540
Precision Castparts Corp.	11,000	1,627,780
Spirit Aerosystems Holdings, Inc. Class A (a)	24,000	934,560
		5,677,080
Commercial Services & Supplies - 2.2%
FTI Consulting, Inc. (a)	26,000	1,308,060
Stericycle, Inc. (a)	19,000	1,086,040
		2,394,100
Construction & Engineering - 2.7%
Chicago Bridge & Iron Co. NV, New York Shares	35,000	1,507,100
URS Corp. (a)	26,000	1,467,700
		2,974,800
Electrical Equipment - 2.0%
Ametek, Inc.	28,000	1,210,160
SunPower Corp. (a)	12,000	993,840
		2,204,000
Machinery - 3.1%
CNH Global N V	12,700	771,398
Terex Corp. (a)	18,000	1,602,360
Valmont Industries, Inc.	11,800	1,001,230
		3,374,988
Marine - 1.2%
Kirby Corp. (a)	30,000	1,324,200
TOTAL INDUSTRIALS		17,949,168

INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 5.5%
CommScope, Inc. (a)	20,000	1,004,800
F5 Networks, Inc. (a)	37,000	1,376,030
Foundry Networks, Inc. (a)	70,000	1,243,900
Harris Corp.	22,000	1,271,380
Juniper Networks, Inc. (a)	32,200	1,178,842
		6,074,952
Computers & Peripherals - 4.8%
Brocade Communications Systems, Inc. (a)	279,000	2,388,240
SanDisk Corp. (a)	24,000	1,322,400
Western Digital Corp. (a)	65,000	1,645,800
		5,356,440
Electronic Equipment & Instruments - 5.6%
Amphenol Corp.	33,000	1,312,080
Cogent, Inc. (a)	67,000	1,050,560
Flir Systems, Inc. (a)	24,000	1,329,360
National Instruments Corp.	26,000	892,580
Trimble Navigation Ltd. (a)	39,500	1,548,795
		6,133,375
Internet Software & Services - 1.1%
ValueClick, Inc. (a)	55,000	1,235,300
IT Services - 3.0%
Mastercard, Inc. Class A	10,200	1,509,294
VeriFone Holdings, Inc. (a)	40,000	1,773,200
		3,282,494
Semiconductor & Semiconductor Equipment - 5.6%
Atheros Communications, Inc. (a)	47,000	1,408,590
FormFactor, Inc. (a)	28,000	1,242,360
NVIDIA Corp. (a)	31,300	1,134,312
ON Semiconductor Corp. (a)	110,000	1,381,600
Varian Semiconductor Equipment Associates, Inc. (a)	18,700	1,000,824
		6,167,686
Software - 5.6%
Citrix Systems, Inc. (a)	40,000	1,612,800
FactSet Research Systems, Inc.	26,500	1,816,575
Synchronoss Technologies, Inc. (a)	25,500	1,072,530
THQ, Inc. (a)	67,000	1,673,660
		6,175,565
TOTAL INFORMATION TECHNOLOGY		34,425,812

MATERIALS - 6.0%
Chemicals - 1.8%
CF Industries Holdings, Inc.	26,700	2,026,797
Metals & Mining - 4.2%
Allegheny Technologies, Inc.	10,000	1,099,500
Commercial Metals Co.	40,000	1,266,000
Quanex Corp.	47,500	2,231,550
		4,597,050
TOTAL MATERIALS		6,623,847

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.3%
NeuStar, Inc. Class A (a)	40,000	1,371,600
Wireless Telecommunication Services - 2.6%
Clearwire Corp. (a)	61,800	1,510,392
SBA Communications Corp. Class A (a)	39,000	1,375,920
		2,886,312
TOTAL TELECOMMUNICATION SERVICES		4,257,912
TOTAL COMMON STOCKS (Cost $94,089,631)		$107,690,816

	Face	Fair
REPURCHASE AGREEMENTS - 2.5%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$2,792,000	$2,792,000
Repurchase price $2,792,838
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $2,833,512
TOTAL REPURCHASE AGREEMENTS (Cost $2,792,000)		$2,792,000

Total Investments - 100.2% (Cost $96,881,631) (b)		$110,482,816
Liabilities in Excess of Other Assets - (0.2)%		(258,892)
Net Assets - 100.0%		$110,223,924

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - S&P 500 Index Portfolio

		Fair
COMMON STOCKS - 98.9%	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.2%
Johnson Controls, Inc.	2,700	$318,897
The Goodyear Tire & Rubber Co. (a)	2,900	88,189
		407,086
Automobiles - 0.4%
Ford Motor Co. (a)	29,087	246,949
General Motors Corp.	7,800	286,260
Harley-Davidson, Inc.	3,500	161,735
		694,944
Distributors - 0.1%
Genuine Parts Co.	2,400	120,000
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	2,000	120,300
H&R Block, Inc.	4,500	95,310
		215,610
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	6,000	290,580
Darden Restaurants, Inc.	2,000	83,720
Harrah's Entertainment, Inc.	2,600	226,018
Hilton Hotels Corp.	5,400	251,046
International Game Technology	4,700	202,570
Marriott International, Inc. Class A	4,400	191,268
McDonald's Corp.	16,500	898,755
Starbucks Corp. (a)	10,300	269,860
Starwood Hotels & Resorts Worldwide, Inc.	2,900	176,175
Wendy's International, Inc.	1,200	41,892
Wyndham Worldwide Corp.	2,460	80,590
Yum! Brands, Inc.	7,200	243,576
		2,956,050
Household Durables - 0.5%
Centex Corp.	1,700	45,169
D.R. Horton, Inc.	3,800	48,678
Fortune Brands, Inc.	2,100	171,129
Harman International Industries, Inc.	900	77,868
KB Home	1,100	27,566
Leggett & Platt, Inc.	2,400	45,984
Lennar Corp. Class A	1,900	43,035
Newell Rubbermaid, Inc.	3,800	109,516
Pulte Homes, Inc.	2,900	39,469
Snap-on, Inc.	800	39,632
The Black & Decker Corp.	900	74,970
The Stanley Works	1,100	61,743
Whirlpool Corp.	1,055	94,000
		878,759
Internet & Catalog Retail - 0.2%
Amazon.com Inc. (a)	4,200	391,230
IAC/InterActiveCorp (a)	2,600	77,142
		468,372
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,200	27,432
Eastman Kodak Co.	4,000	107,040
Hasbro, Inc.	2,200	61,336
Mattel, Inc.	5,500	129,030
		324,838
Media - 3.0%
CBS Corp. Class B	9,450	297,675
Clear Channel Communications, Inc.	6,900	258,336
Comcast Corp. Class A (a)	42,853	1,036,186
Dow Jones & Co., Inc.	900	53,730
Gannett Co., Inc.	3,200	139,840
Interpublic Group of Companies, Inc. (a)	6,523	67,709
Meredith Corp.	500	28,650
News Corp. Class A	32,100	705,879
Omnicom Group, Inc.	4,600	221,214
The DIRECTV Group Inc. (a)	10,500	254,940
The E.W. Scripps Co. Class A	1,200	50,400
The McGraw-Hill Companies, Inc.	4,700	239,277
The New York Times Co. Class A	2,000	39,520
The Walt Disney Co.	26,900	925,091
Time Warner, Inc.	51,700	949,212
Tribune Co.	1,115	30,462
Viacom, Inc. Class B (a)	9,550	372,163
		5,670,284
Multiline Retail - 0.9%
Big Lots, Inc. (a)	1,400	41,776
Dillard's Inc. Class A	800	17,464
Family Dollar Stores, Inc.	2,000	53,120
J.C. Penney Co. Inc.	3,100	196,447
Kohl's Corp. (a)	4,400	252,252
Macy's, Inc.	5,976	193,144
Nordstrom, Inc.	2,700	126,603
Sears Holdings Corp. (a)	1,001	127,327
Target Corp.	11,700	743,769
		1,751,902
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	1,200	96,840
AutoNation, Inc. (a)	2,100	37,212
AutoZone, Inc. (a)	600	69,684
Bed Bath & Beyond, Inc. (a)	3,800	129,656
Best Buy Co., Inc.	5,475	251,959
Circuit City Stores, Inc.	2,300	18,193
Limited Brands, Inc.	4,400	100,716
Lowe's Companies, Inc.	20,500	574,410
Office Depot, Inc. (a)	3,800	78,356
OfficeMax Inc.	1,000	34,270
RadioShack Corp.	1,900	39,254
Staples, Inc.	9,900	212,751
The Gap Inc.	6,850	126,314
The Home Depot, Inc.	23,400	759,096
The Sherwin-Williams Co.	1,500	98,565
The TJX Cos., Inc.	6,200	180,234
Tiffany & Co.	1,900	99,465
		2,906,975
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	5,200	245,804
Jones Apparel Group, Inc.	1,300	27,469
Liz Claiborne, Inc.	1,400	48,062
NIKE, Inc. Class B	5,400	316,764
Polo Ralph Lauren Corp.	800	62,200
V.F. Corp.	1,200	96,900
		797,199
TOTAL CONSUMER DISCRETIONARY		17,192,019

CONSUMER STAPLES - 9.4%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	10,400	519,896
Brown-Forman Corp. Class B	1,200	89,892
Coca-Cola Enterprises, Inc.	4,000	96,880
Constellation Brands, Inc. Class A (a)	2,700	65,367
Molson Coors Brewing Co. Class B	900	89,703
PepsiCo, Inc.	22,400	1,641,024
The Coca-Cola Co.	27,600	1,586,172
The Pepsi Bottling Group, Inc.	1,900	70,623
		4,159,557
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	6,100	374,357
CVS Caremark Corporation	20,520	813,208
Safeway, Inc.	6,100	201,971
SUPERVALU, Inc.	2,919	113,870
Sysco Corp.	8,500	302,515
The Kroger Co.	9,800	279,496
Walgreen Co.	13,800	651,912
Wal-Mart Stores, Inc.	33,300	1,453,545
Whole Foods Market, Inc.	1,900	93,024
		4,283,898
Food Products - 1.4%
Archer-Daniels-Midland Co.	8,950	296,066
Campbell Soup Co.	3,100	114,700
ConAgra Foods, Inc.	6,800	177,684
Dean Foods Co.	1,800	46,044
General Mills, Inc.	4,600	266,846
H.J. Heinz Co.	4,400	203,280
Kellogg Co.	3,700	207,200
Kraft Foods, Inc. Class A	21,876	754,941
McCormick & Co., Inc.	1,800	64,746
Sara Lee Corp.	10,000	166,900
The Hershey Company	2,300	106,743
Tyson Foods, Inc. Class A	3,800	67,830
Wm. Wrigley Jr. Co.	3,000	192,690
		2,665,670
Household Products - 2.2%
Colgate-Palmolive Co.	7,100	506,372
Kimberly-Clark Corp.	5,900	414,534
The Clorox Co.	1,900	115,881
The Procter & Gamble Co.	43,222	3,040,235
		4,077,022
Personal Products - 0.1%
Avon Products, Inc.	6,000	225,180
The Estee Lauder Cos. Inc. Class A	1,600	67,936
		293,116
Tobacco - 1.2%
Altria Group, Inc.	29,200	2,030,276
Reynolds American, Inc.	2,400	152,616
UST, Inc.	2,200	109,120
		2,292,012
TOTAL CONSUMER STAPLES		17,771,275

ENERGY - 11.6%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	4,400	397,628
BJ Services Co.	4,000	106,200
ENSCO International, Inc.	2,100	117,810
Halliburton Co.	12,300	472,320
Nabors Industries Ltd. (a)	3,900	120,003
National Oilwell Varco, Inc. (a)	2,500	361,250
Noble Corp.	3,700	181,485
Rowan Cos., Inc.	1,500	54,870
Schlumberger Ltd.	16,500	1,732,500
Smith International, Inc.	2,800	199,920
Transocean, Inc. (a)	4,000	452,200
Weatherford International Ltd. (a)	4,700	315,746
		4,511,932
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	6,400	344,000
Apache Corp.	4,622	416,257
Chesapeake Energy Corp.	5,700	200,982
Chevron Corp.	29,538	2,764,166
ConocoPhillips	22,600	1,983,602
CONSOL Energy, Inc.	2,500	116,500
Devon Energy Corp.	6,200	515,840
El Paso Corp.	9,700	164,609
EOG Resources, Inc.	3,400	245,922
Exxon Mobil Corp.	76,900	7,117,864
Hess Corp.	3,800	252,814
Marathon Oil Corp.	9,420	537,128
Murphy Oil Corp.	2,600	181,714
Occidental Petroleum Corp.	11,500	736,920
Peabody Energy Corp.	3,700	177,119
Spectra Energy Corp.	8,718	213,417
Sunoco, Inc.	1,700	120,326
Tesoro Petroleum Corp.	1,800	82,836
Valero Energy Corp.	7,700	517,286
Williams Cos., Inc.	8,300	282,698
XTO Energy, Inc.	5,333	329,793
		17,301,793
TOTAL ENERGY		21,813,725

FINANCIALS - 19.6%
Capital Markets - 3.3%
American Capital Strategies Ltd.	2,600	111,098
Ameriprise Financial, Inc.	3,280	207,001
E*TRADE Financial Corp. (a)	5,900	77,054
Federated Investors, Inc. Class B	1,200	47,640
Franklin Resources, Inc.	2,200	280,500
The Goldman Sachs Group, Inc.	5,600	1,213,744
Janus Capital Group, Inc.	2,200	62,216
Legg Mason, Inc.	1,800	151,722
Lehman Brothers Holdings, Inc.	7,400	456,802
Merrill Lynch & Co., Inc.	11,900	848,232
Morgan Stanley	14,600	919,800
Northern Trust Corp.	2,700	178,929
State Street Corp.	5,400	368,064
T. Rowe Price Group, Inc.	3,700	206,053
The Bank Of New York Mellon Corp.	15,811	697,897
The Bear Stearns Companies Inc.	1,600	196,496
The Charles Schwab Corp.	13,100	282,960
		6,306,208
Commercial Banks - 3.5%
BB&T Corp.	7,600	306,964
Comerica, Inc.	2,100	107,688
Commerce Bancorp Inc. (NJ)	2,700	104,706
Fifth Third Bancorp	7,450	252,406
First Horizon National Corp.	1,700	45,322
Huntington Bancshares, Inc.	5,100	86,598
KeyCorp	5,400	174,582
M&T Bank Corp.	1,000	103,450
Marshall & Ilsley Corp.	3,700	161,949
National City Corp.	8,800	220,792
PNC Financial Services Group, Inc.	4,700	320,070
Regions Financial Corp.	9,775	288,167
SunTrust Banks Inc.	4,800	363,216
Synovus Financial Corp.	4,500	126,225
U.S. Bancorp	23,890	777,142
Wachovia Corp.	26,394	1,323,659
Wells Fargo & Co.	46,300	1,649,206
Zions Bancorporation	1,500	103,005
		6,515,147
Consumer Finance - 0.9%
American Express Co.	16,400	973,668
Capital One Financial Corp.	5,773	383,501
Discover Financial Services (a)	6,650	138,320
SLM Corp.	5,700	283,119
		1,778,608
Diversified Financial Services - 5.0%
Bank of America Corp.	61,462	3,089,695
CIT Group, Inc.	2,600	104,520
Citigroup, Inc.	68,969	3,218,783
CME Group, Inc.	750	440,512
IntercontinentalExchange Inc. (a)	900	136,710
JPMorgan Chase & Co.	46,852	2,146,759
Leucadia National Corp.	2,300	110,906
Moody's Corp.	3,100	156,240
		9,404,125
Insurance - 4.5%
ACE Ltd.	4,600	278,622
AFLAC, Inc.	6,800	387,872
Ambac Financial Group, Inc.	1,400	88,074
American International Group, Inc.	35,500	2,401,575
Aon Corp.	4,100	183,721
Assurant, Inc.	1,300	69,550
Cincinnati Financial Corp.	2,366	102,472
Genworth Financial, Inc. Class A	6,100	187,453
Lincoln National Corp.	3,786	249,762
Loews Corp.	6,200	299,770
Marsh & McLennan Companies, Inc.	7,500	191,250
MBIA, Inc.	1,800	109,890
MetLife, Inc.	10,300	718,219
Principal Financial Group, Inc.	3,700	233,433
Prudential Financial, Inc.	6,400	624,512
Safeco Corp.	1,400	85,708
The Allstate Corp.	8,100	463,239
The Chubb Corp.	5,500	295,020
The Hartford Financial Services Group, Inc.	4,400	407,220
The Progressive Corp.	10,000	194,100
Torchmark Corp.	1,300	81,016
Travelers Companies, Inc.	9,059	456,030
Unum Group	5,000	122,350
XL Capital Ltd. Class A	2,500	198,000
		8,428,858
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	1,300	58,669
Archstone-Smith Trust	3,100	186,434
AvalonBay Communities, Inc.	1,100	129,866
Boston Properties, Inc.	1,600	166,240
Developers Diversified Realty Corp.	1,700	94,979
Equity Residential	3,800	160,968
General Growth Properties, Inc.	3,400	182,308
Host Marriott Corp.	7,200	161,568
Kimco Realty Corp.	3,500	158,235
Plum Creek Timber Co. Inc.	2,400	107,424
ProLogis	3,600	238,860
Public Storage, Inc.	1,700	133,705
Simon Property Group, Inc.	3,100	310,000
Vornado Realty Trust	1,900	207,765
		2,297,021
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. (a)	2,700	75,168
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	7,998	152,042
Fannie Mae	13,500	820,935
Freddie Mac	9,000	531,090
Hudson City Bancorp, Inc.	7,400	113,812
MGIC Investment Corp.	1,100	35,541
Sovereign Bancorp, Inc.	4,970	84,689
Washington Mutual, Inc.	12,152	429,087
		2,167,196
TOTAL FINANCIALS		36,972,331

HEALTH CARE - 11.5%
Biotechnology - 1.2%
Amgen, Inc. (a)	15,106	854,546
Biogen Idec, Inc. (a)	3,945	261,672
Celgene Corp. (a)	5,300	377,943
Genzyme Corp. (a)	3,700	229,252
Gilead Sciences, Inc. (a)	12,800	523,136
		2,246,549
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	800	51,200
Baxter International, Inc.	8,900	500,892
Becton, Dickinson & Co.	3,400	278,970
Boston Scientific Corp. (a)	18,503	258,117
C.R. Bard, Inc.	1,400	123,466
Covidien Ltd (a)	6,850	284,275
Hospira, Inc. (a)	2,210	91,605
Medtronic, Inc.	15,700	885,637
St. Jude Medical, Inc. (a)	4,700	207,129
Stryker Corp.	3,300	226,908
Varian Medical Systems, Inc. (a)	1,800	75,402
Zimmer Holdings, Inc. (a)	3,270	264,837
		3,248,438
Health Care Providers & Services - 2.2%
Aetna, Inc.	7,100	385,317
AmerisourceBergen Corp.	2,500	113,325
Cardinal Health, Inc.	5,100	318,903
CIGNA Corp.	3,900	207,831
Coventry Health Care, Inc. (a)	2,200	136,862
Express Scripts, Inc. (a)	3,600	200,952
Humana, Inc. (a)	2,300	160,724
Laboratory Corp. Of America Holdings (a)	1,600	125,168
Manor Care, Inc.	1,000	64,400
McKesson Corp.	4,100	241,039
Medco Health Solutions, Inc. (a)	3,788	342,397
Patterson Cos., Inc. (a)	1,900	73,359
Quest Diagnostics, Inc.	2,200	127,094
Tenet Healthcare Corp. (a)	6,550	22,008
UnitedHealth Group, Inc.	18,400	891,112
WellPoint, Inc. (a)	8,400	662,928
		4,073,419
Health Care Technology - 0.0%
IMS Health, Inc.	2,700	82,728
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	2,500	86,600
Millipore Corp. (a)	700	53,060
PerkinElmer, Inc.	1,700	49,657
Thermo Fisher Scientific, Inc. (a)	5,900	340,548
Waters Corp. (a)	1,400	93,688
		623,553
Pharmaceuticals - 6.1%
Abbott Laboratories	21,400	1,147,468
Allergan, Inc.	4,300	277,221
Barr Pharmaceuticals, Inc. (a)	1,500	85,365
Bristol-Myers Squibb Co.	27,400	789,668
Eli Lilly & Co.	13,700	779,941
Forest Laboratories, Inc. (a)	4,400	164,076
Johnson & Johnson	40,100	2,634,570
King Pharmaceuticals, Inc. (a)	3,400	39,848
Merck & Co., Inc.	30,200	1,561,038
Mylan Laboratories Inc.	3,400	54,264
Pfizer, Inc.	96,030	2,346,013
Schering-Plough Corp.	22,400	708,512
Watson Pharmaceuticals, Inc. (a)	1,400	45,360
Wyeth	18,600	828,630
		11,461,974
TOTAL HEALTH CARE		21,736,661

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.8%
General Dynamics Corp.	5,600	473,032
Goodrich Corp.	1,700	115,991
Honeywell International, Inc.	10,400	618,488
L-3 Communications Holdings, Inc.	1,700	173,638
Lockheed Martin Corp.	4,800	520,752
Northrop Grumman Corp.	4,800	374,400
Precision Castparts Corp.	1,900	281,162
Raytheon Co.	6,100	389,302
Rockwell Collins, Inc.	2,300	167,992
The Boeing Co.	10,900	1,144,391
United Technologies Corp.	13,700	1,102,576
		5,361,724
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	2,400	130,296
FedEx Corp.	4,300	450,425
United Parcel Service, Inc. Class B	14,500	1,088,950
		1,669,671
Airlines - 0.1%
Southwest Airlines Co.	10,400	153,920
Building Products - 0.1%
American Standard Companies, Inc.	2,500	89,050
Masco Corp.	5,100	118,167
		207,217
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	4,000	51,000
Avery Dennison Corp.	1,500	85,530
Cintas Corp.	1,900	70,490
Equifax, Inc.	2,000	76,240
Monster Worldwide, Inc. (a)	1,800	61,308
Pitney Bowes, Inc.	3,000	136,260
R.R. Donnelley & Sons Co.	3,100	113,336
Robert Half International, Inc.	2,300	68,678
Waste Management, Inc.	7,200	271,728
		934,570
Construction & Engineering - 0.1%
Fluor Corp.	1,200	172,776
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	2,500	127,725
Emerson Electric Co.	11,000	585,420
Rockwell Automation, Inc.	2,100	145,971
		859,116
Industrial Conglomerates - 3.9%
3M Co.	9,900	926,442
General Electric Co.	142,000	5,878,800
Textron, Inc.	3,500	217,735
Tyco International Ltd.	6,850	303,729
		7,326,706
Machinery - 1.8%
Caterpillar, Inc.	8,900	698,027
Cummins, Inc.	1,400	179,046
Danaher Corp.	3,400	281,214
Deere & Co.	3,100	460,102
Dover Corp.	2,800	142,660
Eaton Corp.	2,000	198,080
Illinois Tool Works, Inc.	5,800	345,912
Ingersoll-Rand Co. Ltd. Class A	4,000	217,880
ITT Corp.	2,500	169,825
PACCAR, Inc.	3,475	296,244
Pall Corp.	1,700	66,130
Parker Hannifin Corp.	1,600	178,928
Terex Corp. (a)	1,400	124,628
		3,358,676
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	4,200	340,914
CSX Corp.	6,100	260,653
Norfolk Southern Corp.	5,500	285,505
Ryder System, Inc.	800	39,200
Union Pacific Corp.	3,700	418,322
		1,344,594
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	1,000	91,190
TOTAL INDUSTRIALS		21,480,160

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 2.9%
Avaya, Inc. (a)	6,301	106,865
Ciena Corp. (a)	1,142	43,487
Cisco Systems, Inc. (a)	84,400	2,794,484
Corning, Inc.	21,800	537,370
JDS Uniphase Corp. (a)	2,975	44,506
Juniper Networks, Inc. (a)	7,100	259,931
Motorola, Inc.	32,100	594,813
QUALCOMM, Inc.	23,200	980,432
Tellabs, Inc. (a)	6,100	58,072
		5,419,960
Computers & Peripherals - 4.3%
Apple Inc. (a)	12,100	1,857,834
Dell, Inc. (a)	31,500	869,400
EMC Corp. (a)	29,100	605,280
Hewlett-Packard Co.	35,700	1,777,503
International Business Machines Corp.	18,900	2,226,420
Lexmark International, Inc. Class A (a)	1,300	53,989
NCR Corp. (a)	2,500	124,500
Network Appliance, Inc. (a)	4,900	131,859
QLogic Corp. (a)	2,000	26,900
SanDisk Corp. (a)	3,200	176,320
Sun Microsystems, Inc. (a)	49,000	274,890
		8,124,895
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	5,400	199,152
Jabil Circuit, Inc.	2,900	66,236
Molex, Inc.	2,000	53,860
Solectron Corp. (a)	12,700	49,530
Tektronix, Inc.	1,100	30,514
Tyco Electronics Ltd	6,850	242,696
		641,988
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	2,300	66,079
eBay, Inc. (a)	15,800	616,516
Google, Inc. Class A (a)	3,175	1,801,082
VeriSign, Inc. (a)	3,400	114,716
Yahoo!, Inc. (a)	18,700	501,908
		3,100,301
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	1,400	70,336
Automatic Data Processing, Inc.	7,400	339,882
Cognizant Technology Solutions Corp. Class A (a)	2,000	159,540
Computer Sciences Corp. (a)	2,400	134,160
Convergys Corp. (a)	1,900	32,984
Electronic Data Systems Corp.	7,100	155,064
Fidelity National Information Services Inc.	2,400	106,488
Fiserv, Inc. (a)	2,300	116,978
Paychex, Inc.	4,700	192,700
The Western Union Co.	10,747	225,365
Unisys Corp. (a)	4,900	32,438
		1,565,935
Office Electronics - 0.1%
Xerox Corp. (a)	13,000	225,420
Semiconductor & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	7,600	100,320
Altera Corp.	4,900	117,992
Analog Devices, Inc.	4,300	155,488
Applied Materials, Inc.	19,100	395,370
Broadcom Corp. Class A (a)	6,550	238,682
Intel Corp.	80,900	2,092,074
KLA-Tencor Corp.	2,700	150,606
Linear Technology Corp.	3,100	108,469
LSI Logic Corp. (a)	9,900	73,458
MEMC Electronic Materials, Inc. (a)	3,100	182,466
Microchip Technology, Inc.	3,000	108,960
Micron Technology, Inc. (a)	10,500	116,550
National Semiconductor Corp.	3,300	89,496
Novellus Systems, Inc. (a)	1,700	46,342
NVIDIA Corp. (a)	7,600	275,424
Teradyne, Inc. (a)	2,600	35,880
Texas Instruments, Inc.	19,800	724,482
Xilinx, Inc.	4,100	107,174
		5,119,233
Software - 3.2%
Adobe Systems, Inc. (a)	8,200	358,012
Autodesk, Inc. (a)	3,200	159,904
BMC Software, Inc. (a)	2,800	87,444
CA, Inc.	5,400	138,888
Citrix Systems, Inc. (a)	2,500	100,800
Compuware Corp. (a)	4,200	33,684
Electronic Arts, Inc. (a)	4,300	240,757
Intuit, Inc. (a)	4,700	142,410
Microsoft Corp.	111,700	3,290,682
Novell, Inc. (a)	4,800	36,672
Oracle Corp. (a)	54,600	1,182,090
Symantec Corp. (a)	12,494	242,134
		6,013,477
TOTAL INFORMATION TECHNOLOGY		30,211,209

MATERIALS - 3.2%
Chemicals - 1.7%
Air Products and Chemicals, Inc.	3,000	293,280
Ashland Inc.	800	48,168
E.I. du Pont de Nemours & Co.	12,800	634,368
Eastman Chemical Co.	1,200	80,076
Ecolab, Inc.	2,400	113,280
Hercules, Inc. (a)	1,600	33,632
International Flavors & Fragrances, Inc.	1,200	63,432
Monsanto Co.	7,586	650,423
PPG Industries, Inc.	2,300	173,765
Praxair, Inc.	4,400	368,544
Rohm & Haas Co.	1,900	105,773
Sigma-Aldrich Corp.	1,800	87,732
The Dow Chemical Co.	13,200	568,392
		3,220,865
Construction Materials - 0.1%
Vulcan Materials Co.	1,300	115,895
Containers & Packaging - 0.1%
Ball Corp.	1,400	75,250
Bemis Co., Inc	1,400	40,754
Pactiv Corp. (a)	1,800	51,588
Sealed Air Corp.	2,200	56,232
Temple-Inland, Inc.	1,500	78,945
		302,769
Metals & Mining - 1.0%
Alcoa, Inc.	12,300	481,176
Allegheny Technologies, Inc.	1,400	153,930
Freeport-McMoRan Copper & Gold, Inc. Class B	5,276	553,400
Newmont Mining Corp.	6,300	281,799
Nucor Corp.	4,000	237,880
United States Steel Corp.	1,600	169,504
		1,877,689
Paper & Forest Products - 0.3%
International Paper Co.	6,000	215,220
MeadWestvaco Corp.	2,500	73,825
Weyerhaeuser Co.	3,000	216,900
		505,945
TOTAL MATERIALS		6,023,163

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T Inc.	84,578	3,578,495
CenturyTel, Inc.	1,600	73,952
Citizens Communications Co.	4,700	67,304
Embarq Corp.	2,151	119,596
Qwest Communications International, Inc. (a)	22,100	202,436
Verizon Communications, Inc.	40,200	1,780,056
Windstream Corp.	6,596	93,135
		5,914,974
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	4,900	341,432
Sprint Nextel Corp.	39,432	749,208
		1,090,640
TOTAL TELECOMMUNICATION SERVICES		7,005,614

UTILITIES - 3.4%
Electric Utilities - 1.8%
Allegheny Energy, Inc. (a)	2,300	120,198
American Electric Power Co., Inc.	5,500	253,440
Duke Energy Corp.	17,436	325,879
Edison International	4,500	249,525
Entergy Corp.	2,700	292,383
Exelon Corp.	9,300	700,848
FirstEnergy Corp.	4,200	266,028
FPL Group, Inc.	5,600	340,928
Pinnacle West Capital Corp.	1,400	55,314
PPL Corp.	5,300	245,390
Progress Energy, Inc.	3,600	168,660
The Southern Co.	10,500	380,940
		3,399,533
Gas Utilities - 0.1%
Nicor, Inc.	600	25,740
Questar Corp.	2,400	126,072
		151,812
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	2,500	214,475
Dynegy Inc. Class A (a)	6,899	63,746
The AES Corp. (a)	9,300	186,372
TXU Corp.	6,400	438,208
		902,801
Multi-Utilities - 1.0%
Ameren Corp.	2,900	152,250
CenterPoint Energy, Inc.	4,500	72,135
CMS Energy Corp.	3,100	52,142
Consolidated Edison, Inc.	3,800	175,940
Dominion Resources Inc.	4,000	337,200
DTE Energy Co.	2,400	116,256
Integrys Energy Group, Inc.	1,012	51,845
NiSource, Inc.	3,800	72,732
PG&E Corp.	4,900	234,220
Public Service Enterprise Group, Inc.	3,500	307,965
Sempra Energy	3,700	215,044
TECO Energy, Inc.	2,900	47,647
Xcel Energy, Inc.	5,800	124,932
		1,960,308
TOTAL UTILITIES		6,414,454
TOTAL COMMON STOCKS (Cost $142,522,850)		$186,620,611

		Fair
EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
Standard & Poor's Depository Receipts (SPDRs)	10,825	$1,651,679
TOTAL EXCHANGE TRADED FUNDS (Cost $1,651,863)		$1,651,679

	Face	Fair
SHORT-TERM NOTES - 0.2%	Amount	Value
AIG Funding Inc.
0.000% Coupon, 4.988% Effective Yield, 10/01/2007	$458,000	$458,000
TOTAL SHORT-TERM NOTES (Cost $458,000)		$458,000

Total Investments - 100.0% (Cost $144,632,713) (b)		$188,730,290
Liabilities in Excess of Other Assets - 0.0%		(5,490)
Net Assets - 100.0%		$188,724,800

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Blue Chip Portfolio

		Fair
COMMON STOCKS - 98.1%	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.5%
Magna International, Inc.	5,200	$500,812
Automobiles - 2.5%
Ford Motor Co. (a)	99,800	847,302
Media - 3.1%
Gannett Co., Inc.	21,700	948,290
Time Warner, Inc.	4,300	78,948
		1,027,238
Specialty Retail - 3.4%
The Gap Inc.	32,000	590,080
The Home Depot, Inc.	17,200	557,968
		1,148,048
TOTAL CONSUMER DISCRETIONARY		3,523,400

CONSUMER STAPLES - 10.9%
Beverages - 1.6%
The Coca-Cola Co.	9,300	534,471
Food Products - 9.3%
Dean Foods Co.	10,400	266,032
General Mills, Inc.	9,000	522,090
Kraft Foods, Inc. Class A	46,700	1,611,617
Sara Lee Corp.	42,300	705,987
		3,105,726
TOTAL CONSUMER STAPLES		3,640,197

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.	3,800	342,228
Chevron Corp.	9,300	870,294
Exxon Mobil Corp.	3,012	278,791
TOTAL ENERGY		1,491,313

FINANCIALS - 20.9%
Commercial Banks - 3.7%
Commerce Bancorp Inc. (NJ)	13,800	535,164
Wachovia Corp.	14,000	702,100
		1,237,264
Diversified Financial Services - 7.8%
Bank of America Corp.	19,365	973,479
Citigroup, Inc.	28,633	1,336,302
JPMorgan Chase & Co.	7,100	325,322
		2,635,103
Insurance - 7.5%
ACE Ltd.	8,700	526,959
AFLAC, Inc.	6,400	365,056
American International Group, Inc.	17,600	1,190,640
XL Capital Ltd. Class A	5,400	427,680
		2,510,335
Thrifts & Mortgage Finance - 1.9%
Freddie Mac	10,700	631,407
TOTAL FINANCIALS		7,014,109

HEALTH CARE - 17.2%
Biotechnology - 1.0%
Amgen, Inc. (a)	6,200	350,734
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	78,200	1,090,890
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	12,400	775,372
UnitedHealth Group, Inc.	16,400	794,252
WellPoint, Inc. (a)	2,200	173,624
		1,743,248
Pharmaceuticals - 7.7%
Johnson & Johnson	15,200	998,640
Pfizer, Inc.	34,000	830,620
Wyeth	16,700	743,985
		2,573,245
TOTAL HEALTH CARE		5,758,117

INDUSTRIALS - 6.8%
Aerospace & Defense - 2.3%
L-3 Communications Holdings, Inc.	4,400	449,416
Northrop Grumman Corp.	4,156	324,168
		773,584
Building Products - 1.0%
Masco Corp.	14,700	340,599
Commercial Services & Supplies - 1.9%
Avery Dennison Corp.	5,400	307,908
Cintas Corp.	8,900	330,190
		638,098
Industrial Conglomerates - 1.6%
3M Co.	5,700	533,406
TOTAL INDUSTRIALS		2,285,687

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 2.8%
Alcatel-Lucent - ADR	62,800	639,304
Nortel Networks Corp. (a)	17,400	295,452
		934,756
Computers & Peripherals - 6.5%
Dell, Inc. (a)	49,300	1,360,680
International Business Machines Corp.	1,400	164,920
Lexmark International, Inc. Class A (a)	15,500	643,715
		2,169,315
IT Services - 3.4%
Computer Sciences Corp. (a)	10,700	598,130
Fiserv, Inc. (a)	11,100	564,546
		1,162,676
Office Electronics - 1.5%
Xerox Corp. (a)	28,800	499,392
Software - 1.8%
Microsoft Corp.	2,900	85,434
Symantec Corp. (a)	27,200	527,136
		612,570
TOTAL INFORMATION TECHNOLOGY		5,378,709

MATERIALS - 1.3%
Chemicals - 1.2%
The Dow Chemical Co.	9,600	413,376
Containers & Packaging - 0.1%
Pactiv Corp. (a)	1,200	34,392
TOTAL MATERIALS		447,768

TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	30,430	1,347,440
Wireless Telecommunication Services - 4.8%
Sprint Nextel Corp.	64,300	1,221,700
Vodafone Group plc - ADR	10,400	377,520
		1,599,220
TOTAL TELECOMMUNICATION SERVICES		2,946,660

UTILITIES - 1.2%
Electric Utilities - 0.5%
Duke Energy Corp.	8,800	164,472
Multi-Utilities - 0.7%
NiSource, Inc.	13,100	250,734
TOTAL UTILITIES		415,206
TOTAL COMMON STOCKS (Cost $32,256,372)		$32,901,166

	Face	Fair
REPURCHASE AGREEMENTS - 3.0%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$993,000	$993,000
Repurchase price $993,298
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $1,007,764
TOTAL REPURCHASE AGREEMENTS (Cost $993,000)		$993,000

Total Investments - 101.1% (Cost $33,249,372)		$33,894,166
Liabilities in Excess of Other Assets - (1.1)%		(373,038)
Net Assets - 100.0%		$33,521,128

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - High Income Bond Portfolio

	Face	Fair
CORPORATE BONDS - 94.1%	Amount	Value
CONSUMER DISCRETIONARY - 28.2%
Auto Components - 1.3%
Cooper-Standard Automotive Inc.
8.375%, 12/15/2014	$150,000	$131,250
Hawk Corp.
8.750%, 11/01/2014	100,000	101,750
Stanadyne Holdings, Inc.
0.000% to 08/15/2009 then
12.000% 02/15/2015	125,000	101,250
Stanadyne Corp.
10.000%, 08/15/2014	300,000	303,000
Tenneco Automotive, Inc.
8.625%, 11/15/2014	100,000	101,250
United Components, Inc.
9.375%, 06/15/2013	400,000	408,000
		1,146,500
Automobiles - 1.4%
Ford Motor Co.
7.450%, 07/16/2031	350,000	276,500
General Motors Corp.
7.400%, 09/01/2025	925,000	749,250
8.375%, 07/15/2033	225,000	198,281
		1,224,031
Distributors - 0.3%
Baker & Taylor Inc.
11.500%, 07/01/2013 (b)	300,000	295,875
Diversified Consumer Services - 1.1%
Education Management LLC
10.250%, 06/01/2016	525,000	546,000
Knowledge Learning Corp.
7.750%, 02/01/2015 (b)	425,000	414,375
		960,375
Hotels, Restaurants & Leisure - 6.3%
Dave & Busters, Inc.
11.250%, 03/15/2014	275,000	279,125
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.250%, 06/15/2015 (b)	325,000	306,313
Great Canadian Gaming Corp.
7.250%, 02/15/2015 (b)	400,000	402,000
Herbst Gaming, Inc.
7.000%, 11/15/2014	325,000	268,125
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	325,000	325,000
Mandalay Resort Group
9.375%, 02/15/2010	190,000	199,975
MGM Mirage Inc.
6.000%, 10/01/2009	25,000	24,937
8.500%, 09/15/2010	75,000	78,750
8.375%, 02/01/2011	100,000	104,750
5.875%, 02/27/2014	500,000	463,125
7.500%, 06/01/2016	325,000	324,594
MTR Gaming Group, Inc.
9.750%, 04/01/2010	100,000	103,250
9.000%, 06/01/2012	275,000	273,625
Penn National Gaming Inc.
6.750%, 03/01/2015	400,000	410,000
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	75,000	74,959
7.250%, 06/15/2016	275,000	272,356
San Pasqual Casino Development Group
8.000%, 09/15/2013 (b)	250,000	253,750
Seminole Hard Rock International Inc. / Seminole Hard Rock International LLC
8.194%, 03/15/2014 (b) (c)	175,000	171,719
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (b)	275,000	279,125
Station Casinos, Inc.
7.750%, 08/15/2016	175,000	174,125
Tunica-Biloxi Gaming Authority
9.000%, 11/15/2015 (b)	225,000	224,437
Universal City Development Partners, Ltd./UCDP Finance, Inc.
11.750%, 04/01/2010	200,000	209,500
Universal City Florida Holding Co. I/II
10.106%, 05/01/2010 (c)	50,000	50,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/2014	425,000	418,625
		5,692,915
Household Durables - 1.7%
American Greetings Corp.
7.375%, 06/01/2016	325,000	316,875
Da-Lite Screen Co, Inc.
9.500%, 05/15/2011	150,000	157,875
Jarden Corp.
7.500%, 05/01/2017	400,000	389,000
Norcraft Companies L.P.
9.000%, 11/01/2011	75,000	75,750
Norcraft Holdings L.P./Norcraft Capital Corp.
0.000% to 09/01/2008 then
9.750% 09/01/2012	150,000	135,000
Sealy Mattress Co.
8.250%, 06/15/2014	450,000	455,625
		1,530,125
Leisure Equipment & Products - 1.9%
Jostens Holding Corp.
0.000% to 12/01/2008 then
10.250% 12/01/2013	250,000	233,750
Jostens IH Corp.
7.625%, 10/01/2012	875,000	894,688
True Temper Sports, Inc.
8.375%, 09/15/2011	275,000	152,625
Visant Holding Corp.
8.750%, 12/01/2013	450,000	462,375
		1,743,438
Media - 11.9%
AAC Group Holding Corp.
0.000% to 10/01/2008 then
10.250% 10/01/2012	350,000	313,250
14.750%, 10/01/2012	110,694	109,034
Affinity Group Holding Inc.
9.000%, 02/15/2012	175,000	179,375
10.875%, 02/15/2012	213,862	221,347
American Achievement Corp.
8.250%, 04/01/2012	275,000	275,000
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
9.250%, 07/15/2012	200,000	215,818
CBD Media, Inc./CBD Finance Inc.
8.625%, 06/01/2011	200,000	209,126
CCH II LLC/CCH II Capital Corp.
10.250%, 10/01/2013	100,000	104,750
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 09/15/2010	650,000	667,875
Cinemark, Inc.
0.000% to 03/15/2009 then
9.750% 03/15/2014	275,000	261,250
CSC Holdings, Inc.
7.250%, 07/15/2008	150,000	150,750
8.125%, 08/15/2009	200,000	204,000
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/2012	130,000	139,100
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	297,000	317,419
Dex Media, Inc.
0.000% to 11/15/2008 then
9.000% 11/15/2013	275,000	259,875
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
8.375%, 03/15/2013	146,000	152,387
6.375%, 06/15/2015	200,000	190,750
EchoStar DBS Corp.
5.750%, 10/01/2008	200,000	200,500
6.625%, 10/01/2014	325,000	327,438
Idearc, Inc.
8.000%, 11/15/2016	625,000	626,563
Intelsat Bermuda Ltd.
8.886%, 01/15/2015 (c)	275,000	279,125
11.250%, 06/15/2016	625,000	672,656
Intelsat Intermediate Holding Co., Ltd.
0.000% to 02/01/2010 then
9.250% 02/01/2015	675,000	558,563
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 01/15/2015	200,000	205,000
Kabel Deutschland GmbH
10.625%, 07/01/2014	450,000	483,750
Lamar Media Corp.
7.250%, 01/01/2013	50,000	50,500
6.625%, 08/15/2015	400,000	388,000
Local TV Finance LLC
9.250%, 06/15/2015 (b)	200,000	189,000
MediMedia USA Inc.
11.375%, 11/15/2014 (b)	300,000	310,500
PanAmSat Corp.
9.000%, 08/15/2014	82,000	84,870
Quebecor Media, Inc.
7.750%, 03/15/2016	225,000	215,719
7.750%, 03/15/2016 (b)	325,000	311,593
R.H. Donnelley Finance Corp.
10.875%, 12/15/2012	109,000	116,357
6.875%, 01/15/2013	375,000	356,250
8.875%, 01/15/2016	150,000	153,562
8.875%, 10/15/2017 (b)	250,000	255,000
Rainbow National Services LLC
10.375%, 09/01/2014 (b)	114,000	125,685
The Reader's Digest Association, Inc.
9.000%, 02/15/2017 (b)	325,000	294,125
Univision Communications Inc.
9.750%, 03/15/2015 (b)	75,000	73,500
Videotron Ltee
6.375%, 12/15/2015	100,000	94,500
WDAC Subsidiary Corp.
8.375%, 12/01/2014 (b) (f)	400,000	392,000
		10,735,862
Specialty Retail - 2.2%
AutoNation, Inc.
7.360%, 04/15/2013 (c)	300,000	288,000
7.000%, 04/15/2014	50,000	48,000
Claires Stores, Inc.
10.500%, 06/01/2017 (b)	400,000	310,000
FTD, Inc.
7.750%, 02/15/2014	375,000	358,125
NBC Acquisition Corp.
0.000% to 03/15/2008 then
11.000% 03/15/2013	350,000	317,625
Nebraska Book Co., Inc.
8.625%, 03/15/2012	425,000	426,062
United Auto Group, Inc.
7.750%, 12/15/2016	275,000	264,688
		2,012,500
Textiles, Apparel & Luxury Goods - 0.1%
Warnaco Inc.
8.875%, 06/15/2013	100,000	105,250
TOTAL CONSUMER DISCRETIONARY		25,446,871

CONSUMER STAPLES - 8.7%
Beverages - 0.9%
Constellation Brands, Inc.
8.000%, 02/15/2008	75,000	75,375
7.250%, 09/01/2016	175,000	175,875
7.250%, 05/15/2017 (b)	150,000	150,750
Cott Beverages, Inc.
8.000%, 12/15/2011	475,000	470,250
		872,250
Food & Staples Retailing - 1.0%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.
7.500%, 12/15/2013	550,000	562,375
General Nutrition Centers, Inc.
10.009%, 03/15/2014 (b) (c)	375,000	361,875
		924,250
Food Products - 5.8%
ASG Consolidated LLC/ASG Finance Inc.
0.000% to 11/01/2008 then
11.500% 11/01/2011	600,000	561,000
B&G Foods Inc.
8.000%, 10/01/2011	650,000	646,750
Dean Foods Co.
7.000%, 06/01/2016	550,000	525,250
Del Monte Corp.
6.750%, 02/15/2015	450,000	434,250
Eurofresh, Inc.
11.500%, 01/15/2013 (b)	275,000	237,875
Michael Foods, Inc.
8.000%, 11/15/2013	700,000	703,500
Pierre Foods, Inc.
9.875%, 07/15/2012	275,000	254,375
Pilgrims Pride Corp.
8.375%, 05/01/2017	475,000	486,875
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
9.250%, 04/01/2015 (b)	200,000	191,500
10.625%, 04/01/2017 (b)	300,000	282,750
Reddy Ice Holdings, Inc.
0.000% to 11/01/2008 then
10.500% 11/01/2012	450,000	425,250
Smithfield Foods, Inc.
8.000%, 10/15/2009	100,000	103,750
7.750%, 05/15/2013	125,000	128,125
7.750%, 07/01/2017	225,000	231,750
		5,213,000
Household Products - 0.4%
Church & Dwight Co., Inc./Church & Dwight Co.
6.000%, 12/15/2012	350,000	338,625
Tobacco - 0.6%
Reynolds American Inc.
7.750%, 06/01/2018	500,000	534,953
TOTAL CONSUMER STAPLES		7,883,078

ENERGY - 8.3%
Energy Equipment & Services - 0.9%
Basic Energy Services, Inc.
7.125%, 04/15/2016	425,000	415,437
CGG-Veritas
7.750%, 05/15/2017	225,000	232,875
Complete Production Services Inc.
8.000%, 12/15/2016	150,000	149,063
		797,375
Oil, Gas & Consumable Fuels - 7.4%
Chesapeake Energy Corp.
7.500%, 09/15/2013	325,000	335,563
6.875%, 11/15/2020	450,000	442,688
Cimarex Energy Co.
7.125%, 05/01/2017	250,000	249,375
El Paso Corp.
7.800%, 08/01/2031	225,000	229,564
Forest Oil Corp.
7.250%, 06/15/2019 (b)	275,000	276,375
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750%, 11/01/2015 (b)	125,000	122,813
9.000%, 06/01/2016 (b)	250,000	256,250
Holly Energy Partners L.P.
6.250%, 03/01/2015	475,000	444,125
Inergy L.P./Inergy Finance Corp.
6.875%, 12/15/2014	575,000	557,750
Pacific Energy Partners L.P./Pacific Energy Finance Corp.
7.125%, 06/15/2014	100,000	102,643
6.250%, 09/15/2015	100,000	96,497
Petroplus Finance Ltd.
6.750%, 05/01/2014 (b)	75,000	72,375
7.000%, 05/01/2017 (b)	225,000	214,875
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	283,189
Plains Exploration & Production Co.
7.750%, 06/15/2015	450,000	443,250
7.000%, 03/15/2017	125,000	117,500
Range Resources Corp.
7.375%, 07/15/2013	125,000	127,500
6.375%, 03/15/2015	100,000	98,000
7.500%, 05/15/2016	150,000	153,750
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/2013 (b)	163,000	171,557
Southern Star Central Corp.
6.750%, 03/01/2016	225,000	216,281
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	560,000	660,902
Transcontinental Gas Pipe Line Corp.
8.875%, 07/15/2012	50,000	55,875
6.400%, 04/15/2016	175,000	176,750
Williams Cos., Inc.
7.625%, 07/15/2019	450,000	484,312
7.875%, 09/01/2021	250,000	273,125
		6,662,884
TOTAL ENERGY		7,460,259

FINANCIALS - 4.7%
Consumer Finance - 2.6%
Ford Motor Credit Co. LLC
9.875%, 08/10/2011	125,000	126,708
7.250%, 10/25/2011	375,000	351,718
8.110%, 01/13/2012 (c)	550,000	520,164
8.000%, 12/15/2016	350,000	327,943
GMAC LLC
6.875%, 09/15/2011	475,000	452,422
8.000%, 11/01/2031	575,000	565,606
		2,344,561
Real Estate Investment Trusts - 1.7%
Host Hotels & Resorts LP
6.875%, 11/01/2014	150,000	150,375
Host Marriott L.P.
7.125%, 11/01/2013	200,000	202,500
6.375%, 03/15/2015	175,000	171,938
6.750%, 06/01/2016	100,000	99,500
Ventas Realty L.P./Ventas Capital Corp.
6.625%, 10/15/2014	475,000	476,187
7.125%, 06/01/2015	175,000	179,375
6.500%, 06/01/2016	75,000	74,250
6.750%, 04/01/2017	125,000	125,312
		1,479,437
Real Estate Management & Development - 0.4%
American Real Estate Partners, L.P./American Real Estate Finance Corp.
7.125%, 02/15/2013	250,000	239,375
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp.
10.070%, 04/01/2012 (b) (c)	150,000	144,750
		384,125
TOTAL FINANCIALS		4,208,123

HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 0.9%
Accellent, Inc.
10.500%, 12/01/2013	250,000	232,500
Advanced Medical Optics, Inc.
7.500%, 05/01/2017	275,000	254,375
Varietal Distribution Merger Sub, Inc.
10.250%, 07/15/2015 (b)	300,000	291,000
		777,875
Health Care Providers & Services - 6.2%
AMR HoldCo, Inc./EmCare Holdco, Inc.
10.000%, 02/15/2015	250,000	266,250
CRC Health Corp.
10.750%, 02/01/2016	275,000	290,125
HCA, Inc.
6.375%, 01/15/2015	250,000	213,750
9.250%, 11/15/2016 (b)	475,000	505,875
9.625%, 11/15/2016 (b)	1,075,000	1,150,250
7.500%, 11/06/2033	225,000	182,250
National Mentor Holdings, Inc.
11.250%, 07/01/2014	425,000	450,500
Omnicare, Inc.
6.875%, 12/15/2015	375,000	348,750
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	350,000	356,125
United Surgical Partners International Inc.
8.875%, 05/01/2017	50,000	50,750
9.250%, 05/01/2017	375,000	376,875
Universal Hospital Services Inc.
8.759%, 06/01/2015 (b) (c)	150,000	150,000
8.500%, 06/01/2015 (b)	75,000	74,625
Vanguard Health Holding Co., I, LLC
9.000%, 10/01/2014	375,000	365,625
Viant Holdings Inc.
10.125%, 07/15/2017 (b)	381,000	356,235
Yankee Acquisition Corp.
9.750%, 02/15/2017	450,000	427,500
		5,565,485
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc.
6.125%, 12/15/2014	275,000	262,625
Fisher Scientific International, Inc.
6.125%, 07/01/2015	225,000	221,231
		483,856
TOTAL HEALTH CARE		6,827,216

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	300,000	297,750
DRS Technologies, Inc.
6.625%, 02/01/2016	200,000	198,500
Hawker Beechcraft Acquisition Co.
8.875%, 04/01/2015 (b)	275,000	277,750
9.750%, 04/01/2017 (b)	200,000	205,000
L-3 Communications Corp.
6.125%, 07/15/2013	100,000	98,750
6.125%, 01/15/2014	500,000	492,500
5.875%, 01/15/2015	100,000	96,500
6.375%, 10/15/2015	225,000	222,187
TransDigm, Inc.
7.750%, 07/15/2014	275,000	279,125
		2,168,062
Air Freight & Logistics - 0.3%
Ceva Group plc
10.000%, 09/01/2014 (b)	300,000	301,500
Building Products - 0.7%
Goodman Global Holdings, Inc.
8.360%, 06/15/2012 (c)	35,000	34,737
7.875%, 12/15/2012	250,000	246,875
Nortek, Inc.
8.500%, 09/01/2014	50,000	43,625
NTK Holdings, Inc.
0.000% to 09/01/2009 then
10.750% 03/01/2014	75,000	46,500
Panolam Industries International, Inc.
10.750%, 10/01/2013 (b)	300,000	286,500
		658,237
Commercial Services & Supplies - 4.2%
Allied Waste North America, Inc.
7.125%, 05/15/2016	725,000	744,938
ARAMARK Corp.
8.500%, 02/01/2015	300,000	307,500
8.856%, 02/01/2015 ( c)	250,000	253,750
Browning-Ferris Industries Inc.
9.250%, 05/01/2021	150,000	163,500
Clean Harbors, Inc.
11.250%, 07/15/2012	65,000	71,815
Deluxe Corp.
5.125%, 10/01/2014	200,000	173,000
7.375%, 06/01/2015	175,000	173,688
Global Cash Access LLC/Global Cash Finance Corp.
8.750%, 03/15/2012	81,000	84,240
Norcross Safety Products LLC/Norcross Capital Corp.
9.875%, 08/15/2011	100,000	103,250
Rental Service Corp./RSC Holdings Inc.
9.500%, 12/01/2014	200,000	192,000
Safety Products Holdings, Inc.
11.750%, 01/01/2012	193,829	207,397
SGS International, Inc.
12.000%, 12/15/2013	475,000	491,625
West Corp.
9.500%, 10/15/2014	175,000	181,562
11.000%, 10/15/2016	550,000	580,250
		3,728,515
Electrical Equipment - 1.3%
Baldor Electric Co.
8.625%, 02/15/2017	325,000	341,250
Belden CDT, Inc.
7.000%, 03/15/2017 (b)	125,000	124,375
General Cable Corp.
7.735%, 04/01/2015 ( c)	325,000	316,875
7.125%, 04/01/2017	100,000	98,500
Sensus Metering Systems Inc.
8.625%, 12/15/2013	125,000	121,875
Superior Essex Communications LLC/Essex Group Inc.
9.000%, 04/15/2012	175,000	173,688
		1,176,563
Machinery - 1.3%
ALH Finance LLC/ALH Finance Corp.
8.500%, 01/15/2013	475,000	458,375
Esco Corp.
8.625%, 12/15/2013 (b)	250,000	247,500
9.569%, 12/15/2013 (b) (c)	75,000	72,750
Mueller Water Products Inc.
7.375%, 06/01/2017 (b)	150,000	140,250
Valmont Industries, Inc.
6.875%, 05/01/2014	275,000	275,687
		1,194,562
Marine - 0.4%
Stena AB
7.500%, 11/01/2013	100,000	101,000
7.000%, 12/01/2016	275,000	275,000
		376,000
Road & Rail - 0.7%
Hertz Corp.
8.875%, 01/01/2014	400,000	414,000
10.500%, 01/01/2016	225,000	244,125
		658,125
Trading Companies & Distributors - 0.7%
American Tire Distributors Holdings Inc.
10.750%, 04/01/2013	225,000	223,875
Interline Brands, Inc.
8.125%, 06/15/2014	375,000	372,188
		596,063
TOTAL INDUSTRIALS		10,857,627

INFORMATION TECHNOLOGY - 5.1%
Computers & Peripherals - 0.5%
Seagate Technology HDD Holdings
6.800%, 10/01/2016	325,000	319,313
Smart Modular Technologies (WWH), Inc.
10.860%, 04/01/2012 (c)	114,000	119,985
		439,298
IT Services - 2.2%
CompuCom Systems, Inc.
12.500%, 10/01/2015 (b) (f)	350,000	336,000
Intergen NV
9.000%, 06/30/2017 (b)	475,000	501,125
iPayment, Inc.
9.750%, 05/15/2014	225,000	216,000
SunGard Data Systems, Inc.
9.125%, 08/15/2013	350,000	365,750
10.250%, 08/15/2015	550,000	577,500
		1,996,375
Office Electronics - 0.6%
Xerox Corp.
9.750%, 01/15/2009	175,000	183,856
7.625%, 06/15/2013	100,000	103,923
6.400%, 03/15/2016	200,000	202,801
		490,580
Semiconductor & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	175,000	169,750
MagnaChip Semiconductor S.A. / MagnaChip Semiconductor Finance Co.
8.000%, 12/15/2014	150,000	104,250
		274,000
Software - 1.5%
Activant Solutions, Inc.
9.500%, 05/01/2016	400,000	353,000
Open Solutions, Inc.
9.750%, 02/01/2015 (b)	350,000	338,625
Serena Software, Inc.
10.375%, 03/15/2016	300,000	310,500
SS&C Technologies, Inc.
11.750%, 12/01/2013	325,000	346,125
		1,348,250
TOTAL INFORMATION TECHNOLOGY		4,548,503

MATERIALS - 9.3%
Chemicals - 4.7%
Basell AF SCA
8.375%, 08/15/2015 (b)	300,000	275,250
Chemtura Corp.
6.875%, 06/01/2016	350,000	334,250
Equistar Chemicals L.P.
10.125%, 09/01/2008	79,000	81,963
8.750%, 02/15/2009	100,000	103,875
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/2014	450,000	497,250
Invista
9.250%, 05/01/2012 (b)	275,000	290,125
Koppers Inc.
9.875%, 10/15/2013	251,000	266,687
Lyondell Chemical Co.
8.250%, 09/15/2016	375,000	424,687
6.875%, 06/15/2017	300,000	327,000
Nalco Finance Holdings LLC/Nalco Finance Holdings Inc.
0.000% to 02/01/2009 then
9.000% 02/01/2014	66,000	57,750
Nalco Co.
7.750%, 11/15/2011	150,000	153,750
8.875%, 11/15/2013	425,000	448,375
Terra Capital, Inc.
7.000%, 02/01/2017	525,000	514,500
The Mosaic Co.
7.375% to 12/01/2007 then
7.625% 12/01/2014 (b)	75,000	79,125
7.625% to 12/01/2007 then
7.875% 12/01/2016 (b)	175,000	187,469
Union Carbide Chemical & Plastics Co, Inc.
7.875%, 04/01/2023	100,000	108,616
Union Carbide Corp.
7.500%, 06/01/2025	50,000	52,869
		4,203,541
Construction Materials - 0.2%
Texas Industries, Inc.
7.250%, 07/15/2013	150,000	150,375
Containers & Packaging - 2.7%
Ball Corp.
6.875%, 12/15/2012	150,000	152,625
6.625%, 03/15/2018	350,000	344,750
Berry Plastic Holdings Corp.
8.875%, 09/15/2014	375,000	385,313
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/2015	600,000	622,500
Graphic Packaging International Corp.
9.500%, 08/15/2013	450,000	464,625
Jefferson Smurfit Corp.
8.250%, 10/01/2012	100,000	100,750
Owens-Brockway Glass Container Inc.
8.250%, 05/15/2013	150,000	156,000
6.750%, 12/01/2014	125,000	123,906
Plastipak Holdings, Inc.
8.500%, 12/15/2015 (b)	75,000	78,000
Russell-Stanley Holdings, Inc.
9.000%, 11/30/2008 (Acquired 11/20/2001 and 05/30/2005, Cost $4,325) (a) (b) (d) (e) (f)	3,643	423
		2,428,892
Metals & Mining - 1.2%
Aleris International, Inc.
9.000%, 12/15/2014	175,000	162,750
10.000%, 12/15/2016	250,000	222,500
Compass Minerals International, Inc.
0.000% to 12/15/2007 then
12.750% 12/15/2012	50,000	52,250
0.000% to 06/01/2008 then
12.000% 06/01/2013	100,000	101,250
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	350,000	383,250
Novelis, Inc.
7.250%, 02/15/2015	209,000	202,730
		1,124,730
Paper & Forest Products - 0.5%
NewPage Corp.
12.000%, 05/01/2013	425,000	457,938
TOTAL MATERIALS		8,365,476

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.3%
Citizens Communications Co.
6.250%, 01/15/2013	200,000	196,000
9.000%, 08/15/2031	100,000	102,000
Qwest Corp.
8.875%, 03/15/2012	1,275,000	1,397,719
Valor Telecommunications Enterprises, LLC/Valor Telecommunications Finance Corp.
7.750%, 02/15/2015	100,000	104,922
Windstream Corp.
8.625%, 08/01/2016	300,000	321,375
		2,122,016
Wireless Telecommunication Services - 2.7%
Centennial Communications Corp.
10.000%, 01/01/2013	225,000	239,062
11.110%, 01/01/2013 (c)	275,000	284,625
Digicel Group Ltd.
9.125%, 01/15/2015 (b)	337,000	314,253
Digicel Ltd.
9.250%, 09/01/2012 (b)	200,000	206,500
MetroPCS Wireless, Inc.
9.250%, 11/01/2014 (b)	375,000	384,375
Nextel Communications, Inc.
7.375%, 08/01/2015	275,000	279,715
Rogers Wireless Inc.
8.000%, 12/15/2012	100,000	104,758
6.375%, 03/01/2014	500,000	505,746
US Unwired, Inc.
10.000%, 06/15/2012	100,000	107,253
		2,426,287
TOTAL TELECOMMUNICATION SERVICES		4,548,303

UTILITIES - 5.2%
Electric Utilities - 2.3%
Edison Mission Energy
7.750%, 06/15/2016	425,000	442,000
7.000%, 05/15/2017 (b)	550,000	544,500
Nevada Power Co.
6.500%, 04/15/2012	200,000	206,770
5.875%, 01/15/2015	50,000	49,078
6.500%, 05/15/2018	175,000	176,804
PSEG Energy Holdings Inc.
10.000%, 10/01/2009	325,000	349,215
Sierra Pacific Resources
6.750%, 08/15/2017	275,000	271,906
		2,040,273
Gas Utilities - 0.8%
AmeriGas Partners L.P.
7.250%, 05/20/2015	150,000	148,500
7.125%, 05/20/2016	400,000	391,000
SEMCO Energy, Inc.
7.125%, 05/15/2008	175,000	176,346
		715,846
Independent Power Producers & Energy Traders - 1.8%
Dynegy Holdings Inc.
7.750%, 06/01/2019 (b)	450,000	432,563
NRG Energy, Inc.
7.250%, 02/01/2014	300,000	301,500
7.375%, 02/01/2016	450,000	452,250
7.375%, 01/15/2017	200,000	200,500
TXU Corp.
5.550%, 11/15/2014	275,000	223,165
		1,609,978
Multi-Utilities - 0.3%
FPL Energy National Wind Portfolio
6.125%, 03/25/2019 (b)	83,894	84,510
NorthWestern Corp.
5.875%, 11/01/2014	150,000	146,445
TECO Energy, Inc.
6.750%, 05/01/2015	50,000	51,423
		282,378
TOTAL UTILITIES		4,648,475
TOTAL CORPORATE BONDS (Cost $84,967,944)		$84,793,931

	Face	Fair
TARGETED RETURN INDEX SECURITIES - 0.8%	Amount	Value
Targeted Return Index Securities (TRAINS) HY-1-2006 - 0.8%
3.539%, 05/01/2016 (b)	$720,000	$706,760
TOTAL TARGETED RETURN INDEX SECURITIES (Cost $736,462)		$706,760

		Fair
COMMON STOCKS - 0.1%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Virgin Media, Inc.	507	$12,305

MATERIALS - 0.1%
Chemicals - 0.1%
General Chemical Industrial Products, Inc. (Acquired 06/24/2004, Cost $19,773) (a) (e) (f)	17	35,096
TOTAL COMMON STOCKS (Cost $23,413)		$47,401

	Underlying	Fair
WARRANTS - 0.0%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio Inc.
Expiration: March 2010, Exercise Price: $45.24 (a)	50	$150

INDUSTRIALS - 0.0%
Building Products - 0.0%
ACP Holding Co.
Expiration: September 2013, Exercise Price: $0.01 (Acquired 10/09/2003, Cost $0) (a) (b) (e)	9,945	13,177

MATERIALS - 0.0%
Chemicals - 0.0%
General Chemical Industrial Products, Inc.
Expiration: June 2010, Exercise Price: $195.43 (Acquired 06/24/2004, Cost $11,435) (a) (e) (f)	10	18,691
Expiration: June 2010, Exercise Price: $376.02 (Acquired 06/24/2004, Cost $8,472) (a) (e) (f)	7	11,819
TOTAL MATERIALS		30,510
TOTAL WARRANTS (Cost $19,907)		$43,837

	Face	Fair
REPURCHASE AGREEMENTS - 2.6%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$2,354,000	$2,354,000
Repurchase price $2,354,706
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $2,389,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,354,000)		$2,354,000

Total Investments - 97.6% (Cost $88,101,726) (g)		$87,945,929
Other Assets in Excess of Liabilities - 2.4%		2,196,530
Net Assets - 100.0%		$90,142,459

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2007, the value of these securities totaled $16,049,132 or 17.8% of the Portfolio's net assets. Unless otherwise noted by (e) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR.
Interest rates stated are those in effect at September 30, 2007.
(d) Represents a security that is in default.
(e) Represents a security deemed to be illiquid. At September 30, 2007, the value of illiquid securities in the Portfolio totaled $79,206 or 0.1% of the Portfolio's net assets.
(f) Market quotations for these investments were not readily available at September 30, 2007. As discussed in Note 2 of the
Notes to Schedule of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At September 30, 2007, the value of these securities totaled $794,029 or 0.9% of the Portfolio's net assets.
(g) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Capital Growth Portfolio

		Fair
COMMON STOCKS - 97.9%	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Hotels, Restaurants & Leisure - 4.3%
BJ's Restaurants, Inc. (a)	20,230	$425,842
Red Robin Gourmet Burgers, Inc. (a)	10,820	464,178
Vail Resorts, Inc. (a)	6,730	419,212
WMS Industries, Inc. (a)	9,460	313,126
		1,622,358
Household Durables - 2.9%
Universal Electronics, Inc. (a)	33,680	1,094,600
Internet & Catalog Retail - 0.4%
U.S. Auto Parts Network, Inc. (a)	16,120	140,405
Leisure Equipment & Products - 0.4%
Pool Corporation	6,845	170,988
Media - 1.1%
Entravision Communications Corp. Class A (a)	44,350	408,907
Specialty Retail - 0.8%
Genesco, Inc. (a)	7,010	323,371
Textiles, Apparel & Luxury Goods - 3.6%
Carter's, Inc. (a)	16,060	320,397
Volcom, Inc. (a)	24,255	1,031,323
		1,351,720
TOTAL CONSUMER DISCRETIONARY		5,112,349

CONSUMER STAPLES - 0.7%
Personal Products - 0.7%
Physicians Formula Holdings, Inc. (a)	22,940	269,086
TOTAL CONSUMER STAPLES		269,086

ENERGY - 7.3%
Energy Equipment & Services - 7.3%
Core Laboratories N.V. (a)	4,640	591,090
Lufkin Industries, Inc.	6,825	375,511
OYO Geospace Corp. (a)	17,645	1,635,868
TETRA Technologies, Inc. (a)	8,994	190,133
TOTAL ENERGY		2,792,602

FINANCIALS - 9.2%
Capital Markets - 4.1%
Cowen Group, Inc. (a)	22,545	311,572
FCStone Group, Inc. (a)	16,598	535,601
Greenhill & Co, Inc.	4,315	263,431
Investment Technology Group, Inc. (a)	10,225	439,471
		1,550,075
Commercial Banks - 0.5%
Boston Private Financial Holdings, Inc.	6,695	186,389
Consumer Finance - 3.3%
Cash America International, Inc.	32,700	1,229,520
Insurance - 1.3%
American Safety Insurance Holdings Ltd. (a)	10,445	207,020
First Mercury Financial Corp. (a)	13,920	299,419
		506,439
TOTAL FINANCIALS		3,472,423

HEALTH CARE - 19.8%
Biotechnology - 1.6%
Cubist Pharmaceuticals, Inc. (a)	12,375	261,484
Myriad Genetics, Inc. (a)	6,715	350,187
		611,671
Health Care Equipment & Supplies - 10.4%
American Medical Systems Holdings, Inc. (a)	39,460	668,847
Arrow International, Inc.	20,195	918,671
Cutera, Inc. (a)	22,500	589,725
Respironics, Inc. (a)	14,750	708,442
SurModics, Inc. (a)	9,525	466,820
Thoratec Corp. (a)	29,045	600,941
		3,953,446
Health Care Providers & Services - 2.7%
Animal Health International Inc. (a)	23,310	259,441
Centene Corp. (a)	13,690	294,472
Matria Healthcare, Inc. (a)	10,000	261,600
MWI Veterinary Supply, Inc. (a)	5,735	216,496
		1,032,009
Health Care Technology - 3.6%
Eclipsys Corp. (a)	49,470	1,153,640
Vital Images, Inc. (a)	10,450	203,984
		1,357,624
Life Sciences Tools & Services - 1.5%
ICON plc - ADR (a)	10,665	544,235
TOTAL HEALTH CARE		7,498,985

INDUSTRIALS - 21.2%
Building Products - 2.4%
Ameron International Corp.	8,555	904,862
Commercial Services & Supplies - 5.7%
Corrections Corp. of America (a)	19,154	501,260
School Specialty, Inc. (a)	12,445	430,970
The GEO Group Inc. (a)	14,445	427,717
Waste Connections, Inc. (a)	25,833	820,456
		2,180,403
Construction & Engineering - 1.9%
Northwest Pipe Co. (a)	5,345	202,148
Quanta Services, Inc. (a)	20,173	533,576
		735,724
Electrical Equipment - 2.0%
General Cable Corp. (a)	11,490	771,209
Machinery - 9.2%
Actuant Corp. Class A	10,170	660,745
Bucyrus International, Inc. Class A	10,942	798,000
Kaydon Corp.	12,195	634,018
RBC Bearings, Inc. (a)	4,785	183,505
Titan International, Inc.	37,650	1,201,788
		3,478,056
TOTAL INDUSTRIALS		8,070,254

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.1%
EMS Technologies, Inc. (a)	16,570	406,462
Ixia (a)	29,200	254,624
Sirenza Microdevices, Inc. (a)	8,040	139,012
		800,098
Computers & Peripherals - 0.8%
Avid Technology, Inc. (a)	10,750	291,110
Electronic Equipment & Instruments - 3.8%
Coherent, Inc. (a)	27,945	896,475
Dolby Laboratories, Inc. Class A (a)	15,080	525,086
		1,421,561
Internet Software & Services - 3.4%
CNET Networks, Inc. (a)	62,600	466,370
Greenfield Online, Inc. (a)	20,215	308,279
Internet Capital Group, Inc. (a)	24,230	290,760
Switch & Data Facilities Co. (a)	13,505	219,996
		1,285,405
IT Services - 1.4%
Global Cash Access Holdings, Inc. (a)	49,985	529,341
Semiconductor & Semiconductor Equipment - 1.0%
Advanced Energy Industries, Inc. (a)	14,485	218,723
Eagle Test Systems, Inc. (a)	13,985	179,288
		398,011
Software - 6.4%
ANSYS, Inc. (a)	22,375	764,554
FactSet Research Systems, Inc.	7,942	544,424
Quality Systems, Inc.	4,950	181,318
The9 Ltd. - ADR (a)	14,300	493,207
TIBCO Software, Inc. (a)	60,140	444,435
		2,427,938
TOTAL INFORMATION TECHNOLOGY		7,153,464

MATERIALS - 7.3%
Chemicals - 4.9%
Quaker Chemical Corp.	9,835	231,319
Terra Industries, Inc. (a)	33,670	1,052,524
Zoltek Cos. Inc. (a)	13,235	577,443
		1,861,286
Construction Materials - 1.6%
Texas Industries, Inc.	7,595	596,208
Metals & Mining - 0.8%
Claymont Steel Holdings, Inc. (a)	14,110	285,727
TOTAL MATERIALS		2,743,221
TOTAL COMMON STOCKS (Cost $29,296,231)		$37,112,384

	Face	Fair
REPURCHASE AGREEMENTS - 4.2%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$1,586,000	$1,586,000
Repurchase price $1,586,476
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $1,609,581
TOTAL REPURCHASE AGREEMENTS (Cost $1,586,000)		$1,586,000

Total Investments - 102.1% (Cost $30,882,231) (b)		$38,698,384
Liabilities in Excess of Other Assets - (2.1)%		(777,779)
Net Assets - 100.0%		$37,920,605

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Nasdaq-100 Index Portfolio

		Fair
COMMON STOCKS - 99.2%	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (a)	4,975	$299,246
Hotels, Restaurants & Leisure - 2.6%
Starbucks Corp. (a)	29,425	770,935
Wynn Resorts Ltd.	3,400	535,704
		1,306,639
Household Durables - 1.3%
Garmin Ltd.	5,700	680,580
Internet & Catalog Retail - 3.1%
Amazon.com Inc. (a)	7,775	724,241
Expedia, Inc. (a)	7,800	248,664
IAC/InteractiveCorp (a)	8,502	252,254
Liberty Media Corp. - Interactive (a)	16,475	316,485
		1,541,644
Media - 4.7%
Comcast Corp. Class A (a)	41,197	996,143
Discovery Holding Co. Class A (a)	6,775	195,459
EchoStar Communications Corp. Class A (a)	6,110	286,009
Lamar Advertising Co. Class A	2,225	108,958
Liberty Global, Inc. Class A	5,525	226,636
Sirius Satellite Radio, Inc. (a)	44,900	156,701
Virgin Media, Inc.	10,100	245,127
XM Satellite Radio Holdings, Inc. Class A (a)	8,975	127,176
		2,342,209
Multiline Retail - 1.1%
Sears Holdings Corp. (a)	4,250	540,600
Specialty Retail - 1.7%
Bed Bath & Beyond, Inc. (a)	10,350	353,142
PetSmart, Inc.	3,775	120,423
Ross Stores, Inc.	3,880	99,483
Staples, Inc.	13,600	292,264
		865,312
TOTAL CONSUMER DISCRETIONARY		7,576,230

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	6,535	401,053
Whole Foods Market, Inc.	3,875	189,720
TOTAL CONSUMER STAPLES		590,773

ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Patterson-UTI Energy, Inc.	4,500	101,565
TOTAL ENERGY		101,565

HEALTH CARE - 12.1%
Biotechnology - 8.5%
Amgen, Inc. (a)	14,372	813,024
Amylin Pharmaceuticals, Inc. (a)	3,625	181,250
Biogen Idec, Inc. (a)	8,875	588,679
Celgene Corp. (a)	10,775	768,365
Cephalon, Inc. (a)	1,850	135,161
Genzyme Corp. (a)	9,350	579,326
Gilead Sciences, Inc. (a)	25,875	1,057,511
Vertex Pharmaceuticals, Inc. (a)	3,900	149,799
		4,273,115
Health Care Equipment & Supplies - 0.9%
DENTSPLY International, Inc.	4,150	172,806
Intuitive Surgical, Inc. (a)	1,075	247,250
		420,056
Health Care Providers & Services - 1.0%
Express Scripts, Inc. (a)	6,525	364,226
Patterson Cos., Inc. (a)	3,805	146,911
		511,137
Pharmaceuticals - 1.7%
Sepracor, Inc. (a)	2,950	81,125
Teva Pharmaceutical Industries, Ltd. - ADR	17,335	770,887
		852,012
TOTAL HEALTH CARE		6,056,320

INDUSTRIALS - 4.9%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	4,850	263,306
Expeditors International of Washington, Inc.	5,925	280,253
		543,559
Airlines - 0.6%
Ryanair Holdings plc - ADR (a)	3,300	136,983
UAL Corp. (a)	3,075	143,080
		280,063
Commercial Services & Supplies - 0.7%
Cintas Corp.	5,400	200,340
Monster Worldwide, Inc. (a)	3,800	129,428
		329,768
Construction & Engineering - 0.5%
Foster Wheeler Ltd. (a)	2,125	278,970
Machinery - 1.6%
Joy Global, Inc.	3,000	152,580
PACCAR, Inc.	7,893	672,878
		825,458
Trading Companies & Distributors - 0.4%
Fastenal Co.	4,075	185,046
TOTAL INDUSTRIALS		2,442,864

INFORMATION TECHNOLOGY - 63.8%
Communications Equipment - 13.1%
Cisco Systems, Inc. (a)	61,525	2,037,093
Juniper Networks, Inc. (a)	9,575	350,541
LM Ericsson Telephone Co. - ADR	4,025	160,195
QUALCOMM, Inc.	57,270	2,420,230
Research In Motion Ltd. (a)	15,900	1,566,945
Tellabs, Inc. (a)	7,100	67,592
		6,602,596
Computers & Peripherals - 13.8%
Apple Inc. (a)	34,420	5,284,847
Dell, Inc. (a)	23,700	654,120
Logitech International SA (a)	5,025	148,489
Network Appliance, Inc. (a)	10,560	284,170
SanDisk Corp. (a)	5,925	326,467
Sun Microsystems, Inc. (a)	43,645	244,848
		6,942,941
Electronic Equipment & Instruments - 0.8%
CDW Corp. (a)	2,355	205,356
Flextronics International Ltd. (a)	18,750	209,625
		414,981
Internet Software & Services - 8.5%
Akamai Technologies, Inc. (a)	4,500	129,285
eBay, Inc. (a)	28,735	1,121,239
Google, Inc. Class A (a)	4,025	2,283,262
VeriSign, Inc. (a)	6,655	224,540
Yahoo!, Inc. (a)	18,260	490,098
		4,248,424
IT Services - 2.6%
CheckFree Corp. (a)	2,375	110,533
Cognizant Technology Solutions Corp. Class A (a)	4,000	319,080
Fiserv, Inc. (a)	5,862	298,141
Infosys Technologies Ltd. - ADR	3,175	153,638
Paychex, Inc.	10,295	422,095
		1,303,487
Semiconductor & Semiconductor Equipment - 10.4%
Altera Corp.	13,750	331,100
Applied Materials, Inc.	20,225	418,658
Broadcom Corp. Class A (a)	12,125	441,835
Intel Corp.	58,020	1,500,397
KLA-Tencor Corp.	6,650	370,937
Lam Research Corp. (a)	3,625	193,067
Linear Technology Corp.	8,405	294,091
Marvell Technology Group Ltd. (a)	15,975	261,511
Maxim Integrated Products, Inc.	12,740	373,919
Microchip Technology, Inc.	5,150	187,048
NVIDIA Corp. (a)	15,287	554,001
Xilinx, Inc.	11,230	293,552
		5,220,116
Software - 14.6%
Activision, Inc. (a)	7,225	155,988
Adobe Systems, Inc. (a)	16,355	714,059
Autodesk, Inc. (a)	6,800	339,796
BEA Systems, Inc. (a)	10,300	142,861
Cadence Design Systems, Inc. (a)	8,250	183,068
Check Point Software Technologies Ltd. (a)	6,245	157,249
Citrix Systems, Inc. (a)	6,050	243,936
Electronic Arts, Inc. (a)	8,930	499,991
Intuit, Inc. (a)	12,030	364,509
Microsoft Corp.	91,525	2,696,326
Oracle Corp. (a)	60,485	1,309,500
Symantec Corp. (a)	26,173	507,233
		7,314,516
TOTAL INFORMATION TECHNOLOGY		32,047,061

MATERIALS - 0.3%
Chemicals - 0.3%
Sigma-Aldrich Corp.	3,550	173,027
TOTAL MATERIALS		173,027

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	42,425	197,276
Wireless Telecommunication Services - 1.2%
Millicom International Cellular S.A. (a)	2,775	232,823
NII Holdings, Inc. (a)	4,775	392,266
		625,089
TOTAL TELECOMMUNICATION SERVICES		822,365
TOTAL COMMON STOCKS (Cost $37,149,697)		$49,810,205

		Fair
EXCHANGE TRADED FUNDS - 0.5%	Shares	Value
PowerShares QQQ	4,665	$239,828
TOTAL EXCHANGE TRADED FUNDS (Cost $232,014)		$239,828

	Face	Fair
SHORT-TERM NOTES - 0.4%	Amount	Value
AIG Funding Inc.
0.000% Coupon, 4.988% Effective Yield, 10/01/2007	$214,000	$214,000
TOTAL SHORT-TERM NOTES (Cost $214,000)		$214,000

Total Investments - 100.1% (Cost $37,595,711) (b)		$50,264,033
Liabilities in Excess of Other Assets - (0.1)%		(67,783)
Net Assets - 100.0%		$50,196,250

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Bristol Portfolio

		Fair
COMMON STOCKS - 97.5%	Shares	Value
CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	15,100	$650,810
Media - 1.8%
The Walt Disney Co.	48,100	1,654,159
Multiline Retail - 1.6%
J.C. Penney Co. Inc.	22,900	1,451,173
Specialty Retail - 0.1%
The Talbots, Inc.	7,600	136,800
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	19,500	1,143,870
TOTAL CONSUMER DISCRETIONARY		5,036,812

CONSUMER STAPLES - 14.0%
Beverages - 3.1%
Fomento Economico Mexicano SA de CV - ADR	17,200	643,280
PepsiCo, Inc.	13,900	1,018,314
The Coca-Cola Co.	21,800	1,252,846
		2,914,440
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	47,600	1,886,388
Food Products - 4.5%
General Mills, Inc.	21,600	1,253,016
Kraft Foods, Inc. Class A	46,900	1,618,519
Unilever NV - ADR	41,400	1,277,190
		4,148,725
Household Products - 4.4%
Colgate-Palmolive Co.	25,700	1,832,924
The Procter & Gamble Co.	31,600	2,222,744
		4,055,668
TOTAL CONSUMER STAPLES		13,005,221

ENERGY - 8.1%
Energy Equipment & Services - 2.2%
FMC Technologies, Inc. (a)	13,000	749,580
Grant Prideco, Inc. (a)	23,400	1,275,768
		2,025,348
Oil, Gas & Consumable Fuels - 5.9%
Chevron Corp. (a)	5,300	495,974
Exxon Mobil Corp.	36,300	3,359,928
Hess Corp.	2,800	186,284
Occidental Petroleum Corp.	22,100	1,416,168
		5,458,354
TOTAL ENERGY		7,483,702

FINANCIALS - 18.4%
Capital Markets - 5.6%
Merrill Lynch & Co., Inc.	23,700	1,689,336
Morgan Stanley	29,800	1,877,400
The Goldman Sachs Group, Inc.	7,500	1,625,550
		5,192,286
Commercial Banks - 1.9%
Wachovia Corp.	34,500	1,730,175
Consumer Finance - 1.5%
Capital One Financial Corp.	20,400	1,355,172
Diversified Financial Services - 5.3%
Bank of America Corp.	29,300	1,472,911
Citigroup, Inc.	36,500	1,703,455
JPMorgan Chase & Co.	38,200	1,750,324
		4,926,690
Insurance - 3.2%
American International Group, Inc.	26,700	1,806,255
The Hartford Financial Services Group, Inc.	12,600	1,166,130
		2,972,385
Thrifts & Mortgage Finance - 0.9%
Freddie Mac	15,000	885,150
TOTAL FINANCIALS		17,061,858

HEALTH CARE - 14.9%
Biotechnology - 4.1%
BioMarin Pharmaceutical, Inc. (a)	38,500	958,650
Human Genome Sciences, Inc. (a)	92,800	954,912
Vertex Pharmaceuticals, Inc. (a)	49,900	1,916,659
		3,830,221
Health Care Equipment & Supplies - 1.6%
Cooper Cos. Inc.	28,900	1,514,938
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	24,600	1,191,378
Life Sciences Tools & Services - 2.9%
Applera Corp. - Applied Biosystems Group	33,100	1,146,584
Thermo Fisher Scientific, Inc. (a)	27,700	1,598,844
		2,745,428
Pharmaceuticals - 5.0%
Johnson & Johnson	28,900	1,898,730
Merck & Co., Inc.	33,200	1,716,108
Wyeth	22,300	993,465
		4,608,303
TOTAL HEALTH CARE		13,890,268

INDUSTRIALS - 2.0%
Aerospace & Defense - 2.0%
The Boeing Co.	18,200	1,910,818
TOTAL INDUSTRIALS		1,910,818

INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	70,600	2,337,566
Corning, Inc.	51,000	1,257,150
QUALCOMM, Inc.	24,200	1,022,692
		4,617,408
Computers & Peripherals - 6.9%
Apple Inc. (a)	11,600	1,781,064
EMC Corp. (a)	45,900	954,720
Hewlett-Packard Co.	36,300	1,807,377
International Business Machines Corp.	15,700	1,849,460
		6,392,621
Electronic Equipment & Instruments - 1.0%
AU Optronics Corp. - ADR	56,502	956,014
Internet Software & Services - 4.3%
eBay, Inc. (a)	26,800	1,045,736
Google, Inc. Class A (a)	3,150	1,786,900
Yahoo!, Inc. (a)	41,100	1,103,124
		3,935,760
Semiconductor & Semiconductor Equipment - 7.1%
Applied Materials, Inc.	87,700	1,815,390
Intel Corp.	69,000	1,784,340
Maxim Integrated Products, Inc.	56,600	1,661,210
Texas Instruments, Inc.	36,900	1,350,171
		6,611,111
Software - 1.9%
Microsoft Corp.	60,500	1,782,330
TOTAL INFORMATION TECHNOLOGY		24,295,244

MATERIALS - 4.5%
Chemicals - 4.5%
Agrium, Inc.	27,900	1,517,202
Cytec Industries, Inc.	12,000	820,680
Monsanto Co.	2,500	214,350
Rohm & Haas Co.	29,200	1,625,564
TOTAL MATERIALS		4,177,796

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T Inc.	44,200	1,870,102
Verizon Communications, Inc.	41,200	1,824,336
TOTAL TELECOMMUNICATION SERVICES		3,694,438
TOTAL COMMON STOCKS (Cost $84,282,483)		$90,556,157

	Face	Fair
REPURCHASE AGREEMENTS - 3.1%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$2,823,000	$2,823,000
Repurchase price $2,823,847
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $2,864,973
TOTAL REPURCHASE AGREEMENTS (Cost $2,823,000)		$2,823,000

Total Investments - 100.6% (Cost $87,105,483) (b)		$93,379,157
Liabilities in Excess of Other Assets - (0.6)%		(511,911)
Net Assets - 100.0%		$92,867,246

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Bryton Growth Portfolio

		Fair
COMMON STOCKS - 94.5%	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Distributors - 2.8%
Keystone Automotive Industries, Inc. (a)	10,000	$477,600
LKQ Corp. (a)	33,000	1,148,730
		1,626,330
Internet & Catalog Retail - 1.7%
Gmarket, Inc. - ADR (a)	40,000	938,000
Multiline Retail - 1.0%
The Bon-Ton Stores Inc.	25,000	568,000
Specialty Retail - 2.6%
HOT Topic, Inc. (a)	60,000	447,600
New York & Co, Inc. (a)	70,000	427,000
The Childrens Place Retail Stores, Inc. (a)	22,000	534,160
The Talbots, Inc.	3,500	63,000
		1,471,760
Textiles, Apparel & Luxury Goods - 1.2%
The Warnaco Group, Inc. (a)	18,000	703,260
TOTAL CONSUMER DISCRETIONARY		5,307,350

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	22,000	729,520
Food Products - 3.1%
Flowers Foods, Inc.	40,000	872,000
Hain Celestial Group, Inc. (a)	28,000	899,640
		1,771,640
Household Products - 0.9%
Central Garden and Pet Co. (a)	62,000	551,800
TOTAL CONSUMER STAPLES		3,052,960

ENERGY - 5.3%
Energy Equipment & Services - 2.2%
CARBO Ceramics, Inc.	15,000	760,950
Superior Energy Services, Inc. (a)	14,000	496,160
		1,257,110
Oil, Gas & Consumable Fuels - 3.1%
Arena Resources, Inc. (a)	13,100	858,050
Berry Petroleum Co. Class A	24,000	950,160
		1,808,210
TOTAL ENERGY		3,065,320

FINANCIALS - 8.3%
Capital Markets - 4.3%
Affiliated Managers Group, Inc. (a)	5,500	701,305
KBW, Inc. (a)	30,000	863,400
Waddell & Reed Financial, Inc. Class A	33,000	891,990
		2,456,695
Commercial Banks - 4.0%
Cathay General Bancorp	16,000	515,360
Prosperity Bancshares, Inc.	21,000	696,360
Texas Capital Bancshares, Inc. (a)	25,000	543,500
UCBH Holdings, Inc.	33,000	576,840
		2,332,060
TOTAL FINANCIALS		4,788,755

HEALTH CARE - 20.0%
Biotechnology - 3.9%
BioMarin Pharmaceutical, Inc. (a)	19,300	480,570
Cubist Pharmaceuticals, Inc. (a)	10,000	211,300
Human Genome Sciences, Inc. (a)	25,300	260,337
Isis Pharmaceuticals, Inc. (a)	52,000	778,440
Vertex Pharmaceuticals, Inc. (a)	13,700	526,217
		2,256,864
Health Care Equipment & Supplies - 10.9%
American Medical Systems Holdings, Inc. (a)	50,000	847,500
ArthroCare Corp. (a)	5,000	279,450
Conceptus, Inc. (a)	23,000	436,540
DJO Inc. (a)	7,000	343,700
ev3, Inc. (a)	35,000	574,700
Hologic, Inc. (a)	14,000	854,000
Integra LifeSciences Holdings Corp. (a)	18,000	874,440
NuVasive, Inc. (a)	30,000	1,077,900
Wright Medical Group, Inc. (a)	36,000	965,520
		6,253,750
Health Care Providers & Services - 0.8%
Sunrise Senior Living, Inc. (a)	12,000	424,440
Health Care Technology - 1.6%
Trizetto Group (a)	51,000	893,010
Life Sciences Tools & Services - 2.8%
Exelixis, Inc. (a)	45,000	476,550
Luminex Corp. (a)	55,000	829,400
Nektar Therapeutics (a)	35,000	309,050
		1,615,000
TOTAL HEALTH CARE		11,443,064

INDUSTRIALS - 18.8%
Aerospace & Defense - 4.0%
BE Aerospace, Inc. (a)	21,000	872,130
DRS Technologies, Inc.	15,000	826,800
Triumph Group, Inc.	7,000	571,970
		2,270,900
Commercial Services & Supplies - 5.4%
Corrections Corp. of America (a)	30,000	785,100
Herman Miller, Inc.	22,000	597,080
Pike Electric Corp. (a)	40,000	750,400
The GEO Group Inc. (a)	32,000	947,520
		3,080,100
Construction & Engineering - 2.0%
Insituform Technologies, Inc. Class A (a)	22,000	335,060
Quanta Services, Inc. (a)	31,000	819,950
		1,155,010
Electrical Equipment - 1.2%
Baldor Electric Co.	18,000	719,100
Machinery - 6.2%
Columbus McKinnon Corp. (a)	34,000	846,260
Dynamic Materials Corp.	20,000	957,800
Kaydon Corp.	17,000	883,830
The Middleby Corp. (a)	13,500	871,290
		3,559,180
TOTAL INDUSTRIALS		10,784,290

INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.2%
C-COR, Inc. (a)	55,000	631,950
Finisar Corp. (a)	190,000	532,000
Foundry Networks, Inc. (a)	48,000	852,960
Sirenza Microdevices, Inc. (a)	55,000	950,950
		2,967,860
Computers & Peripherals - 1.4%
Emulex Corp. (a)	43,000	824,310
Internet Software & Services - 1.8%
Sohu.com, Inc. (a)	27,000	1,018,170
IT Services - 1.5%
Wright Express Corp. (a)	24,000	875,760
Semiconductor & Semiconductor Equipment - 14.9%
Anadigics, Inc. (a)	50,000	904,000
Applied Micro Circuits Corp. (a)	290,000	916,400
Atheros Communications, Inc. (a)	29,000	869,130
Micrel, Inc.	72,000	777,600
Microsemi Corp. (a)	10,000	278,800
ON Semiconductor Corp. (a)	74,000	929,440
PMC - Sierra, Inc. (a)	115,000	964,850
Semtech Corp. (a)	40,000	819,200
Silicon Laboratories, Inc. (a)	20,000	835,200
Silicon Motion Technology Corp. - ADR (a)	15,000	337,650
Skyworks Solutions, Inc. (a)	100,000	904,000
		8,536,270
Software - 1.4%
Informatica Corp. (a)	50,000	785,000
TOTAL INFORMATION TECHNOLOGY		15,007,370

MATERIALS - 1.3%
Metals & Mining - 1.3%
FNX Mining Co, Inc. (FNXMF) (a)	22,000	728,860
TOTAL MATERIALS		728,860
TOTAL COMMON STOCKS (Cost $49,025,918)		$54,177,969

	Face	Fair
REPURCHASE AGREEMENTS - 6.7%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$3,819,000	$3,819,000
Repurchase price $3,820,146
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $3,875,781
TOTAL REPURCHASE AGREEMENTS (Cost $3,819,000)		$3,819,000

Total Investments - 101.2% (Cost $52,844,918) (b)		$57,996,969
Liabilities in Excess of Other Assets - (1.2)%		(686,376)
Net Assets - 100.0%		$57,310,593

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - U.S. Equity Portfolio

		Fair
COMMON STOCKS - 99.1%	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 3.3%
BorgWarner, Inc.	2,360	$216,011
Johnson Controls, Inc.	5,100	602,361
		818,372
Household Durables - 1.4%
Lifetime Brands, Inc.	5,340	108,348
Whirlpool Corp.	2,750	245,025
		353,373
Media - 0.6%
The Walt Disney Co.	4,690	161,289
Specialty Retail - 2.1%
AutoZone, Inc. (a)	2,660	308,933
Lowe's Companies, Inc.	7,870	220,517
		529,450
TOTAL CONSUMER DISCRETIONARY		1,862,484

CONSUMER STAPLES - 1.4%
Food Products - 1.4%
Corn Products International, Inc.	7,730	354,575
TOTAL CONSUMER STAPLES		354,575

ENERGY - 7.3%
Energy Equipment & Services - 6.3%
Atwood Oceanics, Inc. (a)	3,210	245,758
Cameron International Corp. (a)	5,190	478,985
Diamond Offshore Drilling, Inc.	2,180	246,972
Grant Prideco, Inc. (a)	6,270	341,840
Rowan Cos., Inc.	2,920	106,814
Schlumberger Ltd.	1,580	165,900
		1,586,269
Oil, Gas & Consumable Fuels - 1.0%
Murphy Oil Corp.	3,590	250,905
TOTAL ENERGY		1,837,174

FINANCIALS - 17.3%
Capital Markets - 3.2%
Credit Suisse Group - ADR	2,790	185,061
Morgan Stanley	3,570	224,910
The Goldman Sachs Group, Inc.	1,770	383,630
		793,601
Commercial Banks - 2.6%
Banco Santander S.A. - ADR	12,490	241,182
Wells Fargo & Co.	11,830	421,385
		662,567
Diversified Financial Services - 3.9%
Bank of America Corp.	12,280	617,315
JPMorgan Chase & Co.	7,680	351,898
		969,213
Insurance - 7.6%
AFLAC, Inc.	9,100	519,064
American International Group, Inc.	7,320	495,198
Everest Re Group Ltd.	3,400	374,816
MetLife, Inc.	3,320	231,503
RenaissanceRe Holdings Ltd.	4,290	280,609
		1,901,190
TOTAL FINANCIALS		4,326,571

HEALTH CARE - 13.3%
Biotechnology - 0.7%
Celgene Corp. (a)	2,580	183,980
Health Care Equipment & Supplies - 1.9%
Stryker Corp.	3,810	261,976
Zimmer Holdings, Inc. (a)	2,600	210,574
		472,550
Health Care Providers & Services - 7.2%
Amedisys, Inc. (a)	9,920	381,126
CIGNA Corp.	3,690	196,640
Express Scripts, Inc. (a)	8,130	453,817
Humana, Inc. (a)	3,610	252,267
UnitedHealth Group, Inc.	5,570	269,755
WellPoint, Inc. (a)	3,120	246,230
		1,799,835
Pharmaceuticals - 3.5%
Johnson & Johnson	4,020	264,114
KV Pharmaceutical Co. (a)	6,210	177,606
Merck & Co., Inc.	4,640	239,842
Schering-Plough Corp.	5,940	187,882
		869,444
TOTAL HEALTH CARE		3,325,809

INDUSTRIALS - 19.1%
Aerospace & Defense - 4.7%
AAR Corp. (a)	3,930	119,236
BE Aerospace, Inc. (a)	8,710	361,726
Curtiss-Wright Corp.	4,170	198,075
The Boeing Co.	4,650	488,204
		1,167,241
Industrial Conglomerates - 2.3%
General Electric Co.	8,780	363,492
Siemens AG - ADR	1,600	219,600
		583,092
Machinery - 4.6%
Astec Industries, Inc. (a)	4,970	285,526
Cummins, Inc.	2,150	274,963
Oshkosh Truck Corp.	5,650	350,131
Westinghouse Air Brake Technologies Corp.	6,330	237,122
		1,147,742
Marine - 3.9%
Kirby Corp. (a)	9,400	414,916
Navios Maritime Holdings Inc.	29,170	383,294
Quintana Maritime Ltd.	8,920	170,104
		968,314
Road & Rail - 3.1%
Burlington Northern Santa Fe Corp.	2,840	230,523
Norfolk Southern Corp.	5,300	275,123
Union Pacific Corp.	2,470	279,258
		784,904
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	2,560	129,511
TOTAL INDUSTRIALS		4,780,804

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 3.2%
Harris Corp.	6,550	378,524
QUALCOMM, Inc.	4,120	174,111
Research In Motion Ltd. (a)	2,630	259,187
		811,822
Computers & Peripherals - 4.6%
Apple Inc. (a)	1,240	190,390
Dell, Inc. (a)	12,890	355,764
International Business Machines Corp.	5,030	592,534
		1,138,688
Electronic Equipment & Instruments - 4.7%
Amphenol Corp.	5,090	202,378
Anixter International, Inc. (a)	3,920	323,204
Arrow Electronics, Inc. (a)	5,360	227,907
Avnet, Inc. (a)	10,310	410,957
		1,164,446
Internet Software & Services - 3.7%
eBay, Inc. (a)	10,440	407,369
Google, Inc. Class A (a)	920	521,888
		929,257
Semiconductor & Semiconductor Equipment - 2.6%
Intel Corp.	12,030	311,096
KLA-Tencor Corp.	2,130	118,811
MEMC Electronic Materials, Inc. (a)	3,860	227,200
		657,107
Software - 1.5%
MICROS Systems, Inc. (a)	2,950	191,956
Oracle Corp. (a)	8,950	193,768
		385,724
TOTAL INFORMATION TECHNOLOGY		5,087,044

MATERIALS - 4.6%
Chemicals - 2.4%
Monsanto Co.	6,860	588,176
Containers & Packaging - 0.8%
Ball Corp.	3,730	200,487
Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,440	360,822
TOTAL MATERIALS		1,149,485

TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 3.5%
AT&T Inc.	15,580	659,190
Telefonica SA - ADR	2,610	218,666
		877,856
Wireless Telecommunication Services - 4.9%
America Movil S.A.B. de C.V. - ADR	7,810	499,840
NII Holdings, Inc. (a)	4,490	368,853
Rogers Communications, Inc.	7,930	361,053
		1,229,746
TOTAL TELECOMMUNICATION SERVICES		2,107,602
TOTAL COMMON STOCKS (Cost $21,756,378)		$24,831,548

	Face	Fair
SHORT-TERM NOTES - 0.9%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 3.929% Effective Yield, 10/01/2007	$241,000	$241,000
TOTAL SHORT-TERM NOTES (Cost $241,000)		$241,000

Total Investments - 100.0% (Cost $21,997,378) (b)		$25,072,548
Liabilities in Excess of Other Assets - 0.0%		(10,286)
Net Assets - 100.0%		$25,062,262

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Balanced Portfolio

		Fair
COMMON STOCKS - 65.0%	Shares	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 2.0%
Johnson Controls, Inc.	1,000	$118,110
Superior Industries International Inc.	3,500	75,915
		194,025
Automobiles - 1.3%
General Motors Corp.	1,690	62,023
Honda Motor Co., Ltd. - ADR	2,000	66,720
		128,743
Media - 1.1%
Comcast Corp. Class A (a)	2,325	56,218
The DIRECTV Group Inc. (a)	2,320	56,330
		112,548
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	1,000	58,660
TOTAL CONSUMER DISCRETIONARY		493,976

CONSUMER STAPLES - 3.0%
Beverages - 1.0%
The Pepsi Bottling Group, Inc.	2,710	100,731
Food Products - 0.9%
Corn Products International, Inc. (a)	2,000	91,740
Household Products - 1.1%
The Procter & Gamble Co.	1,460	102,696
TOTAL CONSUMER STAPLES		295,167

ENERGY - 9.1%
Energy Equipment & Services - 8.1%
Atwood Oceanics, Inc. (a)	1,540	117,902
Cameron International Corp. (a)	1,450	133,821
Diamond Offshore Drilling, Inc.	1,230	139,347
Grant Prideco, Inc. (a)	1,990	108,495
National Oilwell Varco, Inc. (a)	1,160	167,620
Transocean, Inc. (a)	1,230	139,051
		806,236
Oil, Gas & Consumable Fuels - 1.0%
BP PLC - ADR	1,500	104,025
TOTAL ENERGY		910,261

FINANCIALS - 13.1%
Capital Markets - 2.1%
MCG Capital Corp.	2,910	41,875
The Bank Of New York Mellon Corp.	1,377	60,781
The Goldman Sachs Group, Inc.	490	106,202
		208,858
Commercial Banks - 2.2%
Wachovia Corp.	660	33,099
Wells Fargo & Co.	5,320	189,499
		222,598
Diversified Financial Services - 2.4%
Bank of America Corp.	4,800	241,296
Insurance - 6.4%
AFLAC, Inc.	3,400	193,936
American International Group, Inc.	770	52,090
HCC Insurance Holdings, Inc.	1,140	32,650
Lincoln National Corp.	1,120	73,886
Manulife Financial Corp.	2,250	92,835
MetLife, Inc.	1,220	85,071
Prudential Financial, Inc.	840	81,967
The Hartford Financial Services Group, Inc.	240	22,212
		634,647
TOTAL FINANCIALS		1,307,399

HEALTH CARE - 8.1%
Biotechnology - 0.8%
Celgene Corp. (a)	1,040	74,162
Health Care Equipment & Supplies - 1.0%
Stryker Corp.	1,500	103,140
Health Care Providers & Services - 3.6%
Aetna, Inc.	2,700	146,529
Medco Health Solutions, Inc. (a)	1,500	135,585
WellPoint, Inc. (a)	1,000	78,920
		361,034
Pharmaceuticals - 2.7%
Johnson & Johnson	2,150	141,255
Merck & Co., Inc.	2,450	126,641
		267,896
TOTAL HEALTH CARE		806,232

INDUSTRIALS - 10.0%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	750	81,367
Building Products - 0.4%
Simpson Manufacturing Co., Inc.	1,200	38,220
Industrial Conglomerates - 0.9%
General Electric Co.	2,280	94,392
Machinery - 3.4%
Cummins, Inc.	1,000	127,890
The Toro Co.	2,000	117,660
Westinghouse Air Brake Technologies Corp.	2,500	93,650
		339,200
Marine - 1.3%
DryShips, Inc.	750	68,138
Quintana Maritime Ltd.	3,100	59,117
		127,255
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	1,000	81,170
Trading Companies & Distributors - 0.9%
Aircastle Ltd.	1,500	50,130
Watsco, Inc.	800	37,144
		87,274
Transportation Infrastructure - 1.5%
Aegean Marine Petroleum Network Inc.	4,140	150,116
TOTAL INDUSTRIALS		998,994

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	2,800	92,708
Computers & Peripherals - 3.9%
Dell, Inc. (a)	3,290	90,804
Hewlett-Packard Co.	2,790	138,914
International Business Machines Corp.	1,370	161,386
		391,104
Electronic Equipment & Instruments - 0.9%
Anixter International, Inc. (a)	1,050	86,573
Internet Software & Services - 2.1%
eBay, Inc. (a)	2,760	107,695
Google, Inc. Class A (a)	180	102,109
		209,804
IT Services - 1.1%
Mastercard, Inc. Class A	750	110,977
Office Electronics - 0.8%
Xerox Corp. (a)	4,300	74,562
Software - 1.5%
Microsoft Corp.	5,020	147,889
TOTAL INFORMATION TECHNOLOGY		1,113,617

MATERIALS - 1.8%
Containers & Packaging - 0.9%
Ball Corp.	1,670	89,763
Metals & Mining - 0.9%
Quanex Corp.	2,000	93,960
TOTAL MATERIALS		183,723

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	2,200	93,082
Telefonica SA - ADR	1,250	104,725
		197,807
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de C.V. - ADR	1,470	94,080
TOTAL TELECOMMUNICATION SERVICES		291,887

UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. (a)	2,000	84,580
TOTAL UTILITIES		84,580
TOTAL COMMON STOCKS (Cost $5,398,266)		$6,485,836

	Face	Fair
CORPORATE BONDS - 13.0%	Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.3%
DaimlerChrysler N.A. Holding Corp.
6.500%, 11/15/2013	$30,000	$31,147
Leisure Equipment & Products - 0.5%
Eastman Kodak Co.
7.250%, 11/15/2013	50,000	49,875
Media - 0.5%
Time Warner Entertainment Co. LP
7.250%, 09/01/2008	50,000	50,570
Multiline Retail - 0.6%
Dillard's Inc.
9.500%, 09/01/2009	15,000	15,356
9.125%, 08/01/2011	46,000	47,337
		62,693
TOTAL CONSUMER DISCRETIONARY		194,285

CONSUMER STAPLES - 1.0%
Food Products - 1.0%
General Mills, Inc.
3.875%, 11/30/2007	100,000	99,742
TOTAL CONSUMER STAPLES		99,742

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petrobras International Finance Co.
7.750%, 09/15/2014	50,000	55,375
TOTAL ENERGY		55,375

FINANCIALS - 7.1%
Capital Markets - 2.5%
Merrill Lynch & Co., Inc.
5.000%, 02/03/2014	10,000	9,595
Morgan Stanley
5.375%, 10/15/2015	100,000	96,129
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	100,000	96,160
6.125%, 02/15/2033	50,000	49,150
		251,034
Consumer Finance - 1.8%
Ford Motor Credit Co.
5.625%, 10/01/2008	30,000	29,319
GMAC LLC
5.125%, 05/09/2008	25,000	24,806
7.750%, 01/19/2010	20,000	19,847
HSBC Finance Corp.
7.000%, 05/15/2012	50,000	52,620
6.375%, 11/27/2012	50,000	51,788
		178,380
Diversified Financial Services - 1.9%
Caterpillar Financial Services Corp.
4.000%, 07/15/2009	10,000	9,810
CIT Group, Inc.
5.850%, 09/15/2016	100,000	94,354
Citigroup, Inc.
5.125%, 05/05/2014	40,000	39,012
JPMorgan Chase & Co.
4.000%, 02/01/2008	50,000	49,822
		192,998
Insurance - 0.7%
GE Insurance Solutions Corp.
7.000%, 02/15/2026	40,000	42,582
Unum Group
7.190%, 02/01/2028	30,000	29,146
		71,728
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc.
4.000%, 03/22/2011	15,000	13,441
TOTAL FINANCIALS		707,581

INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
General Electric Co.
5.000%, 02/01/2013	15,000	14,886
TOTAL INDUSTRIALS		14,886

INFORMATION TECHNOLOGY - 0.6%
Computers & Peripherals - 0.6%
International Business Machines Corp.
8.375%, 11/01/2019	50,000	61,189
TOTAL INFORMATION TECHNOLOGY		61,189

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
GTE Corp.
6.940%, 04/15/2028	35,000	36,475
New York Telephone Co.
6.000%, 04/15/2008	40,000	40,127
Telefonica De Argentina S.A.
11.875%, 11/01/2007	25,000	25,212
		101,814
Wireless Telecommunication Services - 0.6%
Deutsche Telekom International Finance B.V.
8.250%, 06/15/2030	50,000	61,382
TOTAL TELECOMMUNICATION SERVICES		163,196
TOTAL CORPORATE BONDS (Cost $1,321,039)		$1,296,254

	Face	Fair
U.S. GOVERNMENT AGENCY ISSUES - 13.3%	Amount	Value
Federal Home Loan Bank
4.500%, 09/16/2013	$20,000	$19,762
5.375%, 08/15/2018	20,000	20,558
Federal Home Loan Mortgage Corporation
5.125%, 10/15/2008	300,000	302,111
5.750%, 01/15/2012	100,000	104,546
5.000%, 09/09/2016	15,000	14,713
5.250%, 07/27/2017	25,000	24,727
Federal National Mortgage Association
6.000%, 05/15/2008	175,000	176,275
2.500%, 06/15/2008	250,000	246,156
4.875%, 04/15/2009	100,000	100,669
5.250%, 08/01/2012	100,000	102,149
3.375%, 12/15/2008	40,000	39,490
5.500%, 03/15/2011	100,000	103,315
5.000%, 07/26/2013	25,000	24,835
5.000%, 07/09/2018	25,000	24,226
5.250%, 04/15/2019	20,000	19,520
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,311,697)		$1,323,052

	Face	Fair
U.S. TREASURY OBLIGATIONS - 7.6%	Amount	Value
U.S. Treasury Note
4.375%, 01/31/2008	$165,000	$165,232
U.S. Treasury Strips
0.000% Coupon, 5.055% Effective Yield, 11/15/2007	350,000	348,366
0.000% Coupon, 5.014% Effective Yield, 02/15/2008	250,000	246,405
TOTAL U.S. TREASURY OBLIGATIONS (Cost $757,974)		$760,003

	Face	Fair
SHORT-TERM NOTES - 1.2%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 3.928% Effective Yield, 10/01/2007	$125,000	$125,000
TOTAL SHORT-TERM NOTES (Cost $125,000)		$125,000

Total Investments - 100.1% (Cost $8,913,976) (b)		$9,990,145
Liabilities in Excess of Other Assets - (0.1)%		(8,218)
Net Assets - 100.0%		$9,981,927

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Income Opportunity Portfolio

		Fair
COMMON STOCKS - 106.8%	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 2.2%
Johnson Controls, Inc. (b)	900	$106,299
Household Durables - 0.4%
Whirlpool Corp. (b)	200	17,820
Multiline Retail - 1.0%
Target Corp. (b)	800	50,856
Specialty Retail - 2.1%
AutoZone, Inc. (a) (b)	400	46,456
Lowe's Companies, Inc. (b)	1,200	33,624
The Home Depot, Inc. (b)	800	25,952
		106,032
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B (b)	1,200	70,392
TOTAL CONSUMER DISCRETIONARY		351,399

CONSUMER STAPLES - 6.4%
Beverages - 1.6%
Central European Distribution Corp. (a) (b)	800	38,328
The Pepsi Bottling Group, Inc. (b)	1,100	40,887
		79,215
Food & Staples Retailing - 0.8%
Sysco Corp. (b)	1,100	39,149
Food Products - 1.0%
Corn Products International, Inc. (b)	1,100	50,457
Household Products - 3.0%
Kimberly-Clark Corp. (b)	400	28,104
The Procter & Gamble Co. (b)	1,700	119,578
		147,682
TOTAL CONSUMER STAPLES		316,503

ENERGY - 9.1%
Energy Equipment & Services - 5.7%
Cameron International Corp. (a) (b)	700	64,603
Diamond Offshore Drilling, Inc. (b)	300	33,987
Halliburton Co. (b)	700	26,880
National Oilwell Varco, Inc. (a) (b)	300	43,350
Schlumberger Ltd. (b)	500	52,500
Weatherford International Ltd. (a) (b)	900	60,462
		281,782
Oil, Gas & Consumable Fuels - 3.4%
BP PLC - ADR (b)	600	41,610
ConocoPhillips (b)	800	70,216
Murphy Oil Corp. (b)	400	27,956
Occidental Petroleum Corp. (b)	500	32,040
		171,822
TOTAL ENERGY		453,604

FINANCIALS - 19.0%
Capital Markets - 1.2%
Morgan Stanley (b)	900	56,700
Commercial Banks - 5.5%
Banco Santander Central Hispano S.A. - ADR	2,900	55,999
BB&T Corp. (b)	600	24,234
HSBC Holdings plc - ADR (b)	300	27,780
National Bank of Greece SA - ADR	2,000	25,820
Wachovia Corp. (b)	500	25,075
Wells Fargo & Co. (b)	3,200	113,984
		272,892
Diversified Financial Services - 4.9%
Bank of America Corp. (b)	2,000	100,540
Citigroup, Inc. (b)	1,900	88,673
JPMorgan Chase & Co. (b)	1,200	54,984
		244,197
Insurance - 7.4%
American International Group, Inc. (b)	1,000	67,650
Everest Re Group Ltd. (b)	600	66,144
Loews Corp. (b)	600	29,010
Manulife Financial Corp. (b)	1,400	57,764
MetLife, Inc. (b)	500	34,865
RenaissanceRe Holdings Ltd. (b)	1,000	65,410
The Hartford Financial Services Group, Inc. (b)	500	46,275
		367,118
TOTAL FINANCIALS		940,907

HEALTH CARE - 12.9%
Biotechnology - 0.6%
Celgene Corp. (a) (b)	400	28,524
Health Care Equipment & Supplies - 2.9%
Medtronic, Inc. (b)	1,400	78,974
Stryker Corp. (b)	900	61,884
		140,858
Health Care Providers & Services - 5.0%
Aetna, Inc. (b)	1,400	75,978
CIGNA Corp. (b)	1,100	58,619
Express Scripts, Inc. (a) (b)	900	50,238
Humana, Inc. (a) (b)	900	62,892
		247,727
Pharmaceuticals - 4.4%
Forest Laboratories, Inc. (a) (b)	800	29,832
Johnson & Johnson (b)	1,200	78,840
Schering-Plough Corp. (b)	2,700	85,401
Sciele Pharma, Inc. (a) (b)	1,000	26,020
		220,093
TOTAL HEALTH CARE		637,202

INDUSTRIALS - 19.8%
Aerospace & Defense - 4.7%
BE Aerospace, Inc. (a) (b)	1,300	53,989
Northrop Grumman Corp. (b)	200	15,600
Raytheon Co. (b)	1,200	76,584
The Boeing Co. (b)	500	52,495
Triumph Group, Inc. (b)	400	32,684
		231,352
Industrial Conglomerates - 4.1%
General Electric Co. (b)	4,900	202,860
Machinery - 6.3%
American Railcar Industries, Inc. (b)	1,300	28,626
Astec Industries, Inc. (a) (b)	1,000	57,450
Barnes Group, Inc. (b)	2,200	70,224
Caterpillar, Inc. (b)	800	62,744
Oshkosh Truck Corp. (b)	800	49,576
Westinghouse Air Brake Technologies Corp. (b)	1,200	44,952
		313,572
Marine - 2.5%
Kirby Corp. (a) (b)	1,100	48,554
Navios Maritime Holdings Inc.	5,800	76,212
		124,766
Road & Rail - 2.2%
Norfolk Southern Corp. (b)	1,000	51,910
Union Pacific Corp. (b)	500	56,530
		108,440
TOTAL INDUSTRIALS		980,990

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a) (b)	2,400	79,464
Research In Motion Ltd. (a) (b)	600	59,130
		138,594
Computers & Peripherals - 5.3%
Dell, Inc. (a) (b)	4,400	121,440
Hewlett-Packard Co. (b)	700	34,853
International Business Machines Corp. (b)	900	106,020
		262,313
Electronic Equipment & Instruments - 3.1%
Anixter International, Inc. (a) (b)	700	57,715
Arrow Electronics, Inc. (a) (b)	1,200	51,024
Avnet, Inc. (a) (b)	1,100	43,846
		152,585
Internet Software & Services - 3.1%
eBay, Inc. (a) (b)	1,000	39,020
Google, Inc. Class A (a) (b)	200	113,454
		152,474
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	500	39,885
Semiconductor & Semiconductor Equipment - 2.5%
Intel Corp. (b)	3,400	87,924
Siliconware Precision Industries Co. - ADR (b)	3,000	36,300
		124,224
Software - 2.3%
Microsoft Corp. (b)	1,900	55,974
Oracle Corp. (a) (b)	2,800	60,620
		116,594
TOTAL INFORMATION TECHNOLOGY		986,669

MATERIALS - 3.5%
Chemicals - 1.5%
Monsanto Co. (b)	900	77,166
Containers & Packaging - 0.8%
Ball Corp. (b)	700	37,625
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. Class B (b)	200	20,978
Gold Fields Ltd. - ADR (b)	2,100	37,989
		58,967
TOTAL MATERIALS		173,758

TELECOMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 3.2%
AT&T Inc. (b)	2,700	114,237
PT Telekomunikasi Indonesia - ADR (b)	400	19,528
Telefonos de Mexico S.A.B. de C.V. - ADR (b)	800	26,296
		160,061
Wireless Telecommunication Services - 5.4%
America Movil S.A.B. de C.V. - ADR (b)	1,500	96,000
NII Holdings, Inc. (a) (b)	500	41,075
Rogers Communications, Inc. (b)	1,400	63,742
Vimpel-Communications - ADR (b)	2,500	67,600
		268,417
TOTAL TELECOMMUNICATION SERVICES		428,478

UTILITIES - 0.5%
Electric Utilities - 0.5%
Allegheny Energy, Inc. (a) (b)	500	26,130
TOTAL UTILITIES		26,130
TOTAL COMMON STOCKS (Cost $4,712,912)		$5,295,640

	Face	Fair
SHORT-TERM NOTES - 0.4%	Amount	Value
Federal Home Loan Bank Discount Note
0.000% Coupon, 3.926% Effective Yield, 10/01/2007	$17,000	$17,000
TOTAL SHORT-TERM NOTES (Cost $17,000)		$17,000

Total Investments - 107.2% (Cost $4,729,912) (c)		$5,312,640
Total Written Options Outstanding - (7.3)%
(see following schedule)		(362,496)
Other Assets in Excess of Liablities - 0.1%		6,658
Net Assets - 100.0%		$4,956,802

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is fully or partially pledged as collateral for written call options outstanding at September 30, 2007. Outstanding written call options are presented in the following schedule.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Written Options Outstanding - Call options
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Income Opportunity Portfolio

Underlying Security		Fair
Expiration Date/Exercise Price	Contracts*	Value
Aetna, Inc.
Expiration: January 2008, Exercise Price: $50.00	14	$9,282
Allegheny Energy, Inc.
Expiration: January 2008, Exercise Price: $60.00	5	312
America Movil S.A.B. de C.V. - ADR
Expiration: November 2007, Exercise Price: $55.00	7	6,790
Expiration: November 2007, Exercise Price: $60.00	8	4,720
American International Group, Inc.
Expiration: November 2007, Exercise Price: $70.00	10	1,300
American Railcar Industries, Inc.
Expiration: March 2008, Exercise Price: $40.00	13	358
Anixter International, Inc.
Expiration: November 2007, Exercise Price: $70.00	7	9,380
Arrow Electronics, Inc.
Expiration: March 2008, Exercise Price: $40.00	12	6,660
Astec Industries, Inc.
Expiration: March 2008, Exercise Price: $60.00	10	6,800
AT&T Inc.
Expiration: January 2008, Exercise Price: $40.00	8	2,920
Expiration: April 2008, Exercise Price: $45.00	19	3,648
AutoZone, Inc.
Expiration: January 2008, Exercise Price: $120.00	4	2,660
Avnet, Inc.
Expiration: November 2007, Exercise Price: $40.00	11	3,410
Ball Corp.
Expiration: February 2008, Exercise Price: $60.00	7	1,260
Bank of America Corp.
Expiration: February 2008, Exercise Price: $52.50	20	3,200
Barnes Group, Inc.
Expiration: December 2007, Exercise Price: $35.00	22	3,190
BB&T Corp.
Expiration: March 2008, Exercise Price: $42.50	6	1,020
BE Aerospace, Inc.
Expiration: January 2008, Exercise Price: $45.00	13	2,990
BP PLC - ADR
Expiration: April 2008, Exercise Price: $75.00	6	1,500
Cameron International Corp.
Expiration: November 2007, Exercise Price: $75.00	7	12,600
Caterpillar, Inc.
Expiration: October 2007, Exercise Price: $80.00	8	1,200
Celgene Corp.
Expiration: January 2008, Exercise Price: $65.00	4	3,920
Central European Distribution Corp.
Expiration: December 2007, Exercise Price: $35.00	8	11,000
CIGNA Corp.
Expiration: October 2007, Exercise Price: $50.00	9	3,330
Expiration: January 2008, Exercise Price: $55.00	2	560
Cisco Systems, Inc.
Expiration: October 2007, Exercise Price: $27.50	24	13,680
Citigroup, Inc.
Expiration: December 2007, Exercise Price: $47.50	19	3,249
ConocoPhillips
Expiration: November 2007, Exercise Price: $85.00	8	3,920
Corn Products International, Inc.
Expiration: January 2008, Exercise Price: $50.00	11	2,420
Dell, Inc.
Expiration: November 2007, Exercise Price: $30.00	37	1,480
Expiration: February 2008, Exercise Price: $30.00	7	840
Diamond Offshore Drilling, Inc.
Expiration: December 2007, Exercise Price: $115.00	2	1,360
Expiration: December 2007, Exercise Price: $115.00	1	680
eBay, Inc.
Expiration: January 2008, Exercise Price: $37.50	10	4,040
Everest Re Group Ltd.
Expiration: January 2008, Exercise Price: $100.00	6	8,160
Express Scripts, Inc.
Expiration: November 2007, Exercise Price: $55.00	9	2,880
Forest Laboratories, Inc.
Expiration: January 2008, Exercise Price: $45.00	8	640
Freeport-McMoRan Copper & Gold, Inc. Class B
Expiration: January 2008, Exercise Price: $115.00	2	1,300
General Electric Co.
Expiration: December 2007, Exercise Price: $40.00	24	6,264
Expiration: January 2008, Exercise Price: $42.50	25	3,625
Gold Fields Ltd. ADR
Expiration: April 2008, Exercise Price: $20.00	21	3,150
Google, Inc. Class A
Expiration: December 2007, Exercise Price: $570.00	2	5,840
Halliburton Co.
Expiration: January 2008, Exercise Price: $40.00	7	1,281
Hewlett-Packard Co.
Expiration: November 2007, Exercise Price: $47.50	7	2,450
HSBC Holdings plc - ADR
Expiration: March 2008, Exercise Price: $100.00	3	735
Humana, Inc.
Expiration: November 2007, Exercise Price: $70.00	9	3,240
Intel Corp.
Expiration: October 2007, Exercise Price: $25.00	34	4,284
International Business Machines Corp.
Expiration: October 2007, Exercise Price: $110.00	7	5,950
Expiration: January 2008, Exercise Price: $125.00	2	600
Johnson & Johnson
Expiration: October 2007, Exercise Price: $65.00	5	675
Expiration: January 2008, Exercise Price: $65.00	7	1,925
Johnson Controls, Inc.
Expiration: October 2007, Exercise Price: $115.00	9	5,130
JPMorgan Chase & Co.
Expiration: December 2007, Exercise Price: $47.50	12	1,680
Kimberly-Clark Corp.
Expiration: October 2007, Exercise Price: $70.00	4	500
Kirby Corp.
Expiration: December 2007, Exercise Price: $40.00	11	5,830
Loews Corp.
Expiration: December 2007, Exercise Price: $50.00	6	942
Lowe's Companies, Inc.
Expiration: January 2008, Exercise Price: $32.50	12	540
Manulife Financial Corp.
Expiration: March 2008, Exercise Price: $40.00	14	4,410
Medtronic, Inc.
Expiration: February 2008, Exercise Price: $57.50	14	3,710
MetLife, Inc.
Expiration: December 2007, Exercise Price: $70.00	5	1,750
Microsoft Corp.
Expiration: October 2007, Exercise Price: $30.00	19	646
Monsanto Co.
Expiration: January 2008, Exercise Price: $70.00	7	12,390
Expiration: January 2008, Exercise Price: $75.00	2	2,720
Morgan Stanley
Expiration: October 2007, Exercise Price: $60.00	9	3,330
Murphy Oil Corp.
Expiration: April 2008, Exercise Price: $75.00	4	1,760
National Oilwell Varco, Inc.
Expiration: October 2007, Exercise Price: $140.00	3	2,520
NII Holdings, Inc.
Expiration: December 2007, Exercise Price: $90.00	5	1,400
NIKE, Inc. Class B
Expiration: January 2008, Exercise Price: $60.00	12	3,456
Norfolk Southern Corp.
Expiration: December 2007, Exercise Price: $60.00	10	700
Northrop Grumman Corp.
Expiration: November 2007, Exercise Price: $80.00	2	300
Occidental Petroleum Corp.
Expiration: January 2008, Exercise Price: $60.00	5	3,525
Oracle Corp.
Expiration: March 2008, Exercise Price: $22.50	28	4,200
Oshkosh Truck Corp.
Expiration: January 2008, Exercise Price: $60.00	8	4,880
PT Telekomunikasi Indonesia - ADR
Expiration: January 2008, Exercise Price: $45.00	4	2,680
Raytheon Co.
Expiration: February 2008, Exercise Price: $65.00	12	3,960
RenaissanceRe Holdings Ltd.
Expiration: January 2008, Exercise Price: $65.00	10	4,400
Research In Motion Ltd.
Expiration: December 2007, Exercise Price: $86.625	6	10,290
Rogers Communications, Inc.
Expiration: January 2008, Exercise Price: $50.00	14	2,065
Schering-Plough Corp.
Expiration: November 2007, Exercise Price: $30.00	27	6,480
Schlumberger Ltd.
Expiration: January 2008, Exercise Price: $95.00	5	7,400
Sciele Pharma, Inc.
Expiration: January 2008, Exercise Price: $30.00	10	1,100
Siliconware Precision Industries Co. - ADR
Expiration: March 2008, Exercise Price: $12.50	30	4,500
Stryker Corp.
Expiration: December 2007, Exercise Price: $70.00	9	2,565
Sysco Corp.
Expiration: November 2007, Exercise Price: $35.00	11	1,650
Target Corp.
Expiration: January 2008, Exercise Price: $70.00	8	1,840
Telefonos de Mexico S.A.B. de C.V. - ADR
Expiration: January 2008, Exercise Price: $35.00	8	1,136
The Boeing Co.
Expiration: February 2008, Exercise Price: $110.00	5	2,200
The Hartford Financial Services Group, Inc.
Expiration: January 2008, Exercise Price: $95.00	5	2,265
The Home Depot, Inc.
Expiration: January 2008, Exercise Price: $40.00	8	160
The Pepsi Bottling Group, Inc.
Expiration: December 2007, Exercise Price: $35.00	11	3,410
The Procter & Gamble Co.
Expiration: October 2007, Exercise Price: $65.00	17	9,180
Triumph Group, Inc.
Expiration: March 2008, Exercise Price: $90.00	4	2,340
Union Pacific Corp.
Expiration: January 2008, Exercise Price: $115.00	5	3,750
Vimpel-Communications - ADR
Expiration: October 2007, Exercise Price: $22.00	25	12,500
Wachovia Corp.
Expiration: January 2008, Exercise Price: $52.50	5	850
Weatherford International Ltd.
Expiration: November 2007, Exercise Price: $50.00	9	15,750
Wells Fargo & Co.
Expiration: January 2008, Exercise Price: $37.50	32	3,616
Westinghouse Air Brake Technologies Corp.
Expiration: October 2007, Exercise Price: $40.00	5	175
Expiration: January 2008, Exercise Price: $45.00	7	577
Whirlpool Corp.
Expiration: January 2008, Exercise Price: $100.00	2	660
Total Options Written (Premiums received $234,900)	1,032	$362,496
* 100 shares per contract unless otherwise noted.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Target VIP Portfolio

		Fair
COMMON STOCKS - 99.5%	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 1.1%
Harley-Davidson, Inc.	5,287	$244,312
Hotels, Restaurants & Leisure - 1.0%
Buffalo Wild Wings, Inc. (a)	1,808	68,198
Interstate Hotels & Resorts, Inc. (a)	3,346	15,224
Wynn Resorts Ltd.	809	127,466
		210,888
Household Durables - 0.3%
Kimball International, Inc.	1,244	14,157
Tempur-Pedic International, Inc.	1,480	52,910
		67,067
Internet & Catalog Retail - 0.3%
priceline.com, Inc. (a)	709	62,924
Leisure Equipment & Products - 1.2%
Hasbro, Inc.	2,202	61,392
Mattel, Inc.	7,908	185,522
		246,914
Media - 3.1%
Liberty Global, Inc. Class A (a)	1,205	49,429
The DIRECTV Group Inc. (a)	24,793	601,974
		651,403
Multiline Retail - 0.8%
Nordstrom, Inc.	3,563	167,069
Specialty Retail - 3.0%
American Eagle Outfitters Inc.	4,879	128,366
Bed Bath & Beyond, Inc. (a)	2,241	76,463
Charlotte Russe Holding, Inc. (a)	2,713	39,718
Group 1 Automotive, Inc.	2,577	86,510
Guess ?, Inc.	1,273	62,415
Gymboree Corp. (a)	3,379	119,076
The Buckle Inc.	3,106	117,842
		630,390
Textiles, Apparel & Luxury Goods - 0.1%
Steven Madden Ltd.	872	16,524
TOTAL CONSUMER DISCRETIONARY		2,297,491

CONSUMER STAPLES - 2.6%
Beverages - 1.7%
The Coca-Cola Co.	6,079	349,360
Food Products - 0.6%
Campbell Soup Co.	990	36,630
TreeHouse Foods, Inc. (a)	3,351	90,645
		127,275
Personal Products - 0.2%
NBTY, Inc. (a)	929	37,717
Tobacco - 0.1%
UST, Inc.	431	21,378
TOTAL CONSUMER STAPLES		535,730

ENERGY - 8.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	180	16,267
Core Laboratories N.V. (a)	381	48,536
Gulf Island Fabrication, Inc.	1,500	57,585
NATCO Group, Inc. (a)	1,858	96,151
		218,539
Oil, Gas & Consumable Fuels - 7.7%
BP PLC - ADR	3,149	218,383
Chevron Corp.	1,202	112,483
ENI SpA - ADR	3,133	231,090
Exxon Mobil Corp.	10,413	963,827
Petroquest Energy, Inc. (a)	5,263	56,472
Vaalco Energy, Inc. (a)	6,299	28,787
		1,611,042
TOTAL ENERGY		1,829,581

FINANCIALS - 8.9%
Commercial Banks - 4.8%
ABN AMRO Holding NV - ADR	6,508	341,670
Barclays plc - ADR	3,625	176,247
Cascade Bancorp Inc.	3,023	67,292
HSBC Holdings plc - ADR	2,305	213,443
Lloyds TSB Group plc - ADR	4,658	207,095
		1,005,747
Consumer Finance - 3.2%
American Express Co.	9,144	542,879
First Cash Financial Services, Inc. (a)	3,048	71,384
World Acceptance Corp. (a)	1,899	62,819
		677,082
Diversified Financial Services - 0.5%
Moody's Corp.	2,105	106,092
Real Estate Investment Trusts - 0.4%
Boston Properties, Inc.	873	90,705
TOTAL FINANCIALS		1,879,626

HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 0.7%
DJO Inc. (a)	2,502	122,848
Immucor, Inc. (a)	1,041	37,216
		160,064
Health Care Providers & Services - 0.4%
Air Methods Corp. (a)	1,288	59,506
Laboratory Corp. Of America Holdings (a)	263	20,574
		80,080
Health Care Technology - 0.8%
Omnicell, Inc. (a)	3,113	88,845
Phase Forward, Inc. (a)	3,837	76,778
		165,623
Life Sciences Tools & Services - 0.1%
Waters Corp. (a)	199	13,317
Pharmaceuticals - 5.9%
GlaxoSmithKline PLC - ADR	4,028	214,290
Johnson & Johnson	6,020	395,514
Noven Pharmaceuticals, Inc. (a)	2,555	40,701
Pfizer, Inc.	24,500	598,535
		1,249,040
TOTAL HEALTH CARE		1,668,124

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.0%
Ladish, Inc. (a)	1,549	85,938
Rockwell Collins, Inc.	1,702	124,314
		210,252
Air Freight & Logistics - 0.6%
Hub Group, Inc. Class A (a)	4,197	126,036
Airlines - 0.2%
Continental Airlines, Inc. (a)	1,258	41,552
Building Products - 0.2%
American Woodmark Corp.	1,704	42,242
Commercial Services & Supplies - 1.5%
Cenveo, Inc. (a)	5,775	124,913
Clean Harbors, Inc. (a)	2,093	93,181
Kenexa Corp. (a)	2,219	68,301
TeleTech Holdings, Inc. (a)	1,297	31,011
		317,406
Construction & Engineering - 0.7%
Quanta Services, Inc. (a)	5,295	140,053
Electrical Equipment - 1.0%
Rockwell Automation, Inc.	1,723	119,766
Superior Essex, Inc. (a)	2,218	82,687
		202,453
Machinery - 5.7%
Caterpillar, Inc.	10,416	816,927
PACCAR, Inc.	4,553	388,143
		1,205,070
TOTAL INDUSTRIALS		2,285,064

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 9.9%
Cisco Systems, Inc. (a)	28,971	959,230
Packeteer, Inc. (a)	3,827	29,085
Research In Motion Ltd. (a)	10,173	1,002,549
Sirenza Microdevices, Inc. (a)	5,169	89,372
		2,080,236
Computers & Peripherals - 3.7%
International Business Machines Corp.	6,589	776,184
Lexmark International, Inc. Class A (a)	184	7,642
		783,826
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	715	26,369
CDW Corp. (a)	489	42,641
Rogers Corp. (a)	1,919	79,044
		148,054
Internet Software & Services - 0.3%
Interwoven, Inc. (a)	4,668	66,426
IT Services - 1.0%
Infosys Technologies Ltd. - ADR	4,377	211,803
Semiconductor & Semiconductor Equipment - 3.3%
Atheros Communications, Inc. (a)	5,613	168,221
Lam Research Corp. (a)	1,100	58,586
NVIDIA Corp. (a)	11,649	422,160
Ultra Clean Holdings Inc. (a)	2,196	32,281
		681,248
Software - 9.1%
Ansoft Corp. (a)	2,505	82,615
Check Point Software Technologies Ltd. (a)	1,583	39,860
Microsoft Corp.	28,685	845,060
Oracle Corp. (a)	40,746	882,151
Tyler Technologies, Inc. (a)	4,241	56,617
		1,906,303
TOTAL INFORMATION TECHNOLOGY		5,877,896

MATERIALS - 7.6%
Chemicals - 5.7%
Albemarle Corp.	1,341	59,272
E.I. du Pont de Nemours & Co.	13,027	645,618
OM Group, Inc. (a)	668	35,277
Potash Corp. of Saskatchewan, Inc.	4,365	461,381
		1,201,548
Containers & Packaging - 0.2%
Rock-Tenn Co.	1,127	32,570
Metals & Mining - 1.7%
Allegheny Technologies, Inc.	1,398	153,710
Brush Engineered Materials, Inc. (a)	920	47,739
Metal Management, Inc.	2,857	154,849
		356,298
TOTAL MATERIALS		1,590,416

TELECOMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 9.6%
BT Group plc - ADR	14,752	926,868
Consolidated Communications Holdings, Inc.	2,781	54,535
Deutsche Telekom AG - ADR	11,569	227,100
Fairpoint Communications, Inc.	3,764	70,989
France Telecom SA - ADR	7,627	255,047
Royal KPN NV - ADR	14,881	258,483
Telecom Italia SpA - ADR	6,994	211,708
		2,004,730
Wireless Telecommunication Services - 1.5%
Millicom International Cellular S.A. (a)	565	47,404
Vodafone Group plc - ADR	7,611	276,279
		323,683
TOTAL TELECOMMUNICATION SERVICES		2,328,413

UTILITIES - 2.9%
Electric Utilities - 1.8%
Enel SpA - ADR	4,101	231,173
Entergy Corp.	423	45,807
FirstEnergy Corp.	672	42,564
FPL Group, Inc.	853	51,931
		371,475
Multi-Utilities - 1.1%
National Grid plc - ADR	2,886	231,544
TOTAL UTILITIES		603,019
TOTAL COMMON STOCKS (Cost $18,682,929)		$20,895,360

	Face	Fair
REPURCHASE AGREEMENTS - 6.3%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$1,327,000	$1,327,000
Repurchase price $1,327,398
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $1,346,730
TOTAL REPURCHASE AGREEMENTS (Cost $1,327,000)		$1,327,000

Total Investments - 105.8% (Cost $20,009,929) (b)		$22,222,360
Liabilities in Excess of Other Assets - (5.8)%		(1,210,095)
Net Assets - 100.0%		$21,012,265

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Target Equity/Income Portfolio

		Fair
COMMON STOCKS - 98.5%	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Automobiles - 2.4%
Harley-Davidson, Inc.	19,396	$896,289
Household Durables - 1.0%
Kimball International, Inc.	6,853	77,987
Tempur-Pedic International, Inc.	8,148	291,291
		369,278
Internet & Catalog Retail - 0.9%
priceline.com, Inc. (a)	3,903	346,391
Leisure Equipment & Products - 2.7%
Hasbro, Inc.	11,754	327,702
Mattel, Inc.	28,898	677,947
		1,005,649
Media - 5.2%
The DIRECTV Group Inc. (a)	79,908	1,940,166
Multiline Retail - 2.4%
Nordstrom, Inc.	19,055	893,489
Specialty Retail - 2.1%
American Eagle Outfitters Inc.	16,631	437,562
Guess ?, Inc.	6,867	336,689
		774,251
Textiles, Apparel & Luxury Goods - 0.3%
Steven Madden Ltd.	4,799	90,941
TOTAL CONSUMER DISCRETIONARY		6,316,454

CONSUMER STAPLES - 0.5%
Personal Products - 0.5%
NBTY, Inc. (a)	4,921	199,793
TOTAL CONSUMER STAPLES		199,793

ENERGY - 0.7%
Energy Equipment & Services - 0.7%
Core Laboratories N.V. (a)	2,098	267,264
TOTAL ENERGY		267,264

FINANCIALS - 14.4%
Commercial Banks - 5.5%
Huntington Bancshares, Inc.	36,133	613,538
PNC Financial Services Group, Inc.	11,438	778,928
Regions Financial Corp.	22,729	670,051
		2,062,517
Diversified Financial Services - 2.2%
JPMorgan Chase & Co.	17,474	800,659
Insurance - 6.7%
Cincinnati Financial Corp.	18,710	810,330
Lincoln National Corp.	12,862	848,506
Unitrin, Inc.	16,805	833,360
		2,492,196
TOTAL FINANCIALS		5,355,372

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Immucor, Inc. (a)	5,735	205,026
TOTAL HEALTH CARE		205,026

INDUSTRIALS - 1.1%
Airlines - 0.6%
Continental Airlines, Inc. (a)	6,701	221,334
Commercial Services & Supplies - 0.5%
TeleTech Holdings, Inc. (a)	7,132	170,526
TOTAL INDUSTRIALS		391,860

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 9.6%
Research In Motion Ltd. (a)	36,063	3,554,009
Semiconductor & Semiconductor Equipment - 3.9%
NVIDIA Corp. (a)	39,773	1,441,373
TOTAL INFORMATION TECHNOLOGY		4,995,382

MATERIALS - 18.7%
Chemicals - 13.1%
Albemarle Corp.	7,136	315,411
Lubrizol Corp.	17,043	1,108,818
Lyondell Chemical Co.	33,248	1,541,045
OM Group, Inc. (a)	3,668	193,707
Potash Corp. of Saskatchewan, Inc.	16,129	1,704,835
		4,863,816
Containers & Packaging - 0.5%
Rock-Tenn Co.	6,195	179,035
Metals & Mining - 2.9%
Allegheny Technologies, Inc.	7,503	824,955
Brush Engineered Materials, Inc. (a)	5,066	262,875
		1,087,830
Paper & Forest Products - 2.2%
MeadWestvaco Corp.	28,239	833,898
TOTAL MATERIALS		6,964,579

TELECOMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 9.3%
BT Group plc - ADR	54,723	3,438,246
TOTAL TELECOMMUNICATION SERVICES		3,438,246

UTILITIES - 22.7%
Electric Utilities - 8.4%
FirstEnergy Corp.	14,103	893,284
Northeast Utilities	30,378	867,899
Pinnacle West Capital Corp.	16,918	668,430
UniSource Energy Corp.	23,246	694,823
		3,124,436
Gas Utilities - 4.8%
AGL Resources, Inc.	21,790	863,320
ONEOK, Inc.	19,640	930,936
		1,794,256
Multi-Utilities - 9.5%
Black Hills Corp.	22,923	940,302
DTE Energy Co.	17,585	851,818
Energy East Corp.	34,166	924,190
SCANA Corp.	20,895	809,472
		3,525,782
TOTAL UTILITIES		8,444,474
TOTAL COMMON STOCKS (Cost $33,018,041)		$36,578,450

	Face	Fair
REPURCHASE AGREEMENTS - 4.6%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$1,723,000	$1,723,000
Repurchase price $1,723,517
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $1,748,618
TOTAL REPURCHASE AGREEMENTS (Cost $1,723,000)		$1,723,000

Total Investments - 103.1% (Cost $34,741,041) (b)		$38,301,450
Liabilities in Excess of Other Assets - (3.1)%		(1,142,593)
Net Assets - 100.0%		$37,158,857

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Ohio National Fund, Inc. - Bristol Growth Portfolio

		Fair
COMMON STOCKS - 98.6%	Shares	Value
CONSUMER DISCRETIONARY - 5.8%
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	1,200	$51,720
Media - 1.7%
The Walt Disney Co.	3,500	120,365
Multiline Retail - 2.0%
J.C. Penney Co. Inc.	2,300	145,751
Specialty Retail - 0.1%
The Talbots, Inc.	600	10,800
Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. Class B	1,600	93,856
TOTAL CONSUMER DISCRETIONARY		422,492

CONSUMER STAPLES - 13.4%
Beverages - 3.8%
PepsiCo, Inc.	2,000	146,520
The Coca-Cola Co.	2,300	132,181
		278,701
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	3,700	146,631
Food Products - 3.0%
General Mills, Inc.	1,500	87,015
Kraft Foods, Inc. Class A	3,700	127,687
		214,702
Household Products - 4.6%
Colgate-Palmolive Co.	2,100	149,772
The Procter & Gamble Co.	2,600	182,884
		332,656
TOTAL CONSUMER STAPLES		972,690

ENERGY - 5.6%
Energy Equipment & Services - 3.5%
FMC Technologies, Inc. (a)	1,100	63,426
Grant Prideco, Inc. (a)	2,200	119,944
Schlumberger Ltd.	700	73,500
		256,870
Oil, Gas & Consumable Fuels - 2.1%
Exxon Mobil Corp.	1,600	148,096
TOTAL ENERGY		404,966

FINANCIALS - 10.2%
Capital Markets - 5.0%
Merrill Lynch & Co., Inc.	1,400	99,792
Morgan Stanley	2,200	138,600
The Goldman Sachs Group, Inc.	600	130,044
		368,436
Consumer Finance - 0.7%
Capital One Financial Corp.	750	49,822
Diversified Financial Services - 2.0%
Citigroup, Inc.	3,100	144,677
Insurance - 1.5%
American International Group, Inc.	1,600	108,240
Thrifts & Mortgage Finance - 1.0%
Freddie Mac	1,200	70,812
TOTAL FINANCIALS		741,987

HEALTH CARE - 15.4%
Biotechnology - 4.3%
BioMarin Pharmaceutical, Inc. (a)	3,100	77,190
Human Genome Sciences, Inc. (a)	8,000	82,320
Vertex Pharmaceuticals, Inc. (a)	4,000	153,640
		313,150
Health Care Equipment & Supplies - 1.7%
Cooper Cos. Inc.	2,300	120,566
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	1,900	92,017
Life Sciences Tools & Services - 2.8%
Applera Corp. - Applied Biosystems Group	2,300	79,672
Thermo Fisher Scientific, Inc. (a)	2,200	126,984
		206,656
Pharmaceuticals - 5.3%
Johnson & Johnson	2,600	170,820
Merck & Co., Inc.	2,500	129,225
Wyeth	1,900	84,645
		384,690
TOTAL HEALTH CARE		1,117,079

INDUSTRIALS - 4.2%
Aerospace & Defense - 2.2%
The Boeing Co.	1,500	157,485
Industrial Conglomerates - 2.0%
General Electric Co.	3,500	144,900
TOTAL INDUSTRIALS		302,385

INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 6.7%
Cisco Systems, Inc. (a)	7,700	254,947
Corning, Inc.	4,600	113,390
QUALCOMM, Inc.	2,900	122,554
		490,891
Computers & Peripherals - 7.4%
Apple Inc. (a)	950	145,863
EMC Corp. (a)	3,600	74,880
Hewlett-Packard Co.	2,800	139,412
International Business Machines Corp.	1,500	176,700
		536,855
Electronic Equipment & Instruments - 1.6%
AU Optronics Corp. - ADR	6,833	115,615
Internet Software & Services - 6.9%
eBay, Inc. (a)	3,200	124,864
Google, Inc. Class A (a)	260	147,490
VeriSign, Inc. (a)	4,300	145,082
Yahoo!, Inc. (a)	3,100	83,204
		500,640
Semiconductor & Semiconductor Equipment - 10.9%
Applied Materials, Inc.	7,000	144,900
Intel Corp.	6,700	173,262
Maxim Integrated Products, Inc.	5,100	149,685
National Semiconductor Corp.	2,700	73,224
ON Semiconductor Corp. (a)	10,400	130,624
Texas Instruments, Inc.	3,200	117,088
		788,783
Software - 3.0%
Microsoft Corp.	7,500	220,950
TOTAL INFORMATION TECHNOLOGY		2,653,734

MATERIALS - 5.5%
Chemicals - 5.5%
Agrium, Inc.	2,200	119,636
Cytec Industries, Inc.	1,100	75,229
Monsanto Co.	800	68,592
Rohm & Haas Co.	2,400	133,608
TOTAL MATERIALS		397,065

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	3,300	146,124
TOTAL TELECOMMUNICATION SERVICES		146,124
TOTAL COMMON STOCKS (Cost $6,767,554)		$7,158,522

	Face	Fair
REPURCHASE AGREEMENTS - 1.1%	Amount	Value
U.S. Bank 3.600% 10/01/2007	$85,000	$85,000
Repurchase price $85,026
Collateralized by:
Federal Home Loan Mortgage Corp. Gold Pool
#E99143 4.500%, 09/01/2018
Fair Value: $86,264
TOTAL REPURCHASE AGREEMENTS (Cost $85,000)		$85,000

Total Investments - 99.7% (Cost $6,852,554) (b)		$7,243,522
Other Assets in Excess of Liabilities - 0.3%		18,371
Net Assets - 100.0%		$7,261,893

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

Ohio National Fund, Inc.

Notes to Schedule of Investments	September 30, 2007 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty three separate investment portfolios (the “Portfolios”) that seek the following objectives:

■	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

■
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■
International Small Company Portfolio  - Long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■
Mid Cap Opportunity Portfolio - Long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

■	S&P 500 Index Portfolio - Total return that approximates that of the Standard & Poor's 500 Index.

■	Blue Chip Portfolio - Growth of capital and income by investing primarily in securities of high quality companies.

■
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing in and actively managing equity securities in small cap growth companies.

■
Nasdaq-100 Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq 100 Index. Unlike the other Portfolios of the Fund, the Nasdaq-100 Index Portfolio is a non-diversified portfolio for purposes of Section 5 (b)(1) of the 1940 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation by investing within under-priced sectors and industries and maximization of realized gains.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc.  There are no assurances these objectives will be met.  Each Portfolio, except the Nasdaq-100 Index Portfolio, is classified as a diversified fund for purposes of Section 5 (b)(1) of the 1940 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares.  These authorized shares have been allocated to specific Portfolios of the Fund.  40 million shares are allocated to the Money Market Portfolio, 35 million shares are allocated to the International Portfolio, 30 million shares are allocated to the Equity Portfolio, 25 million shares are allocated to each of the Bond and S&P 500 Index Portfolios, 20 million shares are allocated to the Capital Appreciation Portfolio, 15 million shares are allocated to each of the High Income Bond and Nasdaq-100 Index Portfolios, 10 million shares are allocated to each of the Omni, Millennium, International Small Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, Blue Chip, Capital Growth, Bristol, Bryton Growth, U.S. Equity, Target VIP, and Target Equity/Income Portfolios.  5 million shares are allocated to each of the Balanced, Income Opportunity, and Bristol Growth Portfolios. The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act.  Should the money market component of the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such money market component of the Omni Portfolio will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security.  This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if a security were sold.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the daily closing price on the exchange on which each security is principally traded.  Option securities are valued on a composite price basis.  Over-the-counter domestic equity securities are valued at the last sale price reported daily as of 4:00 pm Eastern Time.  If, on a particular day, a domestic equity security is not traded, the mean between the bid and ask prices reported at 4:00 pm Eastern Time will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days, other than U.S. Government and agency securities, are valued using specific market quotations or a matrix method provided by independent pricing services approved by the Board.  If such information is unavailable, the mean between the daily close bid and ask prices is used. U.S. Government and agency securities are valued at the mean between the daily close bid and ask prices.

Repurchase agreements are valued at original cost.

Restricted securities, illiquid securities, and other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and the ask quotes at daily close, or the last sale price when appropriate.  Non-traded foreign equity securities are priced on last trades or at the mean value between the daily close bid and ask quotes where readily available. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, New York registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the 4:00 pm Eastern Time U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by the management of the Fund as well as the Fund’s Board.  Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily at 4:00 pm Eastern Time.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions. Events that could impact the exchange rates may occur between the time at which the exchange rates are determined and the time the Portfolios’ net assets are valued.  For those Portfolios holding foreign investments, the computation of the respective net asset value would not include the impact of such events. If such events are detected and are determined to materially affect the currency exchange rates during such time period, the securities are valued at their estimated fair value as determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments.  However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America.  The International and International Small Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500 Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives.  Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the Statements of Operations, if any. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised.  A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.  A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500 Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100 Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq 100 Index in accordance with their stated investment objectives.

At September 30, 2007, there were no futures contracts held by the Fund’s Portfolios.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.   Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally.  A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations.  The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week.  The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.  Investments by a Portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of the Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid.  The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities.  Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral that is deemed to be sufficient to cover the purchase price.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes.  Borrowings would generally be unsecured, except to the extent the Portfolios enter into reverse repurchase agreements.  The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed.  No borrowings were conducted by any of the Fund’s Portfolios during the nine-month period ended September 30, 2007.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable and allows for all interest and dividend payments; and the aggregate value of securities loaned does not exceed one third of the total assets.  There were no Fund securities lent during the nine-month period ended September 30, 2007.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.  Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s accounting agents become aware of such dividends.  Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and makes distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.  As such, no provisions for Federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally based on income earned.  These Portfolios accrue such taxes as the related income is earned.

New Accounting Pronoucements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund adopted the standard on June 29, 2007 as required.  The adoption of FIN 48 has had no impact on the current financial statements for any of the Fund’s Portfolios.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(3) Federal Income Tax Information

Cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes.  The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2007 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$205,476,583	$4,370,898	$51,566,544	$27,581,345	$14,420,257	$4,370,898
Depreciation	(48,975,108)	(1,422,177)	(7,503,739)	(9,258,603)	(217,608)	(1,422,177)
Net unrealized: Appreciation (depreciation)	$156,501,475	$2,948,721	$44,062,805	$18,322,742	$14,202,649	$2,948,721
Aggregate cost of securities:	$389,993,478	$61,881,797	$354,790,788	$192,310,718	$54,468,869	$61,881,797

	International Small Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 Index	Blue Chip
Gross unrealized:
Appreciation	$33,513,060	$6,642,481	$5,832,623	$14,436,495	$54,937,408	$2,536,144
Depreciation	(2,269,877)	(223,813)	(944,817)	(1,859,821)	(11,509,105)	(1,912,343)
Net unrealized: Appreciation (depreciation)	$31,243,183	$6,418,668	$4,887,806	$12,576,674	$43,428,303	$623,801
Aggregate cost of securities:	$77,661,725	$17,921,407	$20,921,585	$97,906,142	$145,301,987	$33,270,365

	High Income Bond	Capital Growth	Nasdaq-100 Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$1,371,596	$9,170,386	$14,071,690	$7,771,028	$8,460,185	$3,337,839
Depreciation	(1,590,623)	(1,359,305)	(2,188,664)	(1,746,635)	(3,370,325)	(262,669)
Net unrealized: Appreciation (depreciation)	$(219,027)	$7,811,081	$11,883,026	$6,024,393	$5,089,860	$3,075,170
Aggregate cost of securities:	$88,164,956	$30,887,303	$38,381,007	$87,354,764	$52,907,109	$21,997,378

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$1,130,186	$646,050	$2,739,262	$5,282,426	$511,592
Depreciation	(54,017)	(106,893)	(534,292)	(1,849,243)	(120,624)
Net unrealized: Appreciation (depreciation)	$1,076,169	$539,157	$2,204,970	$3,433,183	$390,968
Aggregate cost of securities:	$8,913,976	$4,733,641	$20,017,390	$34,868,267	$6,852,554

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ohio National Fund, Inc.

By (Signature and Title)   /s/John J. Palmer
John J. Palmer
President and Director

Date   November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/John J. Palmer
John J. Palmer
President and Director

Date   November 27, 2007

By (Signature and Title)    /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date   November 27, 2007